W&R Funds, Inc.
                      Asset Strategy Fund
                      Core Equity Fund
                      High Income Fund
                      International Growth Fund
                      Large Cap Growth Fund
                      Limited-Term Bond Fund
                      Mid Cap Growth Fund
                      Money Market Fund
                      Municipal Bond Fund
                      Science and Technology Fund
                      Small Cap Growth Fund
                      Tax-Managed Equity Fund

                    Semiannual
                    Report
                    ------------------
                    September 30, 2001

CONTENTS

         5     Asset Strategy Fund

        19     Core Equity Fund

        33     High Income Fund

        49     International Growth Fund

        64     Large Cap Growth Fund

        77     Limited-Term Bond Fund

        91     Mid Cap Growth Fund

       105     Money Market Fund

       117     Municipal Bond Fund

       133     Science and Technology Fund

       148     Small Cap Growth Fund

       162     Tax-Managed Equity Fund

       174     Notes to Financial Statements

       196     Independent Auditors' Report

       199     Directors & Officers











This report is submitted for the general information of the shareholders of W&R Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the W&R Funds, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER
-----------------------------------------------------------------
  September 30, 2001


Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended September 30, 2001.

The tragic events of September 11, 2001 brought sadness and devastation to our country, and we express our profound sympathy to the victims and their families. The attacks were emotionally staggering, yet they seem to have helped solidify our resolve as a country and to remind us of the robust nature of the American spirit.

In the face of tragedy, we must remember that our financial system remains sound and maintains the capacity to recover. Through the course of history, our economy has weathered and recovered from several different disasters, and we feel strongly that it will do so again.

By September 30, it appeared as though the attacks had further depressed an already declining U.S. economy, with the effect rippling out to impact the global economy as well. For the last six months, the technology-heavy Nasdaq Composite Index was down 18.56 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 9.72 percent and the Dow Jones Industrial Average declined 9.76 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 5.25 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

The difficult environment for equities was particularly evident during the last three months. Facing a slowing economy, compounded by the terrorist attacks, the markets absorbed quite a blow. In fact, according to Lipper, Inc., a mutual fund monitoring company, 41 out of its total 42 fund categories posted negative returns during the three-month period.

Nonetheless, it is important to note that, while the market may react reflexively in the immediate aftermath of a major disaster or emergency, it often rebounds over the intermediate or long term. While the current circumstances may be difficult, we believe that it is unwise to act impulsively. Take a step back, work with your financial advisors, and keep your goals in mind.

We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, as current events indicate, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
-----------------------------------------------------------------
Asset Strategy Fund

                                GOAL:  To seek high total return over the long
                                        term.

Strategy
Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities.

Founded
1995

Scheduled Dividend Frequency
Quarterly (March, June, September and December)

Portfolio Strategy
Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-Term Instruments 5% (can range from 0-100%)

Performance Summary - Class C Shares
Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Dividends paid                   $0.10
                                 =====
Net asset value on
9-30-01                         $11.76
3-31-01                          11.97
                                ------
Change per share                $(0.21)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)

                         Class A                     Class B
                  -----------------------   -------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01     -10.04%    -4.56%         -8.47%         -5.38%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)       -8.13%    -3.58%         -6.77%         -4.25%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-10-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period             Class C(B)   Class Y(C)
------             ---------    ---------
 1-year period
  ended 9-30-01       -5.29%    -4.51%
 5-year period
  ended 9-30-01       10.65%    11.62%
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class(D)          8.77%    10.19%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)4-20-95 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Asset Strategy Fund had net assets totaling $58,687,475 invested in a diversified portfolio of:

   59.30% United States Government Securities
   21.86% Common Stocks
    8.70% Cash and Cash Equivalents and Unrealized Loss on
            Open Forward Currency Contracts
    6.67% Corporate Debt Securities
    2.52% Bullion
    0.95% Other Government Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

  $59.30 United States Government Securities
   21.86 Common Stocks
    8.70 Cash and Cash Equivalents and Unrealized Loss on
             Open Forward Currency Contracts
    6.67 Corporate Debt Securities
    2.52 Bullion
    0.95 Other Government Securities

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2001

                                                Troy
                                              Ounces       Value

BULLION - 2.52%
 Gold ...................................     5,052     $ 1,477,236
                                                        -----------
 (Cost: $1,370,922)

                                              Shares

COMMON STOCKS
Coal Mining - 0.03%
 Peabody Energy Corporation .............       800          19,280
                                                        -----------

Metal Mining - 21.83%
 Agnico-Eagle Mines Limited .............   105,800       1,096,088
 AngloGold Limited, ADR .................   118,100       1,884,876
 Barrick Gold Corporation ...............   109,900       1,906,765
 Glamis Gold Ltd.* ......................    11,100          42,624
 Goldcorp Incorporated (A) ..............    10,200         118,351
 Homestake Mining Company ...............   271,200       2,522,160
 Kinross Gold Corporation (A)* ..........   297,500         288,286
 Meridian Gold Inc. (A)* ................    11,220         121,658
 Newmont Mining Corporation .............   104,100       2,456,760
 Placer Dome Inc. .......................   185,600       2,373,824
                                                        -----------
                                                         12,811,392
                                                        -----------

TOTAL COMMON STOCKS - 21.86%                            $12,830,672
 (Cost: $11,736,344)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Communication - 0.72%
 WorldCom, Inc.,
   7.875%, 5-15-03........................      $400        420,224
                                                        -----------


                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 2.01%
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .........................      $300    $   309,462
 El Paso Natural Gas Company,
   7.75%, 1-15-02 ........................       300        302,637
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       250        259,157
 WMX Technologies, Inc.,
   7.7%, 10-1-02 .........................       300        310,464
                                                        -----------
                                                          1,181,720
                                                        -----------

Fabricated Metal Products - 0.36%
 Crown Cork & Seal Company, Inc.,
   7.125%, 9-1-02 ........................       300        210,000
                                                        -----------

Food and Kindred Products - 0.53%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       300        311,321
                                                        -----------

General Merchandise Stores - 0.53%
 Wal-Mart Stores, Inc.,
   6.875%, 8-1-02 ........................       300        309,927
                                                        -----------

Nondepository Institutions - 0.96%
 Banco Latinoamericano de Exportaciones, S.A.,
   6.59%, 10-6-02 (B) ....................       300        310,629
 Nacional Financiera, S.N.C.,
   9.75%, 3-12-02 ........................       250        255,937
                                                        -----------
                                                            566,566
                                                        -----------

Oil and Gas Extraction - 0.53%
 Apache Corporation,
   9.25%, 6-1-02 .........................       300        310,944
                                                        -----------
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 0.52%
 CSN Islands Corporation,
   9.625%, 8-2-02 (B) ....................      $300    $   305,625
                                                        -----------

Railroad Transportation - 0.51%
 Union Pacific Corporation,
   5.78%, 10-15-01 .......................       300        300,216
                                                        -----------

TOTAL CORPORATE DEBT SECURITIES - 6.67%                 $ 3,916,543
 (Cost: $3,913,000)

OTHER GOVERNMENT SECURITIES
Argentina - 0.51%
 Republic of Argentina (The),
   0.0%, 10-15-01 ........................       300        299,625
                                                        -----------

Mexico - 0.44%
 United Mexican States,
   8.625%, 3-12-08 .......................       250        256,250
                                                        -----------

TOTAL OTHER GOVERNMENT SECURITIES - 0.95%               $   555,875
 (Cost: $543,276)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury Notes:
   3.625%, 8-31-03 .......................     5,375      5,454,765
   5.75%, 11-15-05 (C) ...................    18,400     19,791,408
   6.125%, 8-15-07 .......................     8,675      9,553,344
                                                        -----------
TOTAL UNITED STATES GOVERNMENT SECURITIES - 59.30%      $34,799,517
 (Cost: $33,836,614)                                    -----------


                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2001

                                                Face
                                           Amount in
                                           Thousands         Value

UNREALIZED LOSS ON OPEN FORWARD
 CURRENCY CONTRACTS - (0.10%)
   Japanese Yen, 11-30-01 (D) ............  Y365,296     $  (43,138)
   Japanese Yen, 1-31-02 (D) .............  Y279,436        (13,872)
                                                        -----------
                                                         $  (57,010)
                                                        -----------

TOTAL SHORT-TERM SECURITIES - 8.64%                     $ 5,070,998
 (Cost: $5,070,998)

TOTAL INVESTMENTS - 99.84%                              $58,593,831
 (Cost: $56,471,154)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%            93,644

NET ASSETS - 100.00%                                    $58,687,475

                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2001


Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $616,254 or 1.05% of net assets.
(C) As of September 30, 2001, a portion of the security is used as cover for the following written call options. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
--------------------------------------------------------------------
Analog Devices, Inc.      62       December/40     $15,190   $15,190
Applied Materials, Inc.   66       January/35       14,520    14,520
KLA-Tencor Corporation    62       December/40      15,500    15,500
Texas Instruments
  Incorporated            83       January/30       15,770    15,770
                                                   -------   -------
                                                   $60,980   $60,980
                                                   =======   =======

(D) Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen.)

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
ASSET STRATEGY FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investments -- at value (Notes 1 and 3):
   Bullion (cost - $1,371)..................................   $ 1,477
   Securities (cost - $55,100)..............................    57,117
                                                               -------
                                                                58,594
 Cash .....................................................          1
 Receivables:
   Dividends and interest...................................       581
   Investment securities sold...............................       396
   Fund shares sold ........................................        66
                                                               -------
    Total assets ..........................................     59,638
LIABILITIES                                                    -------
 Payable for investment securities purchased ..............        670
 Payable to Fund shareholders .............................        187
 Outstanding call options at market (Note 6)...............         61
 Accrued transfer agency and dividend disbursing (Note 2)..         11
 Accrued accounting services fee (Note 2)..................          3
 Accrued distribution fee (Note 2).........................          3
 Accrued management fee (Note 2)...........................          3
 Accrued service fee (Note 2)..............................          1
 Other ....................................................         12
                                                               -------
    Total liabilities .....................................        951
                                                               -------
      Total net assets .....................................   $58,687
NET ASSETS                                                     =======
 $0.01 par value capital stock:
   Capital stock ...........................................  $     50
   Additional paid-in capital...............................    58,247
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .........       218
   Accumulated undistributed net realized loss
    on investment transactions ............................     (1,951)
   Net unrealized appreciation in value of investments .....     2,123
                                                               -------
    Net assets applicable to outstanding units of
      capital ..............................................   $58,687
Net asset value per share (net assets divided                  =======
 by shares outstanding):
 Class A ..................................................    $11.76
 Class B ..................................................    $11.76
 Class C ..................................................    $11.76
 Class Y ..................................................    $11.76
Capital shares outstanding:
 Class A ..................................................       289
 Class B ..................................................       213
 Class C ..................................................     4,435
 Class Y ..................................................        53
Capital shares authorized .................................   200,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
ASSET STRATEGY FUND
For the Six Months Ended September 30, 2001
(In Thousands)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $1,108
   Dividends (net of foreign withholding taxes of $2).......        67
                                                                ------
    Total income ..........................................      1,175
 Expenses (Note 2):                                             ------
   Distribution fee:
    Class A................................................        ---*
    Class B................................................          9
    Class C................................................        199
    Class Y................................................          1
   Investment management fee ...............................       206
   Transfer agency and dividend disbursing:
    Class A................................................          4
    Class B................................................          4
    Class C................................................         67
   Service fee:
    Class A................................................          3
    Class B................................................          3
    Class C................................................         67
   Registration fees .......................................        34
   Accounting services fee .................................        18
   Custodian fees ..........................................         9
   Audit fees ..............................................         8
   Legal fees ..............................................         1
   Shareholder servicing - Class Y .........................         1
   Other ...................................................        10
                                                                ------
    Total .................................................        644
                                                                ------
       Net investment income ..............................        531
REALIZED AND UNREALIZED GAIN                                    ------
 (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities ..........................     (2,894)
 Realized net gain on call options written ................        124
                                                                ------
   Realized net loss on investments ........................    (2,770)
                                                                ------
 Unrealized appreciation in value of securities
   during the period .......................................     1,901
 Unrealized depreciation in value of forward currency
   contracts during the period .............................      (143)
 Unrealized depreciation in value of written
   call options during the period ..........................       (66)
   Unrealized appreciation in value of investments              ------
    during the period......................................      1,692
                                                                ------
    Net loss on investments................................     (1,078)
                                                                ------
      Net decrease in net assets resulting from operations .    $ (547)
                                                                ======
*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
ASSET STRATEGY FUND
(In Thousands)


                                         For the six For the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income .................  $    531     $   517
   Realized net gain (loss) on investments    (2,770)      3,825
   Unrealized appreciation (depreciation)      1,692      (6,973)
                                             -------     -------
    Net decrease in net assets resulting
      from operations ....................      (547)     (2,631)
                                             -------     -------
 Distributions to shareholders from (Note 1E):*
   Net investment income:
    Class A..............................        (37)        (20)
    Class B..............................        (20)         (7)
    Class C .............................       (441)       (288)
    Class Y .............................         (8)         (9)
   Realized net gain on investment transactions:
    Class A..............................        ---        (281)
    Class B..............................        ---        (139)
    Class C .............................        ---      (9,737)
    Class Y .............................        ---         (96)
                                             -------     -------
                                                (506)    (10,577)
                                             -------     -------
 Capital share transactions
   (Note 5) ..............................       768      19,464
                                             -------     -------
   Total increase (decrease)..............      (285)      6,256
NET ASSETS
 Beginning of period ....................     58,972      52,716
                                             -------     -------
 End of period ..........................    $58,687     $58,972
                                             =======     =======
   Undistributed net investment
    income ..............................       $218        $193
                                                ====        ====

                *See "Financial Highlights" on pages 15 - 18.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                   For the
                   For the         period
                      six             from
                    months        7-10-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $11.98         $15.22
                     ------         ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.13           0.15
 Net realized and
   unrealized loss
   on investments ..  (0.20)         (0.60)
                     ------         ------
Total from investment
 operations .......   (0.07)         (0.45)
                     ------         ------
Less distributions:
 From net investment
   income ..........  (0.15)         (0.13)
 From capital gains   (0.00)         (2.66)
                     ------         ------
Total distributions   (0.15)         (2.79)
                     ------         ------
Net asset value,
 end of period ....  $11.76         $11.98
                     ======         ======
Total return** .....  -0.63%         -3.77%
Net assets, end of
 period (in
 millions) ........     $3             $2
Ratio of expenses
 to average net
 assets ...........    1.51%***       1.26%***
Ratio of net investment
 income to average
 net assets .......    2.44%***       2.26%***
Portfolio turnover
 rate .............   56.34%        214.77%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                   For the
                   For the         period
                      six             from
                    months        7-3-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $11.97         $15.21
                     ------         ------
Income (loss) from
 investment
 operations:
 Net investment
   income ..........   0.09           0.07
 Net realized and
   unrealized loss
   on investments ..  (0.20)         (0.60)
                     ------         ------
Total from investment
 operations .......   (0.11)         (0.53)
                     ------         ------
Less distributions:
 From net investment
   income ..........  (0.10)         (0.05)
 From capital gains   (0.00)         (2.66)
                     ------         ------
Total distributions   (0.10)         (2.71)
                     ------         ------
Net asset value,
 end of period ....  $11.76         $11.97
                     ======         ======
Total return .......  -0.95%         -4.35%
Net assets, end of
 period (in
 millions) ........     $3             $2
Ratio of expenses
 to average net
 assets ...........    2.28%**        2.15%**
Ratio of net investment
 income to average
 net assets .......    1.68%**        1.37%**
Portfolio turnover
 rate .............   56.34%        214.77%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:
                  For the
                      six
                    months  For the fiscal year ended March 31,
                     ended -------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------------------------------------------
Net asset value,
 beginning of period $11.97 $15.21 $11.20 $11.42 $ 9.73 $10.15
                     ------ ------ ------ ------ ------ ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.11   0.11   0.03   0.15   0.21   0.23
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.22) (0.62)  4.33   0.05   2.16  (0.30)
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......   (0.11) (0.51)  4.36   0.20   2.37  (0.07)
                     ------ ------ ------ ------ ------ ------
Less distributions:
 From net investment
   income ..........  (0.10) (0.07) (0.05) (0.16) (0.22) (0.21)
 From capital gains   (0.00) (2.66) (0.30) (0.26) (0.46) (0.14)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.10) (2.73) (0.35) (0.42) (0.68) (0.35)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $11.76 $11.97 $15.21 $11.20 $11.42 $ 9.73
                     ====== ====== ====== ====== ====== ======
Total return .......  -0.93% -4.22% 39.60%  1.79% 24.94% -0.86%
Net assets, end of
 period (in
 millions) ........    $52    $54    $52    $30    $19    $13
Ratio of expenses
 to average net
 assets ...........    2.22%* 2.15%  2.24%  2.32%  2.44%  2.52%
Ratio of net investment
 income to average
 net assets .......    1.76%* 0.86%  0.24%  1.38%  2.02%  2.21%
Portfolio turnover
 rate .............   56.34%214.77%204.12%168.17%220.67%109.92%

 (A) See Note 5.
 *Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                  For the
                      six
                    months  For the fiscal year ended March 31,
                     ended -------------------------------------
                    9-30-01   2001   2000   1999   1998    1997
                    ----------------------------------- ------
Net asset value,
 beginning of
 period ...........  $11.98 $15.26 $11.21 $11.43 $ 9.73 $10.16
                     ------ ------ ------ ------ ------ ------
Income (loss) from
 investment operations:
 Net investment
   income...........   0.15   0.24   0.15   0.26   0.31   0.27
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.22) (0.63)  4.33   0.05   2.16  (0.26)
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......   (0.07) (0.39)  4.48   0.31   2.47   0.01
                     ------ ------ ------ ------ ------ ------
Less distributions:
 From net investment
   income ..........  (0.15) (0.23) (0.13) (0.27) (0.31) (0.30)
 From capital gains   (0.00) (2.66) (0.30) (0.26) (0.46) (0.14)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.15) (2.89) (0.43) (0.53) (0.77) (0.44)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $11.76 $11.98 $15.26 $11.21 $11.43 $ 9.73
                     ====== ====== ====== ====== ====== ======
Total return .......  -0.58% -3.39% 40.85%  2.75% 26.06%  0.05%
Net assets, end of
 period (in thousands) $623   $550   $508   $307   $225   $116
Ratio of expenses
 to average net
 assets ...........    1.37%* 1.32%  1.33%  1.45%  1.58%  1.61%
Ratio of net investment
 income to average
 net assets .......    2.60%* 1.71%  1.14%  2.25%  2.90%  2.97%
Portfolio turnover
 rate .............   56.34%214.77%204.12%168.17%220.67%109.92%

*Annualized.

                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND
-----------------------------------------------------------------
Core Equity Fund

                               GOALS:  To seek capital growth and income.

Strategy
Invests primarily in common stocks of U.S. and foreign companies with dominant market positions in their industries and that have the potential for capital appreciation or that are expected to resist market decline.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------
Net asset value on
9-30-01                          $8.29
3-31-01                           9.45
                                ------
Change per share                $(1.16)
                                ======
Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------   -------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
1-year period
  ended 9-30-01     -31.17%   -26.97%            -30.00%        -27.62%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)      -25.72%   -22.10%            -26.14%         24.09%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-3-00 for Class A shares and 7-11-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period             Class C(B)   Class Y(C)
------             ---------    ---------
1-year period
  ended 9-30-01      -27.45%   -26.90%
 5-year period
  ended 9-30-01        7.78%     8.65%
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)        10.71%     9.69%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Core Equity Fund had net assets totaling $364,826,500 invested in a diversified portfolio of:

   98.91% Common Stocks
    0.56% Preferred Stock
    0.53% Cash and Cash Equivalents




As a shareholder of Core Equity Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $46.72 Manufacturing Stocks
  19.05 Finance, Insurance and Real Estate Stocks
  10.32 Transportation, Communication, Electric and Sanitary Services Stocks
   9.55 Services Stocks
   8.67 Mining Stocks
   4.60 Wholesale and Retail Trade Stocks
   0.56 Preferred Stock
   0.53 Cash and Cash Equivalents

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS
Amusement and Recreation Services - 0.96%
 Walt Disney Company (The) ..............   187,100  $  3,483,802
                                                     ------------

Business Services - 8.59%
 AOL Time Warner Inc.* ..................   339,050    11,222,555
 Clear Channel Communications, Inc.* ....   117,700     4,678,575
 eBay Inc.* .............................    77,700     3,551,279
 Microsoft Corporation* .................   209,000    10,695,575
 Veritas Software Corp.* ................    63,900     1,177,996
                                                     ------------
                                                       31,325,980
                                                     ------------

Cable and Other Pay Television Services - 2.65%
 Cox Communications, Inc., Class A* .....   231,100     9,648,425
                                                     ------------


Chemicals and Allied Products - 21.12%
 Air Products and Chemicals, Inc. .......    98,900     3,815,562
 American Home Products Corporation .....    73,800     4,298,850
 Biogen, Inc.* ..........................    75,600     4,199,202
 Dow Chemical Company (The) .............   297,000     9,729,720
 du Pont (E.I.) de Nemours and Company ..   140,500     5,271,560
 Forest Laboratories, Inc.* .............   153,900    11,102,346
 Johnson & Johnson ......................    50,000     2,770,000
 King Pharmaceuticals, Inc.* ............   213,033     8,936,734
 Merck & Co., Inc. ......................    65,900     4,388,940
 Pfizer Inc. ............................   279,875    11,222,988
 Pharmacia Corporation ..................   125,773     5,101,353
 Schering-Plough Corporation ............   167,300     6,206,830
                                                     ------------
                                                       77,044,085
                                                     ------------
Communication - 5.62%
 BellSouth Corporation ..................    62,700     2,605,185
 Nextel Communications, Inc.* ...........   363,900     3,133,179
 SBC Communications Inc. ................   194,700     9,174,264
 Telefonaktiebolaget LM Ericsson,
   ADR, Class B ..........................  478,200     1,666,527

                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Communication (Continued)
 Vodafone Group Plc, ADR ................   179,400  $  3,939,624
                                                     ------------
                                                       20,518,779
                                                     ------------

Depository Institutions - 6.10%
 Morgan (J.P.) Chase & Co. ..............   203,900     6,963,185
 U.S. Bancorp ...........................   314,400     6,973,392
 UBS AG, Registered Shares (A) ..........    67,300     3,143,577
 Wells Fargo & Company ..................   116,600     5,182,870
                                                     ------------
                                                       22,263,024
                                                     ------------

Electric, Gas and Sanitary Services - 2.05%
 El Paso Corporation ....................   179,700     7,466,535
                                                     ------------

Electronic and Other Electric Equipment - 6.18%
 Analog Devices, Inc.* ..................    87,800     2,871,060
 General Electric Company ...............   249,200     9,270,240
 Intel Corporation ......................   157,300     3,214,426
 Nokia Oyj (A) ..........................   146,000     2,384,313
 Texas Instruments Incorporated .........   137,100     3,424,758
 Xilinx, Inc.* ..........................    59,300     1,394,143
                                                     ------------
                                                       22,558,940
                                                     ------------

Food and Kindred Products - 1.14%
 Anheuser-Busch Companies, Inc. .........    98,900     4,141,932
                                                     ------------

Food Stores - 0.56%
 Kroger Co. (The)* ......................    82,600     2,035,264
                                                     ------------

Furniture and Home Furnishings Stores - 0.68%
 Best Buy Co., Inc.* ....................    54,800     2,490,660
                                                     ------------
                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2001
                                              Shares       Value
COMMON STOCKS (Continued)
General Merchandise Stores - 3.36%
 Target Corporation .....................   386,200  $ 12,261,850
                                                     ------------

Industrial Machinery and Equipment - 8.12%
 Baker Hughes Incorporated ..............   302,400     8,754,480
 Caterpillar Inc. .......................    87,600     3,924,480
 Cisco Systems, Inc.* ...................   384,500     4,681,288
 Deere & Company ........................   116,600     4,385,326
 Dell Computer Corporation* .............   133,700     2,478,129
 EMC Corporation* .......................   253,600     2,979,800
 Sun Microsystems, Inc.* ................   293,400     2,424,951
                                                     ------------
                                                       29,628,454
                                                     ------------

Instruments and Related Products - 2.23%
 Guidant Corporation* ...................   146,700     5,647,950
 Medtronic, Inc. ........................    57,600     2,505,600
                                                     ------------
                                                        8,153,550
                                                     ------------

Insurance Carriers - 5.71%
 American International Group, Inc. .....   114,250     8,911,500
 Chubb Corporation (The) ................   106,500     7,605,165
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    16,600    4,304,264
                                                     ------------
                                                       20,820,929
                                                     ------------

Nondepository Institutions - 4.09%
 Fannie Mae .............................    87,400     6,997,244
 Freddie Mac ............................   122,000     7,930,000
                                                     ------------
                                                       14,927,244
                                                     ------------

Oil and Gas Extraction - 8.67%
 Anadarko Petroleum Corporation .........   219,700    10,563,176
 Burlington Resources Incorporated ......   244,900     8,378,029
 Enron Corp. ............................    70,000     1,906,100
                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Oil and Gas Extraction (Continued)
 Schlumberger Limited ...................   151,100  $  6,905,270
 Transocean Sedco Forex Inc. ............   147,346     3,889,934
                                                     ------------
                                                       31,642,509
                                                     ------------

Petroleum and Coal Products - 3.99%
 Exxon Mobil Corporation ................   204,568     8,059,979
 Royal Dutch Petroleum Company, NY Shares   129,600     6,512,400
                                                     ------------
                                                       14,572,379
                                                     ------------

Primary Metal Industries - 1.47%
 Alcoa Incorporated .....................   173,400     5,377,134
                                                     ------------

Security and Commodity Brokers - 3.15%
 Charles Schwab Corporation (The) .......   278,050     3,197,575
 Goldman Sachs Group, Inc. (The) ........   116,200     8,290,870
                                                     ------------
                                                       11,488,445
                                                     ------------

Transportation Equipment - 2.47%
 Lockheed Martin Corporation ............   205,800     9,003,750
                                                     ------------


TOTAL COMMON STOCKS - 98.91%                         $360,853,670
 (Cost: $331,371,115)

PREFERRED STOCK - 0.56%
Cable and Other Pay Television Services
 Cox Communications, Inc., 7.0% Convertible  37,600  $  2,051,832
                                                     ------------
 (Cost: $1,875,410)


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2001

                                              Shares       Value

TOTAL SHORT-TERM SECURITIES - 0.45%                  $  1,625,000
 (Cost: $1,625,000)

TOTAL INVESTMENT SECURITIES - 99.92%                 $364,530,502
 (Cost: $334,871,525)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%         295,998

NET ASSETS - 100.00%                                 $364,826,500


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CORE EQUITY FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)...........   $364,531
 Cash  ....................................................          1
 Receivables:
   Investment securities sold ..............................     1,344
   Fund shares sold ........................................       665
   Dividends and interest...................................       464
                                                              --------
    Total assets ..........................................    367,005
                                                              --------
LIABILITIES
 Payable to Fund shareholders .............................      1,644
 Payable for investment securities purchased ..............        365
 Accrued transfer agency and dividend disbursing (Note 2)..         86
 Accrued distribution fee (Note 2).........................         22
 Accrued management fee (Note 2)...........................         21
 Accrued service fee (Note 2)..............................          7
 Accrued accounting services fee (Note 2)..................          6
 Other ....................................................         27
                                                              --------
    Total liabilities .....................................      2,178
                                                              --------
      Total net assets .....................................  $364,827
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $    440
   Additional paid-in capital...............................   344,153
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss ...........    (1,889)
   Accumulated undistributed net realized loss on
    investment transactions ...............................     (7,535)
   Net unrealized appreciation in value of investments .....    29,658
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $364,827
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A ..................................................     $8.37
 Class B ..................................................     $8.27
 Class C ..................................................     $8.29
 Class Y ..................................................     $8.64
Capital shares outstanding:
 Class A ..................................................       543
 Class B ..................................................       587
 Class C ..................................................    42,625
 Class Y ..................................................       252
Capital shares authorized ..................................  400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CORE EQUITY FUND
For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $37)......  $  2,431
   Interest and amortization ...............................       165
                                                              --------
    Total income ..........................................      2,596
                                                              --------
 Expenses (Note 2):
   Distribution fee:
    Class A................................................        ---*
    Class B................................................         20
    Class C................................................      1,622
    Class Y................................................          3
   Investment management fee ...............................     1,555
   Transfer agency and dividend disbursing:
    Class A................................................          6
    Class B................................................         10
    Class C................................................        559
   Service fee:
    Class A................................................          6
    Class B................................................          7
    Class C................................................        540
   Accounting services fee .................................        35
   Custodian fees ..........................................        20
   Audit fees ..............................................        12
   Legal fees ..............................................         3
   Shareholder servicing - Class Y .........................         2
   Other ...................................................        96
                                                              --------
    Total expenses ........................................      4,496
                                                              --------
      Net investment loss ..................................    (1,900)
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTES 1 AND 3)
 Realized net loss on securities ..........................    (21,012)
 Realized net gain on foreign currency transactions........         13
                                                              --------
   Realized net loss on investments ........................   (20,999)
   Unrealized depreciation in value of investments
    during the period .....................................    (29,530)
                                                              --------
    Net loss on investments................................    (50,529)
                                                              --------
      Net decrease in net assets resulting from operations .   $(52,429)
                                                              ========

*Not shown due to rounding.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CORE EQUITY FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ...................  $ (1,900)   $ (5,135)
   Realized net gain (loss) on
    investments .........................    (20,999)     58,202
   Unrealized depreciation ...............   (29,530)   (143,457)
                                            --------    --------
    Net decrease in net assets
      resulting from operations ..........   (52,429)    (90,390)
                                            --------    --------
 Distributions to shareholders from
 (Note 1E):*
   Net investment income:
    Class A..............................        ---         ---
    Class B..............................        ---         ---
    Class C .............................        ---         ---
    Class Y .............................        ---         ---
   Realized net gain on investment transactions:
    Class A..............................        ---        (426)
    Class B..............................        ---        (600)
    Class C .............................        ---     (95,020)
    Class Y .............................        ---        (404)
                                            --------    --------
                                                 ---     (96,450)
                                            --------    --------
 Capital share transactions (Note 5) ....    (33,479)     50,130
                                            --------    --------
   Total decrease ........................   (85,908)   (136,710)
NET ASSETS
 Beginning of period ....................    450,735     587,445
                                            --------    --------
 End of period ..........................   $364,827    $450,735
                                            ========    ========
   Undistributed net investment loss .....   $(1,889)        $(2)
                                             =======         ===

*See "Financial Highlights" on pages 29 - 32.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND (A)
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                   For the         period
                      six             from
                    months        7-3-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period  $9.51         $13.89
                      -----         ------
Loss from investment
 operations:
 Net investment loss  (0.03)         (0.00)
 Net realized and
   unrealized loss
   on investments ..  (1.11)         (2.00)
                      -----         ------
Total from investment
 operations .......   (1.14)         (2.00)
                      -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)
 From capital gains   (0.00)         (2.38)
                      -----         ------
Total distributions   (0.00)         (2.38)
                      -----         ------
Net asset value,
 end of period ....   $8.37         $ 9.51
                      =====         ======
Total return** ..... -11.99%        -16.72%
Net assets, end of
 period (in
 millions) ........     $5             $4
Ratio of expenses
 to average net
 assets ...........    1.28%***       1.18%***
Ratio of net investment
 loss to average
 net assets .......   -0.11%***      -0.11%***
Portfolio turnover
 rate .............   13.20%         39.02%****

 (A)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND (A)
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                   For the         period
                      six             from
                    months        7-11-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period  $9.44         $14.10
                      -----         ------
Loss from investment operations:
 Net investment loss  (0.06)         (0.05)
 Net realized and
   unrealized loss
   on investments ..  (1.11)         (2.23)
                      -----         ------
Total from investment
 operations .......   (1.17)         (2.28)
                      -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)
 From capital gains   (0.00)         (2.38)
                      -----         ------
Total distributions   (0.00)         (2.38)
                      -----         ------
Net asset value,
 end of period ....   $8.27         $ 9.44
                      =====         ======
Total return ....... -12.39%        -18.50%
Net assets, end of
 period (in
 millions) ........     $5             $5
Ratio of expenses
 to average net
 assets ...........    2.17%**        2.11%**
Ratio of net investment
 loss to average
 net assets .......   -0.99%**       -1.02%**
Portfolio turnover
 rate .............   13.20%         39.02%***
(A)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND (A)
Class C Shares (B)
For a Share of Capital Stock Outstanding Throughout Each Period:*
                    For the
                        six
                     months  For the fiscal year ended March 31,
                     ended  ------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value, beginning of
 period ...........   $9.45 $13.76 $11.52 $12.24 $ 9.09  $8.17
                      ----- ------  -----  -----  -----  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss)....  (0.04) (0.11) (0.01)  0.03  (0.02) (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.12) (1.82)  2.71   0.82   3.56   0.98
                      ----- ------  -----  -----  -----  -----
Total from investment
 operations .......   (1.16) (1.93)  2.70   0.85   3.54   0.97
                      ----- ------  -----  -----  -----  -----
Less distributions:
 From net investment
   income ..........  (0.00) (0.00) (0.03) (0.01) (0.00) (0.00)
 From capital gains   (0.00) (2.38) (0.43) (1.56) (0.39) (0.05)
                      ----- ------  -----  -----  -----  -----
Total distributions   (0.00) (2.38) (0.46) (1.57) (0.39) (0.05)
                      ----- ------  -----  -----  -----  -----
Net asset value,
 end of period ....   $8.29 $ 9.45 $13.76 $11.52 $12.24  $9.09
                      ===== ====== ====== ====== ======  =====
Total return ....... -12.28%-16.40% 23.98%  7.47% 39.57% 11.93%
Net assets, end of
 period (in
 millions) ........   $353   $440   $585   $508   $473   $317
Ratio of expenses
 to average net
 assets ...........    2.03%**1.97%  1.98%  1.93%  1.92%  1.95%
Ratio of net investment
 income (loss) to average
 net assets .......  -0.87%**-0.93% -0.12%  0.30% -0.23% -0.17%
Portfolio turnover
 rate .............   13.20% 39.02% 75.64% 54.73% 36.94% 26.23%


(A)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(B)See Note 5.
 *Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CORE EQUITY FUND (A)
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the
                       six
                     months  For the fiscal year ended March 31,
                     ended  ------------------------------------
                    9-30-01   2001   2000   1999  1998    1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........   $9.82 $14.08 $11.78 $12.46 $ 9.18  $8.19
                      ----- ------ ------ ------ ------  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.01) (0.04)  0.06   0.12   0.05   0.02
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.17) (1.84)  2.80   0.84   3.62   1.02
                      ----- ------ ------ ------ ------  -----
Total from investment
 operations .......   (1.18) (1.88)  2.86   0.96   3.67   1.04
                      ----- ------ ------ ------ ------  -----
Less distributions:
 From net investment
   income ..........  (0.00) (0.00) (0.13) (0.08) (0.00) (0.00)
 From capital gains   (0.00) (2.38) (0.43) (1.56) (0.39) (0.05)
                      ----- ------ ------ ------ ------  -----
Total distributions   (0.00) (2.38) (0.56) (1.64) (0.39) (0.05)
                      ----- ------ ------ ------ ------  -----
Net asset value,
 end of period ....   $8.64 $ 9.82 $14.08 $11.78 $12.46  $9.18
                      ===== ====== ====== ====== ======  =====
Total return ....... -12.02%-15.62% 24.96%  8.37% 40.63% 12.69%
Net assets, end of
 period (in
   millions)........     $2     $2     $2     $1     $1     $1
Ratio of expenses
 to average net
 assets ...........    1.17%**1.15%  1.16%  1.15%  1.20%  1.18%
Ratio of net investment
 income (loss) to average
 net assets .......   0.00%***-0.11% 0.67%  1.10%  0.50%  0.65%
Portfolio turnover
 rate .............   13.20% 39.02% 75.64% 54.73% 36.94% 26.23%

(A)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
  *Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Annualized.
***Not shown due to rounding.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
High Income Fund

                               GOALS:  To seek a high level of current income
                                        as its primary goal and capital growth
                                        as a secondary goal when consistent with its primary goal.

Strategy
Invests primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers. The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth.

Founded
1997

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class C Shares


Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Dividends paid                  $0.34
                                =====

Net asset value on
   9-30-01                      $8.06
   3-31-01                       8.54
                               ------
Change per share               $(0.48)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------   -------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
1-year period
  ended 9-30-01      -4.71%     1.10%         -3.37%     0.33%
 5-year period
  ended 9-30-01         ---       ---            ---       ---
10-year period
  ended 9-30-01         ---       ---            ---       ---
Since inception
  of Class (F)       -5.05%    -0.42%         -4.38%    -1.39%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-3-00 for Class A shares and 7-18-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period             Class C(B)    Class Y(C)
------             --------    --------
 1-year period
  ended 9-30-01        0.27%     1.00%
 5-year period
  ended 9-30-01         ---       ---
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class(D)          1.92%     1.01%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)7-31-97 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher-rated bonds.

Portfolio Highlights

On September 30, 2001, High Income Fund had net assets totaling $18,510,310 invested in a diversified portfolio of:

 82.49% Corporate Debt Securities
  9.37% Cash and Cash Equivalents
  6.66% Common and Preferred Stocks, Rights and Warrants
  1.48% Other Government Security

As a shareholder of High Income Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $29.95 Transportation, Communication, Electric
           and Sanitary Services Bonds
  18.71 Services Bonds
  13.95 Manufacturing Bonds
   9.37 Cash and Cash Equivalents
   8.22 Wholesale and Retail Trade Stocks
   6.66 Common and Preferred Stocks, Rights and Warrants
   4.45 Mining Bonds
   4.45 Miscellaneous Investing Institutions Stocks
   2.76 Miscellaneous Bonds
   1.48 Other Government Security

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001
                                            Shares          Value
COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Cable and Other Pay Television Services - 3.17%
 Adelphia Communications Corporation,
   13% Preferred .........................    2,500   $   200,000
 CSC Holdings, Inc., 11.125% Preferred ..     2,569       262,038
 Charter Communications, Inc.* ..........    10,000       123,950
 Intermedia Communications Inc., 13.5%
   Preferred* ............................        1           704
                                                      -----------
                                                          586,692
                                                      -----------

Communication - 0.12%
 IWO Holdings, Inc., Warrants (A)* ......       250        17,500
 ONO Finance Plc, Rights (A)* ...........       250         5,000
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............      300             3
                                                      -----------
                                                           22,503
                                                      -----------

Nondepository Institutions - 2.02%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .........   15,000       375,000
                                                      -----------

Paper and Allied Products - 0.00%
 SF Holdings Group, Inc., Class C (A)* ..        50           225
                                                      -----------

Textile Mill Products - 1.35%
 Anvil Holdings, Inc., 13.0% Preferred* .    13,859       249,457
                                                      -----------
TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 6.66%                                 $ 1,233,877
 (Cost: $1,351,423)
                                         Principal
                                         Amount in
                                         Thousands
CORPORATE DEBT SECURITIES
Agricultural Production - Livestock - 0.68%
 Pilgrim's Pride Corporation,
   9.625%, 9-15-11 .....................      $125        126,250
                                                      -----------
                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services - 4.29%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 .....................      $250    $   252,500
 Choctaw Resort Development Enterprise,
   9.25%, 4-1-09 (A) ...................       100         98,000
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ......................       250        207,500
 Premier Parks Inc.,
   9.75%, 6-15-07 ......................       250        236,250
                                                      -----------
                                                          794,250
                                                      -----------

Auto Repair, Services and Parking - 1.49%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .......................       250        275,850
                                                      -----------

Business Services - 2.66%
 Lamar Advertising Company,
   8.625%, 9-15-07 .....................       250        247,500
 United Rentals (North America), Inc.,
   10.75%, 4-15-08 (A) .................       250        245,625
                                                      -----------
                                                          493,125
                                                      -----------

Cable and Other Pay Television Services - 6.50%
 Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation,
   10.0%, 5-15-11 (A) ..................       250        235,000
 FrontierVision Holdings, L.P.,
   11.875%, 9-15-07 ....................       250        252,500
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (B) ...................       250        138,750
 Insight Midwest, L.P. and Insight
   Capital, Inc.,
   10.5%, 11-1-10 ......................       125        128,125

                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Cable and Other Pay Television Services (Continued)
 Mediacom Broadband LLC and Mediacom
   Broadband Corporation,
   11.0%, 7-15-13 (A) ..................      $250    $   256,250
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) ...................       250        192,500
                                                      -----------
                                                        1,203,125
                                                      -----------
Chemicals and Allied Products - 1.20%
 Chattem, Inc.,
   8.875%, 4-1-08 ......................       250        222,500
                                                      -----------

Communication - 17.79%
 AT&T Wireless Group,
   7.875%, 3-1-11 (A) ..................       250        266,740
 AirGate PCS, Inc.,
   0.0%, 10-1-09 (B) ...................       265        170,925
 Allbritton Communications Company,
   9.75%, 11-30-07 .....................       250        250,000
 Grupo Iusacell, S.A. de C.V.,
   14.25%, 12-1-06 .....................       350        347,375
 IWO Holdings, Inc.,
   14.0%, 1-15-11 ......................       250        211,250
 LIN Holdings Corp.,
   0.0%, 3-1-08 (B) ....................       350        253,750
 ONO Finance Plc,
   13.0%, 5-1-09 .......................       250        147,500
 Radio One, Inc.,
   8.875%, 7-1-11 (A) ..................       250        248,750
 Sprint Spectrum L.P.,
   12.5%, 8-15-06 ......................       369        406,124
 Tritel PCS, Inc.,
   10.375%, 1-15-11 ....................       250        215,000
 Triton PCS, Inc.,
   0.0%, 5-1-08 (B) ....................       200        166,000
 US Unwired Inc.,
   0.0%, 11-01-09 (B) ..................       250        137,500

                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 VoiceStream Wireless Corporation,
   10.375%, 11-15-09 ...................      $150    $   171,540
 Young Broadcasting Inc.,
   10.0%, 3-1-11 (A) ...................       375        300,000
                                                      -----------
                                                        3,292,454
                                                      -----------

Eating and Drinking Places - 1.38%
 Domino's, Inc.,
   10.375%, 1-15-09 ....................       250        255,000
                                                      -----------

Electric, Gas and Sanitary Services - 2.89%
 Allied Waste North America, Inc.,
   10.0%, 8-1-09........................       300        300,000
 AutoNation, Inc.,
   9.0%, 8-1-08 (A) ....................       250        235,000
                                                      -----------
                                                          535,000
                                                      -----------

Electronic and Other Electric Equipment - 1.72%
 Alamosa (Delaware), Inc.,
   12.5%, 2-1-11 .......................       350        318,500
                                                      -----------

Furniture and Fixtures - 1.08%
 Sealy Mattress Company,
   0.0%, 12-15-07 (B) ..................       250        200,000
                                                      -----------

                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 8.16%
 Alliance Imaging, Inc.,
   10.375%, 4-15-11 ....................      $250    $   260,000
 Beverly Enterprises, Inc.,
   9.625%, 4-15-09 (A) .................       250        260,000
 Columbia/HCA Healthcare Corporation,
   7.0%, 7-1-07 ........................       250        250,000
 DaVita Inc.,
   9.25%, 4-15-11 ......................       500        517,500
 Extendicare Health Services, Inc.,
   9.35%, 12-15-07 .....................       250        222,500
                                                      -----------
                                                        1,510,000
                                                      -----------

Holding and Other Investment Offices - 4.45%
 Host Marriott, L.P.,
   9.25%, 10-1-07 ......................       250        220,000
 Meditrust:
   7.51%, 9-26-03 ......................       150        140,250
   7.82%, 9-10-26 ......................       250        230,000
 Meritage Corporation,
   9.75%, 6-1-11 .......................       250        232,500
                                                      -----------
                                                          822,750
                                                      -----------

Hotels and Other Lodging Places - 0.93%
 Sun International Hotels Limited and Sun
   International North America, Inc.,
   8.875%, 8-15-11 (A) .................       200        172,000
                                                      -----------

Industrial Machinery and Equipment - 1.93%
 AAF-McQuay Inc.,
   8.875%, 2-15-03 .....................       370        357,050
                                                      -----------


                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)

Insurance Carriers - 1.38%
 Triad Hospitals, Inc.,
   8.75%, 5-1-09 .......................      $250   $    255,000
                                                     ------------

Leather and Leather Products - 1.25%
 Elizabeth Arden, Inc.,
   11.75%, 2-1-11 ......................       250        231,250
                                                      -----------

Miscellaneous Retail - 2.45%
 AmeriGas Partners, L.P. and AP Eagle
   Finance Corp.,
   8.875%, 5-20-11 (A) .................       100        102,594
 Armkel, LLC, and Armkel Finance, Inc.,
   9.5%, 8-15-09 (A) ...................       100        101,000
 Michaels Stores, Inc.,
   9.25%, 7-1-09 (A) ...................       250        250,000
                                                      -----------
                                                          453,594
                                                      -----------

Motion Pictures - 1.18%
 AMC Entertainment Inc.:
   9.5%, 3-15-09 .......................       150        130,500
   9.5%, 2-1-11 ........................       100         87,000
                                                      -----------
                                                          217,500
                                                      -----------

Nondepository Institutions - 0.70%
 FINOVA Group, Inc. (The),
   7.5%, 11-15-09 ......................       325        130,000
                                                      -----------


                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 4.45%
 Chesapeake Energy Corporation,
   8.125%, 4-1-11 ......................      $300    $   282,000
 Key Energy Services, Inc.,
   8.375%, 3-1-08 ......................       250        248,733
 R&B Falcon Corporation,
   9.5%, 12-15-08 ......................       250        293,765
                                                      -----------
                                                          824,498
                                                      -----------

Paper and Allied Products - 3.02%
 Buckeye Technologies Inc.,
   8.0%, 10-15-10 ......................       250        210,000
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .....................       250        225,625
 SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B) ...................       250        123,750
                                                      -----------
                                                          559,375
                                                      -----------

Printing and Publishing - 1.33%
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 (A) ................       250        246,250
                                                      -----------

Railroad Transportation - 1.12%
 TFM, S.A. de C.V.,
   0.0%, 6-15-09 (B) ...................       250        207,500
                                                      -----------


Rubber and Miscellaneous Plastics Products - 1.35%
 Applied Extrusion Technologies, Inc.,
   10.75%, 7-1-11 (A) ..................       250        250,000
                                                      -----------

Textile Mill Products - 1.07%

 Norske Skog Canada Limited,
   8.625%, 6-15-11 (A) .................       200        198,000
                                                      -----------
                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Trucking and Warehousing - 1.65%
 Iron Mountain Incorporated,
   8.625%, 4-1-13 ......................      $300    $   306,000
                                                      -----------

Wholesale Trade -- Durable Goods - 2.57%
 Owens & Minor, Inc.,
   8.5%, 7-15-11 (A) ...................       250        259,375
 WESCO Distribution, Inc.,
   9.125%, 6-1-08 (A)...................       250        216,250
                                                      -----------
                                                          475,625
                                                      -----------

Wholesale Trade -- Nondurable Goods - 1.82%
 AmerisourceBergen Corporation,
   8.125%, 9-1-08 (A) ..................       100        102,500
 Core-Mark International, Inc.,
   11.375%, 9-15-03 ....................       250        233,750
                                                      -----------
                                                          336,250
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 82.49%              $15,268,696
 (Cost: $15,809,745)

OTHER GOVERNMENT SECURITY - 1.48%
Mexico
 United Mexican States,
   9.75%, 4-6-05 .......................       250    $   273,750
                                                      -----------
 (Cost: $249,933)

TOTAL SHORT-TERM SECURITIES - 7.45%                   $ 1,378,928
 (Cost: $1,378,928)

                See Notes to Schedule of Investments on page 41.

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.08%                  $18,155,251
 (Cost: $18,790,029)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.92%         355,059

NET ASSETS - 100.00%                                  $18,510,310


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $4,066,059 or 21.97% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.


     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
HIGH INCOME FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $18,155
 Receivables:
   Dividends and interest...................................       377
   Investment securities sold ..............................       157
                                                               -------
    Total assets ..........................................     18,689
                                                               -------
LIABILITIES
 Due to custodian..........................................         89
 Payable to Fund shareholders .............................         64
 Dividends payable ........................................         13
 Accrued transfer agency and dividend disbursing (Note 2)..          5
 Accrued accounting services fee (Note 2)..................          1
 Accrued distribution fee (Note 2).........................          1
 Other ....................................................          6
                                                               -------
    Total liabilities .....................................        179
                                                               -------
      Total net assets .....................................   $18,510
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    23
   Additional paid-in capital...............................    23,854
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss
    on investment transactions ............................     (4,732)
   Net unrealized depreciation in value of investments .....      (635)
                                                               -------
    Net assets applicable to outstanding units of capital .    $18,510
                                                               =======
Net asset value per share (net assets divided by
 shares outstanding):
 Class A ..................................................     $8.06
 Class B ..................................................     $8.06
 Class C ..................................................     $8.06
 Class Y ..................................................     $8.06
Capital shares outstanding:
 Class A ..................................................        98
 Class B ..................................................       113
 Class C ..................................................     2,085
 Class Y ..................................................         2
Capital shares authorized ..................................  200,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
HIGH INCOME FUND
For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  900
   Dividends................................................        71
                                                                ------
    Total income ..........................................        971
                                                                ------
 Expenses (Note 2):
   Distribution fee:
    Class A................................................        ---*
    Class B................................................          3
    Class C................................................         68
    Class Y................................................        ---*
   Investment management fee ...............................        62
   Registration fees .......................................        37
   Transfer agency and dividend disbursing:
    Class A................................................          1
    Class B................................................          1
    Class C................................................         32
   Service fee:
    Class A................................................          1
    Class B................................................          1
    Class C................................................         23
   Audit fees ..............................................         7
   Accounting services fee .................................         6
   Custodian fees ..........................................         4
   Shareholder servicing - Class Y .........................       ---*
   Other ...................................................         9
                                                                ------
   Total ...................................................       255
    Less expenses in excess of voluntary waiver of
      investment management fee (Note 2)....................       (62)
                                                                ------
      Total expenses .......................................       193
                                                                ------
       Net investment income ..............................        778
                                                                ------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments .........................       (465)
 Unrealized depreciation in value of investments
   during the period .......................................      (663)
                                                                ------
   Net loss on investments..................................    (1,128)
                                                                ------
    Net decrease in net assets resulting from
      operations ...........................................   $  (350)
                                                                ======
*Not shown due to rounding.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
HIGH INCOME FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment income .................    $  778      $1,703
   Realized net loss on investments ......      (465)     (3,053)
   Unrealized appreciation (depreciation)       (663)      1,325
                                             -------     -------
    Net decrease in net assets
      resulting from operations ..........      (350)        (25)
                                             -------     -------
 Distributions to shareholders from
   net investment income (Note 1E):*
   Class A................................       (28)        (18)
   Class B................................       (33)        (21)
   Class C ...............................      (716)     (1,663)
   Class Y ...............................        (1)         (1)
                                             -------     -------
                                                (778)     (1,703)
                                             -------     -------
 Capital share transactions
   (Note 5) ..............................       (11)     (1,506)
                                             -------     -------
   Total decrease.........................    (1,139)     (3,234)
NET ASSETS
 Beginning of period ....................     19,649      22,883
                                             -------     -------
 End of period ..........................     18,510     $19,649
                                             =======     =======
 Undistributed net investment income ....       $---        $---
                                                ====        ====

 *See "Financial Highlights" on pages 45 - 48.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                  For the
                                   For the         period
                                       six           from
                                    months       7-3-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $8.54         $ 9.04
                                     -----         ------
Income (loss) from
 investment operations:
 Net investment income ........       0.36           0.58
 Net realized and unrealized
   loss on investments .........     (0.48)         (0.50)
                                     -----         ------
Total from investment operations     (0.12)          0.08
                                     -----         ------
Less distributions:
 Declared from net
   investment income ...........     (0.36)         (0.58)
 From capital gains............      (0.00)         (0.00)
                                     -----         ------
Total distributions ............     (0.36)         (0.58)
                                     -----         ------
Net asset value,
 end of period ................      $8.06         $ 8.54
                                     =====         ======
Total return** .................     -1.41%          0.90%
Net assets, end of period (000
 omitted) .....................      $787           $442
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.16%***       1.05%***
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       8.66%***       9.01%***
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       1.54%***       1.42%***
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       8.29%***       8.64%***
Portfolio turnover rate ........     41.44%        114.89%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                  For the
                                   For the         period
                                       six           from
                                    months       7-18-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $8.54         $ 9.03
                                     -----         ------
Income (loss) from investment operations:
 Net investment income ........       0.34           0.48
 Net realized and unrealized loss
   on investments ..............     (0.48)         (0.49)
                                     -----         ------
Total from investment operations     (0.14)         (0.01)
                                     -----         ------
Less distributions:
 Declared from net investment
   income ......................     (0.34)         (0.48)
 From capital gains............      (0.00)         (0.00)
                                     -----         ------
Total distributions ............     (0.34)         (0.48)
                                     -----         ------
Net asset value,
 end of period ................      $8.06          $8.54
                                     =====          =====
Total return ...................     -1.76%          0.09%
Net assets, end of period (in
 millions) ....................        $1          $1
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.89%**        1.85%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       7.93%**        8.30%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.50%**        2.50%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       7.32%**        7.65%**
Portfolio turnover rate ........     41.44%        114.89%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the                       period
                       six      For the fiscal      from
                     months  year ended March 31,7-31-97*
                     ended  ---------------------    to
                    9-30-01   2001   2000   1999 3-31-98
                    ------- ------ ------ ------ ------
Net asset value,
 beginning of period  $8.54  $9.27  $9.94 $10.79 $10.00
                      -----  -----  ----- ------ ------
Income (loss) from
 investment operations:
 Net investment income 0.33   0.73   0.69   0.63   0.37
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.48) (0.73) (0.67) (0.82)  0.79
                      -----  -----  ----- ------ ------
Total from investment
 operations .......  (0.15)   0.00   0.02  (0.19)  1.16
                      -----  -----  ----- ------ ------
Less distributions:
 Declared from net
   investment income  (0.33) (0.73) (0.69) (0.63) (0.37)
 From capital gains   (0.00) (0.00) (0.00) (0.03) (0.00)
                      -----  -----  ----- ------ ------
Total distributions   (0.33) (0.73) (0.69) (0.66) (0.37)
Net asset value,      -----  -----  ----- ------ ------
 end of period ....   $8.06  $8.54  $9.27 $ 9.94 $10.79
                      =====  =====  ===== ====== ======
Total return .......  -1.80%  0.18%  0.17% -1.72% 11.77%
Net assets, end of period
 (in millions) ....    $17    $19    $23    $25    $12
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ...    1.98%**1.78%  2.17%  2.20%  2.52%**
Ratio of net investment
 income to average net
 assets including voluntary
 expense waiver ...    7.83%**8.38%  7.16%  6.29%  5.98%**
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver ...    2.62%**2.41%  2.26%   ---    ---
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver ...    7.20%**7.75%  7.07%   ---    ---
Portfolio turnover
 rate .............   41.44%114.89% 71.31% 50.98% 67.82%
 (A) See Note 5.
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                    For the For the fiscal         period
                        six   year ended            from
                     months    March 31,         12-30-98*
                      ended --------------             to
                    9-30-01   2001   2000        3-31-99
                   ----------------------       ---------
Net asset value,
 beginning of period  $8.54  $9.27  $9.94          $9.97
                      -----  -----  -----          -----
Income (loss) from
 investment operations:
 Net investment income 0.37   0.78   0.77           0.20
 Net realized and
   unrealized gain (loss)
   on investments...  (0.48) (0.73) (0.67)          0.00
                      -----  -----  -----          -----
Total from investment
 operations........  (0.11)   0.05   0.10           0.20
                      -----  -----  -----          -----
Less distributions:
 Declared from net
   investment income  (0.37) (0.78) (0.77)         (0.20)
 From capital gains   (0.00) (0.00) (0.00)         (0.03)
                      -----  -----  -----          -----
Total distributions   (0.37) (0.78) (0.77)         (0.23)
                      -----  -----  -----          -----
Net asset value,
 end of period.....   $8.06  $8.54  $9.27          $9.94
                      =====  =====  =====          =====
Total return .......  -1.38%  0.79%  0.94%          2.45%
Net assets, end of
 period (000 omitted)   $15    $12     $6             $6
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ...    1.13%**1.20%  1.40%          0.26%**
Ratio of net investment
 income to average net
 assets including voluntary
 expense waiver ...    8.69%**8.95%  7.85%          8.55%**
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver ...    1.49%**1.62%  1.46%           ---
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver ...    8.33%**8.52%  7.79%           ---
Portfolio turnover
 rate..............   41.44%114.89% 71.31%         50.98%**
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
International Growth Fund

                               GOALS:  To seek long-term appreciation of
                                        capital as its primary goal and current
                                        income as its secondary goal.

Strategy
Invests primarily in common stocks of foreign companies that have the potential to provide long-term growth. The Fund emphasizes growth stocks which are securities of companies whose earnings are likely to grow faster than the economy.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------
Net asset value on
9-30-01                         $ 9.71
3-31-01                          11.96
                                ------
Change per share                $(2.25)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------   -------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
1-year period
 ended 9-30-01       -41.53%   -37.96%        -40.25%        -38.52%
 5-year period
 ended 9-30-01          ---       ---            ---            ---
10-year period
 ended 9-30-01          ---       ---            ---            ---
Since inception
 of Class (F)        -39.11%   -36.14%        -39.12%        -37.69%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-3-00 for Class A shares and 7-10-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-01      -38.37%   -37.79%
 5-year period
  ended 9-30-01       10.57%    11.59%
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)         7.82%    12.02%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risks.

Portfolio Highlights

On September 30, 2001, International Growth Fund had net assets totaling $100,226,463 invested in a diversified portfolio of:

   76.74% Common Stocks
   21.30% Cash and Cash Equivalents and Unrealized Gain on Open
            Forward Currency Contract
    1.96% Preferred Stocks

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

  $76.74  Common Stocks
   21.30  Cash and Cash Equivalents and Unrealized Gain on Open
            Forward Currency Contract
    1.96  Preferred Stocks

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS

Australia - 0.25%
 Novogen LTD (A)* .......................   474,580  $    253,557
                                                     ------------

Belgium - 0.96%
 Interbrew S.A. (A) .....................    38,000       964,570
                                                     ------------

Canada - 2.51%
 AT&T Canada Inc.* ......................    86,800     2,518,502
                                                     ------------

China - 1.40%
 China Petroleum and Chemical
   Corporation (A) .......................5,790,000       809,136
 China Unicom Limited (A)* ..............   552,000       594,477
                                                     ------------
                                                        1,403,613
                                                     ------------

Denmark - 1.77%
 Novozymes A/S, Class B (A)(B) ..........    80,000     1,771,796
                                                     ------------

France - 13.75%
 ALTEN (A)* .............................    55,299       661,590
 ASSURANCES GENERALES DE FRANCE (A)* ....    34,900     1,597,127
 Aventis S.A. (A) .......................    23,300     1,765,822
 Carrefour SA (A) .......................    16,800       808,557
 Infogrames Entertainment S.A. (A)* .....    74,000       393,852
 Lafarge S.A. (A) .......................    13,900     1,131,204
 Lagardere SCA (A) ......................    17,130       539,237
 Suez (A) ...............................   118,500     3,935,112
 TotalFinaElf, S.A.(A) ..................     7,000       939,369
 UBI Soft Entertainment SA (A)* .........    31,000       747,401
 Vivendi Universal S.A. (A) .............    27,300     1,262,989
                                                     ------------
                                                       13,782,260
                                                     ------------

                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Germany - 9.42%
 Allianz AG, Registered Shares (A) ......     6,700  $  1,517,819
 Deutsche Post AG (A) ...................    52,900       765,242
 Fraport AG (A)(B)* .....................    31,100       646,536
 Fresenius Medical Care
   Aktiengesellschaft (A) ................    8,900       680,166
 Munchener Ruckversicherungs -
   Gesellschaft Aktiengesellschaft (A) ...   11,550     2,994,834
 Rhoen-Klinikum AG (A) ..................    32,319     1,323,172
 Schering AG (A) ........................    20,400     1,011,516
 VIVA Media AG (A)(B)* ..................    69,190       503,592
                                                     ------------
                                                        9,442,877
                                                     ------------

Italy - 5.46%
 Assicurazioni Generali S.p.A. (A) ......    73,000     1,959,254
 Autostrade - Concessioni e Costruzioni
   Autostrade S.p.A. (A) .................   80,000       509,488
 RAS S.p.A. (A) .........................    80,800       970,356
 Saipem S.p.A. (A) ......................   198,560       894,217
 UniCredito Italiano SpA (A) ............   300,000     1,143,619
                                                     ------------
                                                        5,476,934
                                                     ------------

Japan - 8.88%
 ACOM CO., LTD. (A) .....................    14,600     1,286,975
 Canon Inc. (A) .........................    27,000       740,502
 Kao Corporation (A) ....................    52,000     1,280,047
 KONAMI CORPORATION (A) .................    19,500       473,476
 NTT DoCoMo, Inc. (A) ...................        40       540,133
 NTT DoCoMo, Inc. (A)(B) ................        67       904,722
 Nintendo Co., Ltd. (A) .................     7,000     1,004,529


                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Japan (Continued)
 Promise Co., Ltd. (A) ..................    17,100  $  1,147,362
 Takeda Chemical Industries, Ltd. (A) ...    33,000     1,522,268
                                                     ------------
                                                        8,900,014
                                                     ------------
Netherlands - 6.11%
 Fortis NV (A) ..........................    87,800     2,142,393
 ING Groep N.V. (A) .....................    44,800     1,199,539
 Ordina N.V. (A) ........................    58,406       672,193
 Unilever N.V. - Certicaaten Van
   Aandelen (A) ..........................   29,400     1,588,838
 Vedior NV - Certicaaten Van
   Aandelen (A) ..........................   55,000       520,406
                                                     ------------
                                                        6,123,369
                                                     ------------
Spain - 3.58%
 Banco Santander Central
   Hispano, S.A. (A) .....................   65,000       497,934
 Endesa S.A. (A) ........................    85,000     1,318,528
 Red Electrica de Espana (A).............    80,750       695,726
 Telefonica, S.A. (A)* ..................    97,440     1,076,222
                                                     ------------
                                                        3,588,410
                                                     ------------

Switzerland - 6.89%
 Lonza Group AG, Registered Shares (A) ..     2,300     1,307,383
 Novartis AG, Registered Shares (A) .....    24,100       942,558
 Phoenix Mecano AG (A) ..................     5,095     1,054,572
 Swiss Reinsurance Company, Registered
   Shares (A) ............................   11,500     1,129,750
 Swisslog Holding AG, Registered Shares (A)  27,000       558,851
 UBS AG, Registered Shares (A) ..........    40,900     1,910,436
                                                     ------------
                                                        6,903,550
                                                     ------------

                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
United Kingdom - 14.25%
 Barclays PLC (A) .......................    38,500  $  1,058,820
 Boots Company PLC (The) (A) ............   109,500     1,004,353
 British American Tobacco p.l.c. (A) ....   151,100     1,334,832
 Capita Group plc (The) (A) .............   159,800       866,744
 Diageo plc (A) .........................   115,000     1,207,780
 Lloyds TSB Group plc (A) ...............   199,000     1,901,316
 Pearson plc (A) ........................    39,000       417,907
 Reckitt Benckiser plc (A) ..............   106,600     1,532,441
 Reckitt Benckiser plc  (A)(B) ..........    30,000       431,269
 Reed International P.L.C. (A) ..........   118,650       979,276
 Shire Pharmaceuticals Group plc  (A)* ..    87,500     1,183,269
 St. James's Place Capital plc (A) ......   287,000     1,151,681
 Tomkins PLC (A) ........................    64,143       142,369
 Vodafone Group Plc (A) .................   483,700     1,066,486
                                                     ------------
                                                       14,278,543
                                                     ------------

United States - 1.51%
 Pharmacia Corporation ..................    37,200     1,508,832
                                                     ------------

TOTAL COMMON STOCKS - 76.74%                          $76,916,827
 (Cost: $89,790,435)

PREFERRED STOCKS
Brazil - 0.46%
 Petroleo Brasileiro S.A. - Petrobras (A)    24,400       468,195
                                                     ------------

Germany - 1.50%
 Fresenius Medical Care
   Aktiengesellschaft (A) ................    5,800       559,345
 Marschollek, Lautenschlager and
   Partner AG (A) ........................   15,800       941,552
                                                     ------------
                                                        1,500,897
                                                     ------------


                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                                            Value

TOTAL PREFERRED STOCKS - 1.96%                        $ 1,969,092
 (Cost: $1,121,838)

                                                Face
                                           Amount in
                                           Thousands
UNREALIZED GAIN ON OPEN FORWARD
 CURRENCY CONTRACT - 0.01%
   Japenese Yen, 3-19-02 (C)..............  Y525,000  $    4,046

                                         Principal
                                         Amount in
                                         Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 3.99%
 du Pont (E.I.) de Nemours and Company,
   2.29395%, Master Note .................    $4,000    4,000,000
                                                     ------------

 Depository Institutions - 4.99%
 Svenska Handelsbanken Inc.,
   3.5%, 10-2-01 .........................     5,000    4,999,514
                                                     ------------

 Electric, Gas and Sanitary Services - 3.99%
 Kansas City Power & Light Co.,
   3.1%, 10-4-01 .........................     4,000    3,998,966
                                                     ------------

 Food and Kindred Products - 1.01%
 General Mills, Inc.,
   2.8163%, Master Note ..................     1,017    1,017,000
                                                     ------------

 Nondepository Institutions - 0.29%
 PACCAR Financial Corp.,
   2.5363%, Master Note ..................       289      289,000
                                                     ------------

Total Commercial Paper - 14.27%                        14,304,480
                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

SHORT-TERM SECURITIES (Continued)
Repurchase Agreement - 6.02%
 J.P. Morgan Securities Inc., 3.05% Repurchase
   Agreement dated 9-28-01, to be
   repurchased at $6,035,534 on 10-1-01**.    $6,034 $  6,034,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 20.29%                  $20,338,480
 (Cost: $20,338,480)

TOTAL INVESTMENT SECURITIES - 99.00%                  $99,228,445
 (Cost: $111,250,753)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.00%         998,018

NET ASSETS - 100.00%                                 $100,226,463


                See Notes to Schedule of Investments on page 56.

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2001


Notes to Schedule of Investments

  *No income dividends were paid during the preceding 12 months.
 **Collateralized by $6,105,750 U.S. Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $6,150,531.

(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $4,257,915 or 4.25% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japenese Yen).

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL GROWTH FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)


ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $99,228
 Cash .....................................................          2
 Receivables:
   Investment securities sold ..............................       962
   Dividends and interest...................................       325
   Fund shares sold ........................................        71
                                                              --------
    Total assets ..........................................    100,588
                                                              --------
LIABILITIES
 Payable to Fund shareholders .............................        246
 Accrued transfer agency and dividend disbursing (Note 2)..         42
 Accrued management fee (Note 2)...........................          7
 Accrued distribution fee (Note 2).........................          6
 Accrued accounting services fee (Note 2)..................          4
 Accrued service fee (Note 2)..............................          2
 Other ....................................................         55
                                                              --------
    Total liabilities .....................................        362
                                                              --------
      Total net assets .....................................  $100,226
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $    103
   Additional paid-in capital...............................   143,345
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........      (155)
   Accumulated undistributed net realized loss
    on investment transactions ............................    (31,049)
   Net unrealized depreciation in value of investments .....   (12,018)
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $100,226
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A ..................................................     $9.80
 Class B ..................................................     $9.68
 Class C ..................................................     $9.71
 Class Y ..................................................    $10.50
Capital shares outstanding:
 Class A ..................................................       500
 Class B ..................................................       197
 Class C ..................................................     9,045
 Class Y ..................................................       535
Capital shares authorized ..................................  400,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
INTERNATIONAL GROWTH FUND
For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $92) .....    $1,125
   Interest and amortization ...............................       341
                                                              --------
    Total income ..........................................      1,466
                                                              --------
 Expenses (Note 2):
   Investment management fee ...............................       534
   Distribution fee:
    Class A................................................        ---*
    Class B................................................          8
    Class C................................................        419
    Class Y................................................          8
   Transfer agency and dividend disbursing:
    Class A................................................         14
    Class B................................................          7
    Class C................................................        240
   Service fee:
    Class A................................................          7
    Class B................................................          2
    Class C................................................        139
   Custodian fees ..........................................        73
   Accounting services fee .................................        24
   Audit fees ..............................................        11
   Shareholder servicing - Class Y .........................         5
   Legal fees ..............................................         1
   Other ...................................................        65
                                                              --------
    Total expenses ........................................      1,557
                                                              --------
      Net investment loss ..................................       (91)
                                                              --------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities ..........................    (18,390)
 Realized net loss on foreign currency transactions .......        (63)
                                                              --------
   Realized net loss on investments ........................   (18,453)
                                                              --------
 Unrealized depreciation in value of securities
   during the period .......................................    (5,482)
 Unrealized depreciation in value of forward
    currency contracts during the period...................       (180)
                                                              --------
   Unrealized depreciation on investments...................    (5,662)
                                                              --------
    Net loss on investments................................    (24,115)
                                                              --------
      Net decrease in net assets resulting from
       operations .........................................   $(24,206)
                                                              ========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL GROWTH FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss....................  $    (91)    $(1,812)
   Realized net loss on investments ......   (18,453)       (566)
   Unrealized depreciation ...............    (5,662)    (93,703)
                                            --------    --------
    Net decrease in net assets
      resulting from operations ..........   (24,206)    (96,081)
                                            --------    --------
 Distributions to shareholders from
   realized net gain on investment
   transactions (Note 1E):*
    Class A..............................        ---        (909)
    Class B..............................        ---        (536)
    Class C .............................        ---     (44,762)
    Class Y .............................        ---        (892)
                                            --------    --------
                                                 ---     (47,099)
                                            --------    --------
 Capital share transactions
   (Note 5) ..............................   (12,177)     41,213
                                            --------    --------
   Total decrease ........................   (36,383)   (101,967)
NET ASSETS
 Beginning of period ....................    136,609     238,576
                                            --------    --------
 End of period ..........................   $100,226    $136,609
                                            ========    ========
 Undistributed net investment loss ......      $(155)        $(1)
                                               =====         ===

*See "Financial Highlights" on pages 60 - 63.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                    For the         period
                       six            from
                    months        7-3-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $12.03         $24.33
                     ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.01          (0.02)
 Net realized and
   unrealized loss
   on investments ..  (2.24)         (6.46)
                     ------         ------
Total from investment
 operations .......   (2.23)         (6.48)
                     ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)
 From capital gains   (0.00)         (5.82)
                     ------         ------
Total distributions   (0.00)         (5.82)
                     ------         ------
Net asset value,
 end of period ....  $ 9.80         $12.03
                     ======         ======
Total return** ..... -18.54%        -29.73%
Net assets, end of
 period (in
 millions) ........     $5             $5
Ratio of expenses
 to average net
 assets ...........    1.85%***       1.72%***
Ratio of net investment
 income (loss) to average
 net assets .......    0.45%***      -0.31%***
Portfolio turnover
 rate .............   57.79%        103.03%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                    For the         period
                      six             from
                     months       7-10-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $11.94         $24.59
                     ------         ------
Loss from investment operations:
 Net investment
   loss ............  (0.04)         (0.09)
 Net realized and
   unrealized loss
   on investments ..  (2.22)         (6.74)
                     ------         ------
Total from investment
 operations .......   (2.26)         (6.83)
                     ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)
 From capital gains   (0.00)         (5.82)
                     ------         ------
Total distributions   (0.00)         (5.82)
                     ------         ------
Net asset value,
 end of period ....  $ 9.68         $11.94
                     ======         ======
Total return ....... -18.93%        -30.89%
Net assets, end of
 period (in
 millions) ........     $2             $2
Ratio of expenses
 to average net
 assets ...........    2.81%**        2.61%**
Ratio of net investment
 loss to average
 net assets .......   -0.52%**       -1.30%**
Portfolio turnover
 rate .............   57.79%        103.03%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months For the fiscal year ended March 31,
                      ended-------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........  $11.96 $28.58 $15.58 $15.04 $12.40 $ 9.94
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment loss  (0.02) (0.17) (0.34) (0.07) (0.10) (0.03)
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (2.23)(10.63) 15.14   1.55   4.12   2.50
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......   (2.25)(10.80) 14.80   1.48   4.02   2.47
                     ------ ------ ------ ------ ------ ------
Less distributions:
 From net investment
   income ..........  (0.00) (0.00) (0.00) (0.00) (0.00) (0.01)
 From capital gains   (0.00) (5.82) (1.80) (0.94) (1.38) (0.00)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.00) (5.82) (1.80) (0.94) (1.38) (0.01)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $ 9.71 $11.96 $28.58 $15.58 $15.04 $12.40
                     ====== ====== ====== ====== ====== ======
Total return ....... -18.81%-40.45% 97.89% 10.36% 35.24% 24.85%
Net assets, end of
 period (in
 millions) ........    $88   $123   $233   $100    $87    $50
Ratio of expenses
 to average net
 assets ...........    2.56%* 2.36%  2.37%  2.35%  2.35%  2.46%
Ratio of net investment
 loss to average
 net assets .......   -0.32%*-1.03% -1.48% -0.53% -0.82% -0.52%
Portfolio turnover
 rate .............   57.79%103.03%125.71%116.25%105.11% 94.76%
(A)See Note 5.
  *Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended ------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........  $12.87 $29.86 $16.08 $15.35 $12.52  $9.95
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment income
   (loss) ..........   0.13  (0.17) (1.41)  0.05   0.01   0.02
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (2.50)(11.00) 16.99   1.62   4.20   2.56
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......   (2.37)(11.17) 15.58   1.67   4.21   2.58
                     ------ ------ ------ ------ ------ ------
Less distributions:
 From net investment
   income ..........  (0.00) (0.00) (0.00) (0.00) (0.00) (0.01)
 From capital gains   (0.00) (5.82) (1.80) (0.94) (1.38) (0.00)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.00) (5.82) (1.80) (0.94) (1.38) (0.01)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $10.50 $12.87 $29.86 $16.08 $15.35 $12.52
                     ====== ====== ====== ====== ====== ======
Total return ....... -18.42%-39.91% 99.74% 11.41% 36.45% 25.93%
Net assets, end of
 period (000
 omitted).......... $5,624 $6,594 $5,296   $629   $419   $227
Ratio of expenses
 to average net
 assets ...........    1.52%* 1.44%  1.48%  1.44%  1.51%  1.59%
Ratio of net investment
 income (loss) to average
 net assets .......    2.46%*-0.02% -0.80%  0.36%  0.07%  0.05%
Portfolio turnover
 rate .............   57.79%103.03%125.71%116.25%105.11% 94.76%

*Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND
-----------------------------------------------------------------
Large Cap Growth Fund

                                GOAL:  To seek the appreciation of capital.

Strategy
Invests primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized U.S. and foreign companies that the Fund's investment manager believes have appreciation potential.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2001
------------------------------------------

Net asset value on
9-30-01                         $ 8.00
3-31-01                           9.48
                                ------
Change per share                $(1.48)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------   -------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
1-year period
  ended 9-30-01      -39.62%   -35.93%        -39.33%        -36.81%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)       -19.56%   -15.67%        -19.77%        -17.08%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period             Class C(B)   Class Y(C)
------             ---------    ---------
1-year period
 ended 9-30-01        -36.51%   -35.93%
 5-year period
 ended 9-30-01          ---       ---
10-year period
 ended 9-30-01          ---       ---
Since inception
 of Class (D)        -16.53%   -15.94%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)7-3-00 for Class C shares and 7-6-00 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Large Cap Growth Fund had net assets totaling $21,572,749 invested in a diversified portfolio of:

   85.73% Common Stock
   14.27% Cash and Cash Equivalents



As a shareholder of Large Cap Growth Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $40.27 Manufacturing Stocks
  17.67 Finance, Insurance and Real Estate Stocks
  14.27 Cash and Cash Equivalents
  13.77 Wholesale and Retail Trade Stocks
  12.24 Services Stocks
   1.78 Transportation, Communication, Electric and Sanitary Services Stocks

THE INVESTMENTS OF LARGE CAP GROWTH FUND
     September 30, 2001
                                              Shares       Value
COMMON STOCKS
Building Materials and Garden Supplies - 1.01%
 Home Depot, Inc. (The) .................     5,700    $   218,709
                                                       -----------

Business Services - 9.72%
 AOL Time Warner Inc.* ..................     4,650        153,915
 Cendant Corporation* ...................    36,200        463,360
 First Data Corporation .................     9,000        524,340
 Microsoft Corporation* .................    14,600        747,155
 Oracle Corporation* ....................    16,600        208,911
                                                       -----------
                                                         2,097,681
                                                       -----------

Cable and Other Pay Television Services - 1.12%
 Comcast Corporation, Class A Special* ..     6,700        240,362
                                                       -----------

Chemicals and Allied Products - 14.19%
 American Home Products Corporation .....    12,300        716,475
 Forest Laboratories, Inc.* .............     9,200        663,688
 Pfizer Inc. ............................    41,900      1,680,190
                                                       -----------
                                                         3,060,353
                                                       -----------

Communication - 0.66%
 Cox Radio, Inc., Class A* ..............     7,100        143,207
                                                       -----------

Depository Institutions - 6.71%
 Bank of America Corporation ............    10,300        601,520
 Washington Mutual, Inc. ................     8,100        311,688
 Wells Fargo & Company ..................    12,000        533,400
                                                       -----------
                                                         1,446,608
                                                       -----------

Electronic and Other Electric Equipment - 7.13%
 ADC Telecommunications, Inc.* ..........    16,900         58,897
 Analog Devices, Inc.* ..................     9,800        320,460
 Linear Technology Corporation ..........    15,000        491,925
 Maxim Integrated Products, Inc.* .......     6,100        212,798
                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF LARGE CAP GROWTH FUND
     September 30, 2001
                                              Shares       Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
 Texas Instruments Incorporated .........    12,600    $   314,748
 Xilinx, Inc.* ..........................     5,900        138,709
                                                       -----------
                                                         1,537,537
                                                       -----------

Food and Kindred Products - 1.99%
 Kraft Foods Inc. .......................    12,500        429,625
                                                       -----------

General Merchandise Stores - 1.54%
 Kohl's Corporation* ....................     3,000        144,000
 Target Corporation .....................     5,900        187,325
                                                       -----------
                                                           331,325
                                                       -----------

Health Services - 2.52%
 Health Management Associates, Inc.,
   Class A* ..............................   26,200        543,912
                                                       -----------

Industrial Machinery and Equipment - 9.34%
 Applied Materials, Inc.* ...............    14,400        409,176
 CNH Global N.V. ........................     3,800         21,926
 Cisco Systems, Inc.* ...................    23,400        284,895
 Cooper Cameron Corporation* ............     9,700        318,160
 Deere & Company ........................     8,200        308,402
 EMC Corporation* .......................    12,300        144,525
 Lam Research Corporation* ..............    15,500        262,880
 Novellus Systems, Inc.* ................     8,700        248,516
 Sun Microsystems, Inc.* ................     2,000         16,530
                                                       -----------
                                                         2,015,010
                                                       -----------

Instruments and Related Products - 2.74%
 Medtronic, Inc. ........................     3,600        156,600
 Microchip Technology Incorporated* .....    16,200        434,160
                                                       -----------
                                                           590,760
                                                       -----------
                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF LARGE CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Nondepository Institutions - 6.83%
 Fannie Mae .............................     7,000    $   560,420
 Freddie Mac ............................     8,500        552,500
 Morgan Stanley Dean Witter & Co. .......     7,800        361,530
                                                       -----------
                                                         1,474,450
                                                       -----------

Security and Commodity Brokers - 4.13%
 Goldman Sachs Group, Inc. (The) ........     7,700        549,395
 Lehman Brothers Holdings Inc. ..........     6,000        341,100
                                                       -----------
                                                           890,495
                                                       -----------

Transportation Equipment - 4.88%
 Harley-Davidson, Inc. ..................    19,000        769,500
 Lockheed Martin Corporation ............     6,500        284,375
                                                       -----------
                                                         1,053,875
                                                       -----------

Wholesale Trade -- Nondurable Goods - 11.22%
 Cardinal Health, Inc. ..................       900         66,555
 McKesson HBOC, Inc. ....................     8,100        306,099
 Philip Morris Companies Inc. ...........    42,400      2,047,496
                                                       -----------
                                                         2,420,150
                                                       -----------

TOTAL COMMON STOCKS - 85.73%                           $18,494,059
 (Cost: $22,037,316)


                See Notes to Schedule of Investments on page 69.

THE INVESTMENTS OF LARGE CAP GROWTH FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES
Chemicals and Allied Products - 4.69%
 du Pont (E.I.) de Nemours and Company,
   2.29395%, Master Note .................    $1,012   $ 1,012,000
                                                       -----------

Food and Kindred Products - 4.62%
 General Mills, Inc.,
   2.8163%, Master Note ..................       997       997,000
                                                       -----------

Nondepository Institutions - 4.78%
 PACCAR Financial Corp.,
   2.5363%, Master Note ..................     1,030     1,030,000
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 14.09%                   $ 3,039,000
 (Cost: $3,039,000)

TOTAL INVESTMENT SECURITIES - 99.82%                   $21,533,059
 (Cost: $25,076,316)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.18%           39,690

NET ASSETS - 100.00%                                   $21,572,749


Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
LARGE CAP GROWTH FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)


ASSETS
 Investment securities--at value (Notes 1 and 3) ..........    $21,533
 Cash .....................................................          1
 Receivables:
   Investment securities sold ..............................       339
   Dividends and interest ..................................        35
   Fund shares sold ........................................        26
                                                               -------
    Total assets ..........................................     21,934
                                                               -------
LIABILITIES
 Payable for investment securities purchased ..............        240
 Payable to Fund shareholders .............................        103
 Accrued transfer agency and dividend disbursing (Note 2)..          7
 Accrued accounting services fee (Note 2) .................          1
 Other ....................................................         10
                                                               -------
    Total liabilities .....................................        361
                                                               -------
      Total net assets .....................................   $21,573
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    27
   Additional paid-in capital ..............................    32,574
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss............      (126)
   Accumulated undistributed net realized loss on
    investment transactions ...............................     (7,359)
   Net unrealized depreciation in value of investments .....    (3,543)
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $21,573
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A ..................................................     $8.00
 Class B ..................................................     $7.91
 Class C ..................................................     $7.94
 Class Y ..................................................     $8.00
Capital shares outstanding:
 Class A ..................................................     1,783
 Class B ..................................................       262
 Class C ..................................................       633
 Class Y ..................................................        27
Capital shares authorized ..................................  400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
LARGE CAP GROWTH FUND

For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT LOSS
 Income (Note 1B):
      Dividends ............................................   $   122
      Interest and amortization ............................        57
                                                               -------
    Total income ..........................................        179
                                                               -------
 Expenses (Note 2):
   Investment management fee ...............................        97
   Registration fees .......................................        71
   Transfer agency and dividend disbursing:
    Class A ...............................................         25
    Class B ...............................................         10
    Class C ...............................................         14
   Distribution fee:
    Class A ...............................................        ---*
    Class B ...............................................          9
    Class C ...............................................         26
    Class Y ...............................................        ---*
   Service fee:
    Class A................................................         23
    Class B................................................          3
    Class C................................................          9
   Accounting services fee .................................        11
   Audit fees ..............................................         8
   Custodian fees ..........................................         4
   Shareholder servicing - Class Y .........................       ---*
   Other ...................................................         6
                                                               -------
    Total .................................................        316
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2) .................        (11)
                                                               -------
       Total expenses .....................................       305
                                                               -------
         Net investment loss ..............................       (126)
                                                               -------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments .........................     (3,781)
 Unrealized depreciation in value of investments during
   the period ..............................................      (275)
                                                               -------
   Net loss on investments..................................    (4,056)
                                                               -------
    Net decrease in net assets resulting from
      operations ...........................................   $(4,182)
                                                               =======
       *Not shown due to rounding.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
LARGE CAP GROWTH FUND
 (In Thousands)

                                                    For the fiscal
                                                      period from
                                         For the six    June 30,
                                        months ended 2000* through
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss) ..........   $  (126)    $    89
   Realized net loss on investments ......    (3,781)     (3,419)
   Unrealized depreciation ...............      (275)     (3,268)
                                             -------     -------
    Net decrease in net assets resulting
      from operations ....................    (4,182)     (6,598)
                                             -------     -------
 Distributions to shareholders from (Note 1E):**
   Net investment income:
    Class A..............................        ---        (107)
    Class B..............................        ---         ---
    Class C..............................        ---          (7)
    Class Y..............................        ---          (2)
   Realized net gain on investment transactions:
    Class A..............................        ---        (109)
    Class B..............................        ---         (11)
    Class C..............................        ---         (37)
    Class Y..............................        ---          (1)
                                             -------     -------
                                                 ---        (274)
                                             -------     -------
 Capital share transactions (Note 5) ....     (2,373)     32,000
                                             -------     -------
    Total increase (decrease)............     (6,555)     25,128
NET ASSETS
 Beginning of period ....................     28,128       3,000
                                             -------     -------
 End of period ..........................    $21,573     $28,128
                                             =======     =======
 Undistributed net investment income (loss)    $(126)       $---
                                               =====        ====
 *Commencement of operations
**See "Financial Highlights" on pages 73 - 76.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                  For the
                                   For the         period
                                       six           from
                                    months       6-30-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........     $9.48         $10.00
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income (loss)..     (0.03)          0.05
 Net realized and unrealized loss
   on investments ..............    (1.45)         (0.45)
                                     -----         ------
Total from investment operations    (1.48)         (0.40)
                                     -----         ------
Less distributions:
 From net investment income ...     (0.00)         (0.06)
 From capital gains............     (0.00)         (0.06)
                                     -----         ------
Total distributions ............    (0.00)         (0.12)
                                     -----         ------
Net asset value,
 end of period ................     $8.00         $ 9.48
                                     =====         ======
Total return** .................   -15.61%         -4.27%
Net assets, end of period
 (in millions).................       $14         $19
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................      1.86%***       1.13%***
Ratio of net investment income (loss)
 to average net assets including
 voluntary expense waiver .....     -0.57%***       0.89%***
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................      1.93%***       1.34%***
Ratio of net investment income (loss)
 to average net assets excluding
 voluntary expense waiver .....     -0.64%***       0.68%***
Portfolio turnover rate ........    54.51%         75.42%

  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-6-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........     $9.44         $10.02
                                    -----         ------
Loss from investment operations:
 Net investment loss ..........     (0.09)         (0.03)
 Net realized and unrealized loss
   on investments ..............    (1.44)         (0.49)
                                    -----         ------
Total from investment operations    (1.53)         (0.52)
                                    -----         ------
Less distributions:
 From net investment income ...     (0.00)         (0.00)
 From capital gains............     (0.00)         (0.06)
                                    -----         ------
Total distributions ............    (0.00)         (0.06)
                                    -----         ------
Net asset value,
 end of period ................     $7.91         $ 9.44
                                    =====         ======
Total return ...................    -16.21%         -5.32%
Net assets, end of period
 (in millions) ................        $2          $2
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................      3.21%**        2.53%**
Ratio of net investment loss to
 average net assets including
 voluntary expense waiver .....     -1.92%**       -0.60%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................      3.32%**        3.00%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....     -2.03%**       -1.07%**
Portfolio turnover rate ........    54.51%         75.42%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-3-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.45         $10.00
                                     -----         ------
Loss from investment operations:
 Net investment loss ..........      (0.08)         (0.00)
 Net realized and unrealized loss
   on investments ..............     (1.43)         (0.48)
                                     -----         ------
Total from investment operations     (1.51)         (0.48)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.01)
 From capital gains............      (0.00)         (0.06)
                                     -----         ------
Total distributions ............     (0.00)         (0.07)
                                     -----         ------
Net asset value,
 end of period ................      $7.94         $ 9.45
                                     =====         ======
Total return ...................    -15.98%         -4.93%
Net assets, end of period
 (in millions) ................        $5          $7
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.75%**        2.06%**
Ratio of net investment loss to
 average net assets including
 voluntary expense waiver .....      -1.46%**       -0.08%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.85%**        2.44%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -1.56%**       -0.46%**
Portfolio turnover rate ........     54.51%         75.42%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LARGE CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-6-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.48         $10.02
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income (loss)..      (0.03)          0.09
 Net realized and unrealized
   loss on investments .........     (1.45)         (0.50)
                                     -----         ------
Total from investment operations     (1.48)         (0.41)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.07)
 From capital gains............      (0.00)         (0.06)
                                     -----         ------
Total distributions ............     (0.00)         (0.13)
                                     -----         ------
Net asset value,
 end of period ................      $8.00         $ 9.48
                                     =====         ======
Total return ...................    -15.61%         -4.38%
Net assets, end of period (000
 omitted) .....................      $212        $279
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.77%**        1.13%**
Ratio of net investment income (loss)
 to average net assets including
 voluntary expense waiver .....      -0.54%**        1.11%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       1.83%**        1.34%**
Ratio of net investment income (loss)
 to average net assets excluding
 voluntary expense waiver .....      -0.60%**        0.90%**
Portfolio turnover rate ........     54.51%         75.42%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-----------------------------------------------------------------
Limited-Term Bond Fund

                                GOAL:  To seek a high level of current income
                                        consistent with preservation of capital.

Strategy
Invests primarily in investment-grade debt securities of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years.

Founded
1992

Scheduled Dividend Frequency
Monthly

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
----------------------------------------
Dividends paid                   $0.23
                                 =====

Net asset value on
   9-30-01                      $10.37
   3-31-01                       10.17
                                ------
Change per share                $ 0.20
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01       6.12%    10.83%          5.88%          9.88%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)        6.51%    10.72%          6.51%          9.66%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)8-17-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return(A)

Period              Class C(B)Class Y(C)
------              -------------------
 1-year period
  ended 9-30-01        9.78%    10.82%
 5-year period
  ended 9-30-01        5.57%     6.50%
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)         4.82%     5.93%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Limited-Term Bond Fund had net assets totaling $24,640,199 invested in a diversified portfolio of:

   91.34% Bonds
    8.66% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

  $55.26 Corporate Bonds
   35.38 U.S. Government Securities
    8.66 Cash and Cash Equivalents
    0.70 Municipal Bond

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 0.32%
 Praxair, Inc.,
   6.75%, 3-1-03 .........................      $ 75  $    78,206
                                                      -----------

Communication - 2.13%
 Qwest Corporation,
   7.625%, 6-9-03.........................       500      523,985
                                                      -----------

Depository Institutions - 4.63%
 Mercantile Bancorporation Inc.,
   7.625%, 10-15-02 ......................       600      624,228
 Wells Fargo & Company,
   8.375%, 5-15-02 .......................       500      515,585
                                                      -----------
                                                        1,139,813
                                                      -----------

Electric, Gas and Sanitary Services - 11.42%
 NorAm Energy Corp.,
   6.375%, 11-1-03 .......................       600      627,198
 UtiliCorp United,
   6.875%, 10-1-04 .......................       500      516,345
 WMX Technologies, Inc.,
   7.0%, 5-15-05 .........................       600      631,800
 Western Resources, Inc.,
   7.25%, 8-15-02 ........................       420      422,738
 Williams Companies, Inc. (The),
   6.5%, 11-15-02 ........................       600      614,958
                                                      -----------
                                                        2,813,039
                                                      -----------

Food and Kindred Products - 2.62%
 Grand Metropolitan Investment Corp.,
   7.125%, 9-15-04 .......................       600      645,000
                                                      -----------

                See Notes to Schedule of Investments on page 83.

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE DEBT SECURITIES (Continued)
General Merchandise Stores - 2.26%
 Penney (J.C.) Company, Inc.,
   7.6%, 4-1-07 ..........................      $600  $   556,500
                                                      -----------

Industrial Machinery and Equipment - 2.55%
 Black & Decker Corp.,
   7.5%, 4-1-03 ..........................       601      629,223
                                                      -----------

Instruments and Related Products - 2.09%
 Raytheon Company,
   6.75%, 8-15-07 ........................       500      515,455
                                                      -----------

Insurance Carriers - 2.52%
 Aon Corporation,
   7.4%, 10-1-02 .........................       600      621,060
                                                       ----------

Motion Pictures - 2.10%
 Time Warner Entertainment Company, L.P.,
   9.625%, 5-1-02 ........................       500      516,860
                                                      -----------

Nondepository Institutions - 9.65%
 American General Finance Corporation,
   6.2%, 3-15-03 .........................       500      520,320
 Aristar, Inc.,
   5.85%, 1-27-04 ........................       500      519,540
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................       500      520,670
 General Motors Acceptance Corporation,
   7.0%, 9-15-02 .........................       600      617,208
 Sears Roebuck Acceptance Corp.,
   6.36%, 12-4-01 ........................       200      200,930
                                                      -----------
                                                        2,378,668
                                                      -----------
                See Notes to Schedule of Investments on page 83.

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 1.68%
 Phillips Petroleum Company,
   6.65%, 3-1-03 .........................      $400  $   415,300
                                                      -----------

Paper and Allied Products - 2.24%
 International Paper Company,
   6.125%, 11-1-03 .......................       535      552,018
                                                      -----------

Petroleum and Coal Products - 1.34%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-04 ........................       312      331,229
                                                      -----------

Railroad Transportation - 5.06%
 Norfolk Southern Corporation,
   7.35%, 5-15-07 ........................       588      637,045
 Union Pacific Corporation,
   7.875%, 2-15-02 .......................       600      608,712
                                                      -----------
                                                        1,245,757
                                                      -----------

Transportation Equipment - 2.65%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................       600      654,324
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 55.26%              $13,616,437
 (Cost: $13,216,431)

MUNICIPAL BOND - 0.70%
Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.), Taxable,
   7.25%, 11-15-02 .......................       165  $   172,425
                                                      -----------
 (Cost: $165,000)
                See Notes to Schedule of Investments on page 83.

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 9.97%
 Federal Home Loan Mortgage Corporation:
   3.65%, 9-18-02 ........................      $600  $   601,404
   5.125%, 1-13-03 .......................       650      669,195
   4.875%, 5-14-04 .......................       650      670,820
 Federal National Mortgage Association,
   5.0%, 2-14-03 .........................       500      514,685
                                                     ------------
Total Agency Obligations                                2,456,104
                                                     ------------

Mortgage-Backed Obligations - 23.38%
 Federal Home Loan Mortgage Corporation
   Agency REMIC/CMO:
   6.05%, 9-15-20 ........................       186      189,105
   6.5%, 6-15-24 .........................       424      440,677

 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   8.0%, 2-1-08 ..........................        53       55,751
   6.5%, 12-1-10 .........................       251      258,380
   6.0%, 1-1-11 ..........................       223      226,424
   6.5%, 2-1-11 ..........................       269      276,632
   7.0%, 5-1-11 ..........................       148      153,743
   7.0%, 7-1-11 ..........................       174      181,194
   7.0%, 9-1-12 ..........................       207      215,059
   6.0%, 11-1-13 .........................       352      357,647
   7.0%, 9-1-14 ..........................       368      382,899
   7.0%, 10-1-14 .........................       410      426,204
   6.0%, 6-1-16 ..........................       594      603,538
   6.5%, 6-1-16 ..........................       586      603,583
   7.0%, 4-1-26 ..........................       227      235,008
 Government National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.5%, 1-15-14 .........................       316      327,466
   7.0%, 4-15-29 .........................       466      483,766
   7.0%, 7-15-29 .........................       331      343,154
                                                     ------------
Total Mortgage-Backed Obligations                       5,760,230
                                                     ------------

                See Notes to Schedule of Investments on page 83.

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
Treasury Obligation - 2.03%
 U.S. Treasury Note,
   6.25%, 10-31-01 .......................      $500 $    501,405
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.38%    $ 8,717,739
 (Cost: $8,497,067)

TOTAL SHORT-TERM SECURITIES - 6.86%                   $ 1,690,000
 (Cost: $1,690,000)

TOTAL INVESTMENT SECURITIES - 98.20%                  $24,196,601
 (Cost: $23,568,498)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.80%         443,598

NET ASSETS - 100.00%                                  $24,640,199


Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
LIMITED-TERM BOND FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $24,197
 Cash .....................................................        418
 Receivables:
   Interest.................................................       361
   Fund shares sold ........................................       315
                                                               -------
    Total assets ..........................................     25,291
                                                               -------
LIABILITIES
 Payable for investment securities purchased...............        520
 Payable to Fund shareholders .............................        109
 Dividends payable ........................................          8
 Accrued transfer agency and dividend disbursing (Note 2)..          5
 Accrued accounting services fee (Note 2)..................          1
 Accrued distribution fee (Note 2).........................          1
 Other ....................................................          7
                                                               -------
    Total liabilities .....................................        651
                                                               -------
      Total net assets .....................................   $24,640
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $     24
   Additional paid-in capital...............................    24,285
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized loss
    on investment transactions ............................       (297)
   Net unrealized appreciation in value of investments .....       628
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $24,640
                                                               =======
Net asset value per share (net assets divided by
 shares outstanding):
 Class A ..................................................    $10.37
 Class B ..................................................    $10.37
 Class C ..................................................    $10.37
 Class Y ..................................................    $10.37
Capital shares outstanding:
 Class A ..................................................       184
 Class B ..................................................        72
 Class C ..................................................     1,948
 Class Y ..................................................       172
Capital shares authorized ..................................  200,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
LIMITED-TERM BOND FUND
For the Six Months Ended September 30, 2001
(In Thousands)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................      $672
                                                                  ----
 Expenses (Note 2):
   Distribution fee:
    Class A ...............................................        ---*
    Class B ...............................................          2
    Class C ...............................................         64
    Class Y ...............................................          2
   Investment management fee ...............................         54
   Registration fees .......................................         33
   Transfer agency and dividend disbursing:
    Class A ...............................................          1
    Class B ...............................................          1
    Class C ...............................................         31
   Service fee:
    Class A ...............................................          1
    Class B ...............................................          1
    Class C ...............................................         23
   Audit fees ..............................................         8
   Accounting services fee .................................         6
   Custodian fees ..........................................         2
   Shareholder servicing - Class Y .........................         1
   Other ...................................................        11
                                                                  ----
   Total....................................................       241
    Less expenses in excess of voluntary waiver of
      investment management fee (Note 2)....................       (54)
                                                                  ----
      Total expenses .......................................       187
                                                                  ----
       Net investment income ..............................        485
                                                                  ----
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 (NOTES 1 AND 3)
 Realized net gain on investments .........................         11
 Unrealized appreciation in value of investments
   during the period .......................................       416
                                                                  ----
   Net gain on investments..................................       427
                                                                  ----
    Net increase in net assets resulting from operations ..       $912
                                                                  ====
*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
LIMITED-TERM BOND FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE IN NET ASSETS
 Operations:
   Net investment income .................      $485     $   967
   Realized net gain (loss) on
    investments .........................         11         (33)
   Unrealized appreciation ...............       416         826
                                             -------     -------
    Net increase in net assets resulting
      from operations ....................       912       1,760
                                             -------     -------
 Distributions to shareholders from net
   investment income (Note 1E):*
   Class A................................       (25)         (5)
   Class B................................       (13)        (11)
   Class C ...............................      (400)       (869)
   Class Y ...............................       (47)        (82)
                                             -------     -------
                                                (485)       (967)
                                             -------     -------
 Capital share transactions (Note 5) ....      3,386        (161)
                                             -------     -------
   Total increase ........................     3,813         632
NET ASSETS
 Beginning of period ....................     20,827      20,195
                                             -------     -------
 End of period ..........................    $24,640     $20,827
                                             =======     =======
 Undistributed net investment income ....       $---        $---
                                                ====        ====

*See "Financial Highlights" on pages 87 - 90.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                                  For the
                                   For the         period
                                       six           from
                                    months       8-17-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........     $10.17          $9.84
                                    ------         ------
Income from investment operations:
 Net investment income ........       0.27           0.36
 Net realized and unrealized
   gain on investments .........      0.20           0.33
                                    ------         ------
Total from investment operations      0.47           0.69
                                    ------         ------
Less distributions:
 Declared from net investment
   income ......................     (0.27)         (0.36)
 From capital gains ...........      (0.00)         (0.00)
                                    ------         ------
Total distributions ............     (0.27)         (0.36)
                                    ------         ------
Net asset value,
 end of period ................     $10.37         $10.17
                                    ======         ======
Total return** .................      4.75%          7.01%
Net assets, end of period (000
 omitted) .....................    $1,911        $494
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.01%***       0.85%***
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       5.21%***       5.83%***
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       1.30%***       1.09%***
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       4.92%***       5.59%***
Portfolio turnover rate ........     16.19%         16.10%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-3-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........     $10.17         $ 9.80
                                    ------         ------
Income from investment operations:
 Net investment income ........       0.23           0.36
 Net realized and unrealized
   gain on investments .........      0.20           0.37
                                    ------         ------
Total from investment operations      0.43           0.73
                                    ------         ------
Less distributions:
 Declared from net investment
   income ......................     (0.23)         (0.36)
 From capital gains............      (0.00)         (0.00)
                                    ------         ------
Total distributions ............     (0.23)         (0.36)
                                    ------         ------
Net asset value,
 end of period ................     $10.37         $10.17
                                    ======         ======
Total return ...................      4.30%          7.54%
Net assets, end of period (000
 omitted) .....................      $750        $425
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.81%**        1.81%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       4.44%**        4.91%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.33%**        2.33%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       3.92%**        4.39%**
Portfolio turnover rate ........     16.19%**       16.10%***
  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six
                     months For the fiscal year ended March 31,
                      ended-------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of period $10.17 $ 9.76 $10.16 $10.14 $ 9.90 $10.00
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment income 0.23   0.48   0.47   0.44   0.45   0.44
 Net realized and unrealized
   gain (loss) on
   investments .....   0.20   0.41  (0.40)  0.02   0.24  (0.09)
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......    0.43   0.89   0.07   0.46   0.69   0.35
                     ------ ------ ------ ------ ------ ------
Less distributions:
 Declared from net
   investment income  (0.23) (0.48) (0.47) (0.44) (0.45) (0.44)
 From capital gains   (0.00) (0.00) (0.00) (0.00) (0.00) (0.01)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.23) (0.48) (0.47) (0.44) (0.45) (0.45)
Net asset value,     ------ ------ ------ ------ ------ ------
 end of period ....  $10.37 $10.17 $ 9.76 $10.16 $10.14 $ 9.90
                     ====== ====== ====== ====== ====== ======
Total return .......   4.27%  9.48%  0.73%  4.65%  7.15%  3.52%
Net assets, end of
 period (in millions)   $20    $18    $19    $21    $18    $18
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ...    1.86%* 1.82%  1.81%  2.11%  2.12%  2.07%
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver ...........    4.41%* 4.97%  4.75%  4.34%  4.52%  4.40%
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver ...    2.39%* 2.34%  2.19%   ---    ---    ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver ...........    3.88%* 4.44%  4.37%   ---    ---    ---
Portfolio turnover
 rate .............   16.19% 16.10% 37.02% 32.11% 27.37% 23.05%
 (A) See Note 5.
 *Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended ------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                     ------ ------ ------ ------ ------ ------
Net asset value,
 beginning of period $10.17 $ 9.76 $10.16 $10.14  $9.90 $10.00
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment income 0.27   0.59   0.57   0.53   0.53   0.52
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.20   0.41  (0.40)  0.02   0.24  (0.09)
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......    0.47   1.00   0.17   0.55   0.77   0.43
                     ------ ------ ------ ------ ------ ------
Less distributions:
 Declared from net
   investment income  (0.27) (0.59) (0.57) (0.53) (0.53) (0.52)
 From capital gains   (0.00) (0.00) (0.00) (0.00) (0.00) (0.01)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.27) (0.59) (0.57) (0.53) (0.53) (0.53)
Net asset value,     ------ ------ ------ ------ ------ ------
 end of period ....  $10.37 $10.17 $ 9.76 $10.16 $10.14  $9.90
                     ====== ====== ====== ====== ====== ======
Total return .......   4.75% 10.56%  1.69%  5.60%  7.91%  4.33%
Net assets, end of
 period (000 omitted) $1,777$1,836 $1,229   $263   $184   $105
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver ...    0.94%* 0.83%  0.69%  1.20%  1.32%  1.04%
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver ...........    5.33%* 5.95%  6.03%  5.25%  5.32%  5.62%
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver ...    1.21%* 1.07%  0.84%   ---    ---    ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver ...........    5.06%* 5.71%  5.88%   ---    ---    ---
Portfolio turnover
 rate .............   16.19% 16.10% 37.02% 32.11% 27.37% 23.05%
*Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND
-----------------------------------------------------------------
Mid Cap Growth Fund

                                GOAL:  To seek the growth of capital.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid Cap Growth Index and that the Fund's investment manager believes offer above-average growth potential.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Net asset value on
9-30-01                         $ 8.13
3-31-01                           9.11
                                ------
Change per share                $(0.98)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01     -32.33%   -28.21%        -31.93%        -29.17%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)       -17.02%   -13.00%        -17.06%        -14.35%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period              Class C(B)Class Y(C)
------              -------------------
 1-year period
  ended 9-30-01      28.91%    28.10%
 5-year period
  ended 9-30-01         ---       ---
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)       -13.89%   -14.77%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)7-3-00 for Class C shares and 7-10-00 for Class Y shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Mid Cap Growth Fund had net assets totaling $16,437,721 invested in a diversified portfolio of:

         59.75%     Common Stock
         40.25%     Cash and Cash Equivalents




As a shareholder of Mid Cap Growth Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $40.25 Cash and Cash Equivalents
  16.28 Manufacturing Stocks
  13.31 Services Stocks
  11.34 Transportation, Communication, Electric and Sanitary Services Stocks
  10.50 Finance, Insurance and Real Estate Stocks
   5.44 Wholesale and Retail Trade Stocks
   2.88 Mining Stocks

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS
Apparel and Accessory Stores - 1.25%
 Abercrombie & Fitch, Class A* ..........    11,700    $   205,803
                                                       -----------

Building Materials and Garden Supplies - 1.30%
 Fastenal Company .......................     3,750        213,000
                                                       -----------

Business Services - 10.99%
 Arbitron Inc.* .........................     4,650        121,644
 Brocade Communications Systems, Inc.* ..     3,200         44,880
 CheckFree Corporation* .................    12,550        212,911
 Digital Insight Corporation* ...........     8,100         92,907
 eBay Inc. (A)* .........................    11,400        521,037
 Getty Images, Inc.* ....................     9,000         99,225
 Interpublic Group of Companies, Inc. (The)   13,600        277,440
 Lamar Advertising Company* .............     4,350        132,175
 Siebel Systems, Inc.* ..................     3,450         44,902
 TMP Worldwide Inc.* ....................     6,250        177,344
 Total System Services, Inc. ............       600         14,862
 Veritas Software Corp.* ................     3,650         67,287
                                                       -----------
                                                         1,806,614
                                                       -----------

Cable and Other Pay Television Services - 2.85%
 Adelphia Communications Corporation,
   Class A* ..............................    7,000        155,435
 Charter Communications, Inc.* ..........    25,200        312,354
                                                       -----------
                                                           467,789
                                                       -----------

Chemicals and Allied Products - 5.61%
 Biogen, Inc. (A)* ......................     8,250        458,246
 Estee Lauder Companies Inc. (The), Class A   2,300         76,245
 Genzyme Corporation - General
   Division* .............................    3,000        136,260
 IVAX Corporation* ......................    11,362        251,896
                                                       -----------
                                                           922,647
                                                       -----------
                See Notes to Schedule of Investments on page 97.

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Communication - 4.94%
 CenturyTel, Inc. .......................     4,600    $   154,100
 Cox Radio, Inc., Class A* ..............     8,800        177,496
 Sprint Corporation - PCS Group* ........    18,300        481,107
                                                       -----------
                                                           812,703
                                                       -----------

Depository Institutions - 7.31%
 Charter One Financial, Inc. ............    11,650        328,763
 Concord EFS, Inc. (A)* .................    12,300        602,577
 Synovus Financial Corp. ................     9,800        270,480
                                                       -----------
                                                         1,201,820
                                                       -----------

Eating and Drinking Places - 0.40%
 Starbucks Corporation* .................     4,400         65,758
                                                       -----------

Electric, Gas and Sanitary Services - 3.55%
 Citizens Communications Company* .......    28,750        270,250
 El Paso Corporation ....................     7,550        313,702
                                                       -----------
                                                           583,952
                                                       -----------

Electronic and Other Electric Equipment - 3.95%
 ADC Telecommunications, Inc.* ..........    65,150        227,048
 Altera Corporation* ....................     3,450         56,563
 Cypress Semiconductor Corporation* .....     4,550         67,613
 Lattice Semiconductor Corporation (A)* .     7,400        115,736
 McData Corporation, Class A* ...........     9,150         76,768
 McData Corporation, Class B* ...........     2,150         17,942
 Molex Incorporated .....................     1,400         39,368
 Network Appliance, Inc.* ...............     7,000         47,775
                                                       -----------
                                                           648,813
                                                       -----------

                See Notes to Schedule of Investments on page 97.

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Engineering and Management Services - 0.97%
 KPMG Consulting, Inc.* .................    14,700    $   158,760
                                                       -----------

Health Services - 1.35%
 Express Scripts, Inc., Class A* ........     4,000        221,260
                                                       -----------

Industrial Machinery and Equipment - 3.96%
 Baker Hughes Incorporated ..............     9,200        266,340
 Cooper Cameron Corporation* ............     4,050        132,840
 Deere & Company ........................     6,700        251,987
                                                       -----------
                                                           651,167
                                                       -----------

Instruments and Related Products - 1.97%
 Biomet, Inc. ...........................    11,075        323,999
                                                       -----------

Insurance Agents, Brokers and Service - 0.86%
 Hartford Financial Services Group Inc. (The) 2,400        140,976
                                                       -----------

Miscellaneous Retail - 2.49%
 Rite Aid Corporation* ..................    53,050        409,546
                                                       -----------

Oil and Gas Extraction - 2.88%
 Burlington Resources Incorporated ......     8,600        294,206
 Noble Affiliates, Inc. .................     5,800        179,742
                                                       -----------
                                                           473,948
                                                       -----------

Printing and Publishing - 0.79%
 Martha Stewart Living Omnimedia, Inc.* .     8,750        130,375
                                                       -----------


                See Notes to Schedule of Investments on page 97.

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Real Estate - 0.40%
 homestore.com, Inc. (A)* ...............     8,600    $    66,134
                                                       -----------

Security and Commodity Brokers - 1.93%
 Charles Schwab Corporation (The) .......    27,500        316,250
                                                       -----------

TOTAL COMMON STOCKS - 59.75%                           $ 9,821,314
 (Cost: $12,596,499)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Chemicals and Allied Products - 4.85%
 du Pont (E.I.) de Nemours and Company,
   2.29395%, Master Note .................     $798        798,000
                                                       -----------

Communication - 4.86%
 SBC Communications Inc.,
   2.45%, 10-15-01 .......................      800        799,238
                                                       -----------

Electric, Gas and Sanitary Services - 9.73%
 Kansas City Power & Light Co.,
   3.1%, 10-4-01 .........................      800        799,794
 Tampa Electric Co.,
   2.5%, 10-4-01 .........................      800        799,833
                                                       -----------
                                                         1,599,627
                                                       -----------


                See Notes to Schedule of Investments on page 97.

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES (Continued)
Food and Kindred Products - 9.05%
 General Mills, Inc.,
   2.8163%, Master Note ..................     $687    $   687,000
 Heinz (H.J.) Co.,
   2.5%, 10-1-01 .........................      800        800,000
                                                       -----------
                                                         1,487,000
                                                       -----------

General Merchandise Stores - 4.87%
 Wal-Mart Stores, Inc.,
   2.15%, 10-2-01 ........................      800        799,952
                                                       -----------

Nondepository Institutions - 4.44%
 PACCAR Financial Corp.,
   2.5363%, Master Note ..................      729        729,000
                                                       -----------

Wholesale Trade - Nondurable Goods - 4.86%
 Unilever Capital Corporation,
   2.3%, 10-15-01 ........................      800        799,284
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 42.66%                   $ 7,012,101
 (Cost: $7,012,101)

TOTAL INVESTMENT SECURITIES - 102.41%                  $16,833,415
 (Cost: $19,608,600)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.41%)       (395,694)

NET ASSETS - 100.00%                                   $16,437,721


                See Notes to Schedule of Investments on page 97.

MID CAP GROWTH FUND
     September 30, 2001


Notes to Schedule of Investments

 *No income dividends were paid during the preceding 12 months.

(A) Security serves as cover for the following written call options outstanding at September 30, 2001. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Put   Exercise Price  Received     Value
---------------------    -------  ------------    --------    ------
Biogen, Inc.              25       Jan./65         $ 6,175   $ 7,000
Biogen, Inc.              57       Jan./75          13,223     5,700
Concord EFS, Inc.         60       Dec./55           7,920     9,600
eBay Inc.                 84       Jan./60          23,755    22,680
Lattice Semiconductor
  Corporation             74       Dec/22.5          7,548     4,440
                                                   -------   -------
                                                   $58,621   $49,420
                                                   =======   =======

     In addition to the above written call options, the following written put options were outstanding at September 30, 2001. (See Note 6 to financial statements):

                         Contracts
                         Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
---------------------    -------  ------------    --------    ------
homestore.com, Inc.       40       Oct./15          $6,505   $29,600
                                                    ======   =======


  See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

  See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MID CAP GROWTH FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $16,833
 Cash .....................................................          1
 Receivables:
   Investment securities sold ..............................       171
   Fund shares sold ........................................        35
   Dividends and interest...................................        13
                                                               -------
    Total assets ..........................................     17,053
                                                               -------
LIABILITIES
 Payable for investment securities purchased ..............        507
 Outstanding call options at market (Note 6) ..............         49
 Outstanding put options at market (Note 6) ...............         30
 Payable to Fund shareholders .............................         14
 Accrued transfer agency and dividend disbursing (Note 2)..          6
 Accrued accounting services fee (Note 2) .................          1
 Other ....................................................          8
                                                               -------
    Total liabilities .....................................        615
                                                               -------
      Total net assets .....................................   $16,438
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    20
   Additional paid-in capital...............................    21,735
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income..........       110
   Accumulated undistributed net realized loss
    on investment transactions ............................     (2,638)
   Net unrealized depreciation in value of securities ......    (2,775)
   Net unrealized appreciation in value of written
    call options ..........................................         9
   Net unrealized depreciation in value of written
    put options ...........................................        (23)
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $16,438
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A ..................................................     $8.13
 Class B ..................................................     $8.04
 Class C ..................................................     $8.07
 Class Y ..................................................     $8.14
Capital shares outstanding:
 Class A ..................................................     1,365
 Class B ..................................................       220
 Class C ..................................................       435
 Class Y ..................................................         8
Capital shares authorized ..................................  400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MID CAP GROWTH FUND

For the Six Months Ended September 30, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  187
   Dividends ...............................................        18
                                                                ------
    Total income ..........................................        205
 Expenses (Note 2):                                             ------
   Investment management fee ...............................         82
   Registration fees .......................................         64
   Transfer agency and dividend disbursing:
    Class A................................................         21
    Class B................................................          8
    Class C................................................         10
   Service fee:
    Class A................................................         16
    Class B................................................          3
    Class C................................................          5
   Distribution fee:
    Class A................................................        ---*
    Class B................................................          7
    Class C................................................         16
    Class Y................................................        ---*
   Audit fees ..............................................         8
   Accounting services fee..................................         6
   Custodian fees ..........................................         5
   Shareholder servicing - Class Y .........................       ---*
   Other ...................................................         4
                                                               -------
    Total .................................................        255
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2)..................        (82)
                                                               -------
       Total expenses .....................................        173
                                                               -------
         Net investment income..............................        32
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             -------
 (NOTES 1 AND 3)
 Realized net loss on securities ..........................       (832)
 Realized net gain on written call options ................         40
                                                               -------
   Realized net loss on investments ........................      (792)
 Unrealized depreciation in value of securities during        -------
   the period ..............................................    (1,340)
 Unrealized appreciation in value of written
   call options during the period ..........................         8
 Unrealized depreciation in value of written
   put options during the period ...........................       (23)
   Unrealized depreciation in value of investments             -------
    during the period .....................................     (1,355)
                                                               -------
    Net loss on investments................................     (2,147)
      Net decrease in net assets resulting from                -------
       operations .........................................    $(2,115)
                                                               =======
*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MID CAP GROWTH FUND
 (In Thousands)

                                                    For the fiscal
                                                      period from
                                         For the six    June 30,
                                        months ended 2000* through
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations
   Net investment income .................        32     $   140
   Realized net loss on investments ......      (792)     (1,438)
   Unrealized depreciation ...............    (1,355)     (1,434)
                                             -------     -------
    Net decrease in net assets resulting
      from operations ....................    (2,115)     (2,732)
                                             -------     -------
 Distributions to shareholders from (Note 1E):**
   Net investment income:
    Class A .............................        ---         (55)
    Class B .............................        ---          (1)
    Class C .............................        ---          (5)
    Class Y .............................        ---          (1)
   Realized net gain on investment transactions:
    Class A .............................        ---        (269)
    Class B .............................        ---         (40)
    Class C .............................        ---         (94)
    Class Y .............................        ---          (5)
                                             -------     -------
                                                 ---        (470)
                                             -------     -------
 Capital share transactions (Note 5) ....      1,375      17,380
                                             -------     -------
   Total increase (decrease)..............      (740)     14,178
NET ASSETS
 Beginning of period ....................     17,178       3,000
                                             -------     -------
 End of period ..........................    $16,438     $17,178
                                             =======     =======
 Undistributed net investment income ....       $110         $78
                                                ====         ===

 *Commencement of operations.
**See "Financial Highlights" on pages 101 - 104.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                                   For the         period
                                       six           from
                                    months       6-30-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.11         $10.00
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income ........       0.03           0.11
 Net realized and unrealized
   loss on investments .........     (1.01)         (0.65)
                                     -----         ------
Total from investment operations     (0.98)         (0.54)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.06)
 From capital gains............      (0.00)         (0.29)
                                     -----         ------
Total distributions ............     (0.00)         (0.35)
                                     -----         ------
Net asset value,
 end of period ................      $8.13         $ 9.11
                                     =====         ======
Total return** .................    -10.76%         -5.88%
Net assets, end of period
 (in millions).................       $11         $11
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.48%***       1.01%***
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       0.66%***       1.85%***
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.18%***       1.65%***
Ratio of net investment income (loss)
 to average net assets excluding
 voluntary expense waiver .....      -0.04%***       1.21%***
Portfolio turnover rate ........     25.46%        110.18%
  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-6-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.07         $10.01
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income (loss) .      (0.03)          0.02
 Net realized and unrealized
   loss on investments .........     (1.00)         (0.66)
                                     -----         ------
Total from investment operations     (1.03)         (0.64)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.01)
 From capital gains............      (0.00)         (0.29)
                                     -----         ------
Total distributions ............     (0.00)         (0.30)
                                     -----         ------
Net asset value,
 end of period ................      $8.04         $ 9.07
                                     =====         ======
Total return ...................    -11.36%         -6.85%
Net assets, end of period
 (in millions) ................        $2          $2
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.76%**        2.40%**
Ratio of net investment income (loss)
 to average net assets including
 voluntary expense waiver .....      -0.63%**        0.44%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       4.07%**        3.93%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -1.94%**       -1.09%**
Portfolio turnover rate ........     25.46%        110.18%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-3-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.08         $10.00
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income (loss)..      (0.01)          0.04
 Net realized and unrealized loss
   on investments ..............     (1.00)         (0.66)
                                     -----         ------
Total from investment operations     (1.01)         (0.62)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.01)
 From capital gains............      (0.00)         (0.29)
                                     -----         ------
Total distributions ............     (0.00)         (0.30)
                                     -----         ------
Net asset value,
 end of period ................      $8.07         $ 9.08
                                     =====         ======
Total return ...................    -11.12%         -6.58%
Net assets, end of period
 (in millions) ................        $3          $4
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.36%**        1.99%**
Ratio of net investment income (loss)
 to average net assets including
 voluntary expense waiver .....      -0.22%**        0.84%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       3.48%**        3.26%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -1.34%**       -0.43%**
Portfolio turnover rate ........     25.46%        110.18%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MID CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months       7-10-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $9.11         $10.23
                                     -----         ------
Income (loss) from investment
 operations:
 Net investment income ........       0.17           0.11
 Net realized and unrealized loss
   on investments ..............     (1.14)         (0.88)
                                     -----         ------
Total from investment operations     (0.97)         (0.77)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.06)
 From capital gains............      (0.00)         (0.29)
                                     -----         ------
Total distributions ............     (0.00)         (0.35)
                                     -----         ------
Net asset value,
 end of period ................      $8.14         $ 9.11
                                     =====         ======
Total return ...................    -10.65%         -7.97%
Net assets, end of period (000
 omitted) .....................         $67          $184
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.27%**        1.03%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       0.77%**        1.77%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       1.87%**        1.68%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       0.17%**        1.11%**
Portfolio turnover rate ........     25.46%        110.18%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

THE INVESTMENTS OF MONEY MARKET FUND
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
BANK OBLIGATIONS
Commercial Paper (backed by irrevocable bank
 letter of credit) - 1.11%
 Michelin North America Inc. (Societe Generale),
   3.52%, 10-9-01 ........................      $200   $  199,844
                                                      -----------

Notes - 1.39%
 Meriter Management Services, Inc. (U.S. Bank
   Milwaukee, National Association),
   3.1%, 10-3-01 .........................       250      250,000
                                                      -----------

TOTAL BANK OBLIGATIONS - 2.50%                         $  449,844
 (Cost: $449,844)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 6.39%
 Abbott Laboratories,
   2.65%, 10-24-01 .......................       500      499,153
 Glaxo Wellcome PLC:
   3.15%, 10-2-01 ........................       250      249,978
   2.48%, 10-22-01 .......................       400      399,421
                                                      -----------
                                                        1,148,552
                                                      -----------

 Communication - 4.45%
 BellSouth Corporation,
   2.4%, 10-15-01 ........................       300      299,720
 SBC Communications Inc.,
   3.55%, 10-25-01 .......................       250      249,408
 Verizon Global Funding, Inc.,
   3.18%, 12-17-01 .......................       250      249,972
                                                      -----------
                                                          799,100
                                                      -----------

 Electric, Gas and Sanitary Services - 6.12%
 Questar Corp.,
   3.73%, 10-3-01 ........................       500      500,000
 Tampa Electric Co.,
   2.5%, 10-10-01 ........................       600      599,625
                                                      -----------
                                                        1,099,625
                                                      -----------
               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
September 30, 2001                         Principal
                                           Amount in
                                           Thousands       Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 5.89%
 Coca-Cola Company (The),
   2.68%, 10-18-01 .......................      $600  $   599,241
 Heinz (H.J.) Co.,
   2.55%, 10-17-01 .......................       460      459,479
                                                      -----------
                                                        1,058,720
                                                      -----------

 Instruments and Related Products - 4.17%
 Emerson Electric Co.,
   2.42%, 10-12-01 .......................       750      749,445
                                                      -----------

 Nondepository Institutions - 2.23%
 Caterpillar Financial Services Corp.,
   3.0%, 10-9-01 .........................       400      399,733
                                                      -----------

 Printing and Publishing - 1.39%
 Gannett Co.,
   3.15%, 10-4-01 ........................       250      249,934
                                                      -----------

 Real Estate - 3.40%
 Citicorp,
   3.07%, 10-4-01 ........................       610      609,844
                                                      -----------

 Wholesale Trade - Nondurable Goods - 4.17%
 Unilever Capital Corporation,
   2.45%, 10-12-01 .......................       750      749,439
                                                      -----------

Total Commercial Paper - 38.21%                      $  6,864,392

Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 3.31%
 River Fuel Funding Co. No. 3, Inc.
   (The Bank of New York):
   3.53%, 10-12-01 .......................       346      345,627
   3.45%, 10-30-01 .......................       250      249,305
                                                      -----------
                                                          594,932
                                                      -----------
               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
September 30, 2001                         Principal
                                           Amount in
                                           Thousands       Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Nondepository Institutions - 6.40%
 ED&F Man Treasury Management Ltd.
   (Rabobank Nederland),
   3.25%, 10-1-01 ........................      $500  $   500,000
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.):
   3.52%, 10-5-01 ........................       200      199,922
   2.75%, 10-29-01 .......................       450      449,038
                                                      -----------
                                                        1,148,960
                                                      -----------

Total Commercial Paper (backed by irrevocable bank
letter of credit) - 9.71%                               1,743,892

Notes
 Chemicals and Allied Products - 1.39%
 Lilly (Eli) and Company,
   4.7%, 3-22-02 .........................       250      250,000
                                                      -----------

 Communication - 1.67%
 BellSouth Corporation,
   4.287%, 4-26-02 .......................       300      299,846
                                                      -----------

 Food and Kindred Products - 1.11%
 Heinz (H.J.) Co.,
   6.82%, 11-15-01 .......................       200      200,000
                                                      -----------

 Industrial Machinery and Equipment - 1.11%
 International Business Machines Corporation,
   6.64%, 10-29-01 .......................       200      200,000
                                                      -----------

 Nondepository Institutions - 2.79%
 Caterpillar Financial Services Corp.,
   3.57563%, 12-5-01 .....................       250      250,304
 Deere (John) Capital Corp.,
   3.83%, 10-22-01 .......................       250      250,111
                                                      -----------
                                                          500,415
                                                      -----------

Total Notes - 8.07%                                     1,450,261
               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
     September 30, 2001

                                                            Value

TOTAL CORPORATE OBLIGATIONS - 55.99%                  $10,058,545
 (Cost: $10,058,545)

                                           Principal
                                           Amount in
                                           Thousands

MUNICIPAL OBLIGATIONS
California - 5.36%
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds, Shell
   Oil Company Project, Series 1998A (Taxable),
   3.45%, 10-1-01 ........................      $762      762,000
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   3.52%, 10-10-01 .......................       200      200,000
                                                      -----------
                                                          962,000
                                                      -----------

Colorado - 1.80%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   3.55%, 11-6-01 ........................       325      323,846
                                                      -----------

Indiana - 1.11%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   3.03%, 10-12-01 .......................       200      200,000
                                                      -----------
Louisiana - 5.15%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   3.46%, 11-6-01 ........................       225      225,000
   3.71%, 10-5-01 ........................       200      200,000
   3.6%, 11-5-01 .........................       100      100,000
               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
September 30, 2001                         Principal
                                           Amount in
                                           Thousands       Value
MUNICIPAL OBLIGATIONS (Continued)
Louisiana (Continued)
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   3.6%, 11-5-01 .........................      $400  $   400,000
                                                      -----------
                                                          925,000
                                                      -----------

New York - 1.81%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   3.87%, 10-1-01 ........................       325      325,000
                                                      -----------

Ohio - 2.51%
 State of Ohio, Taxable Solid Waste Revenue
   Bonds, Series 2000, Taxable (BP Exploration &
   Oil Inc. Project - BP Amoco P.L.C. Guarantor),
   3.53%, 11-7-01 ........................       450      450,000
                                                      -----------

Texas - 2.50%
 Brazos River Harbor Navigation, District of
   Brazoria County, Texas, Taxable Variable Rate
   Demand Revenue Bonds, Series 2001A (The Dow
   Chemical Company Project), (The Dow Chemical
   Company),
   3.53%, 10-9-01 ........................       250      250,000
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   3.82%, 10-5-01 ........................       200      199,916
                                                      -----------
                                                          449,916
                                                      -----------
Washington - 7.52%
 Watts Brothers Frozen Foods, L.L.C., Variable
   Rate Demand Taxable Revenue Bonds, 1997 (U.S.
   Bank of Washington, National Association),
   3.15%, 10-4-01 ........................       600      600,000
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank
   National Association),
   3.15%, 10-4-01 ........................       400      400,000
               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
MUNICIPAL OBLIGATIONS (Continued)
Washington (Continued)
 Washington State Housing Finance Commission,
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds:
   Mill Pointe Apartments Project, Series 1999B
   (U.S. Bank, National Association),
   2.95%, 10-1-01 ........................      $250  $   250,000
   Brittany Park Project, Series 1996B
   (U.S. Bank of Washington, National Association),
   3.15%, 10-4-01 ........................       100      100,000
                                                      -----------
                                                        1,350,000
                                                      -----------


TOTAL MUNICIPAL OBLIGATIONS - 27.76%                  $ 4,985,762
 (Cost: $4,985,762)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   4.875%, 1-22-02 .......................       500      499,409
   6.4%, 3-13-02 .........................       250      252,289
   4.3%, 5-21-02 .........................       250      250,000
 Federal Home Loan Mortgage Corporation:
   4.1%, 5-16-02 .........................       100      100,000
   4.1%, 5-23-02 .........................       400      400,000
 Federal National Mortgage Association,
   3.08%, 10-1-01 ........................       500      500,000
 United States Treasury Bill,
   2.33%, 12-20-01 .......................       500      497,411

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.92%    $ 2,499,109
 (Cost: $2,499,109)

TOTAL INVESTMENT SECURITIES - 100.17%                 $17,993,260
 (Cost: $17,993,260)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.17%)       (29,841)

NET ASSETS - 100.00%                                  $17,963,419

               See Notes to Schedule of Investments on page 110.

THE INVESTMENTS OF MONEY MARKET FUND
     September 30, 2001


Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MONEY MARKET FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $17,993
 Cash .....................................................         23
 Receivables
   Interest.................................................        70
   Fund shares sold ........................................        35
                                                               -------
    Total assets ..........................................     18,121
                                                               -------
LIABILITIES
 Payable to Fund shareholders .............................        146
 Dividends payable ........................................          2
 Accrued accounting services fee (Note 2)..................          1
 Accrued transfer agency and dividend disbursing (Note 2)..          1
 Other ....................................................          8
                                                               -------
    Total liabilities .....................................        158
                                                               -------
      Total net assets .....................................   $17,963
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $   180
   Additional paid-in capital...............................    17,783
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $17,963
                                                               =======
Net asset value, redemption and offering price
 per share:
 Class A ..................................................     $1.00
 Class B ..................................................     $1.00
 Class C ..................................................     $1.00
Capital shares outstanding:
 Class A ..................................................     4,907
 Class B ..................................................       857
 Class C ..................................................    12,199
Capital shares authorized ..................................  400,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MONEY MARKET FUND

For the Six Months Ended September 30, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................      $304
                                                                  ----
 Expenses (Note 2):
   Registration fees .......................................        39
   Distribution fee:
    Class A................................................        ---
    Class B................................................          1
    Class C................................................         31
   Investment management fee ...............................        27
   Service fee:
    Class A................................................        ---
    Class B................................................          1
    Class C................................................         10
   Transfer agency and dividend disbursing:
    Class A................................................          3
    Class B................................................          1
    Class C................................................          5
   Accounting services fee .................................         6
   Audit fee ...............................................         5
   Custodian fees ..........................................         4
   Legal fees ..............................................         1
   Other ...................................................         5
                                                                  ----
    Total..................................................        139
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2)..................        (27)
                                                                  ----
       Total expenses......................................        112
                                                                  ----
         Net investment income .............................       192
                                                                  ----
          Net increase in net assets resulting from
            operations .....................................      $192
                                                                  ====

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET FUND
 (In Thousands)

                                                    For the fiscal
                                                      period from
                                         For the six    June 30,
                                        months ended 2000* through
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE IN NET ASSETS
 Operations:
   Net investment income .................   $   192     $   257
                                             -------     -------
    Net increase in net assets resulting
      from operations ....................       192         257
                                             -------     -------
 Distributions to shareholders from
   net investment income (Note 1E):**
   Class A ...............................       (86)       (154)
   Class B ...............................        (5)         (6)
   Class C ...............................      (101)        (97)
                                             -------     -------
                                                (192)       (257)
                                             -------     -------
 Capital share transactions (Note 5) ....      2,761      12,202
                                             -------     -------
   Total increase ........................     2,761      12,202
NET ASSETS
 Beginning of period ....................     15,202       3,000
                                             -------     -------
 End of period ..........................     17,963     $15,202
                                             =======     =======
 Undistributed net investment income ....       $---        $---
                                                ====        ====

 *Commencement of operations
**See "Financial Highlights" on pages 114 - 116.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months       6-30-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       -------
Net asset value,
 beginning of period ..........      $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0171         0.0413
Less dividends declared ........     (0.0171)       (0.0413)
                                     -------        -------
Net asset value,
 end of period ................      $1.00          $1.00
                                     =======        =======
Total return ...................      1.80%          4.11%
Net assets, end of period (in
 millions) ....................        $5             $5
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       1.00%**        0.92%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       3.42%**        5.49%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       1.25%**        1.18%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       3.18%**        5.23%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months       7-12-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0110         0.0299
Less dividends declared ........     (0.0110)       (0.0299)
                                     -------        -------
Net asset value,
 end of period ................      $1.00          $1.00
                                     =======        =======
Total return ...................      1.17%          2.97%
Net assets, end of period (000
 omitted) .....................      $857             $431
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.20%**        2.29%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       2.18%**        4.05%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.74%**        2.94%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       1.64%**        3.41%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months        7-3-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0120         0.0332
Less dividends declared ........     (0.0120)       (0.0332)
                                     -------        -------
Net asset value,
 end of period ................      $1.00          $1.00
                                     =======        =======
Total return ...................      1.25%          3.32%
Net assets, end of period (in
 millions) ....................       $12         $10
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.00%**        1.98%**
Ratio of net investment income to
 average net assets including
 voluntary expense waiver .....       2.45%**        4.34%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       2.48%**        2.54%**
Ratio of net investment income to
 average net assets excluding
 voluntary expense waiver .....       1.96%**        3.78%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
-----------------------------------------------------------------
Municipal Bond Fund

                                GOAL:  To seek income which is not subject to
                                        Federal income tax.  (Income may be
                                        subject to state and local taxes, and a
                                        significant portion may be subject to
                                        the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1992

Scheduled Dividend Frequency
Monthly

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Dividends paid                    $0.19
                                  =====

Net asset value on
    9-30-01                      $10.78
    3-31-01                       10.52
                                 ------
Change per share                 $ 0.26
                                 ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01       5.36%    10.04%          4.41%          8.41%
 5-year period
  ended 9-30-01         ---       ---            ---            ---
10-year period
  ended 9-30-01         ---       ---            ---            ---
Since inception
  of Class (F)         4.49%     8.94%          4.23%          7.70%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)9-15-00 for Class A shares and 8-8-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-01        9.03%     9.72%
 5-year period
  ended 9-30-01        4.62%      ---
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)         5.34%     3.09%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-21-92 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

Portfolio Highlights

On September 30, 2001, Municipal Bond Fund had net assets totaling $27,341,164 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

  $21.55 Hospital Revenue Bonds
   13.24 Other Municipal Bonds
   10.61 Education Revenue Bonds
    8.76 Housing Revenue Bonds
    8.74 Cash and Cash Equivalents and Futures
    8.32 Special Tax Bonds
    6.57 Lifecare/Nursing Centers Revenue Bonds
    5.70 Airport Revenue Bonds
    5.09 Industrial Revenue Bonds
    3.96 Sales Revenue Bonds
    3.83 Water and Sewer Revenue Bonds
    3.63 Resource Recovery Revenue Bonds

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL BONDS
Arizona - 1.02%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District, Improvement Bonds,
   6.1%, 1-1-13 ..........................    $  270  $   279,787
                                                      -----------

Arkansas - 1.60%
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-13 .........................       400      438,000
                                                      -----------

Colorado - 10.57%
 City of Aspen, Colorado, Sales Tax Revenue Bonds,
   Series 1999,
   5.25%, 11-1-15 ........................     1,050    1,082,812
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-27 .........................     1,000      910,000
 Colorado Health Facilities Authority, Hospital
   Revenue Bonds (Steamboat Springs Health Care
   Association Project), Series 1997,
   5.75%, 9-15-22 ........................     1,000      897,500
                                                      -----------
                                                        2,890,312
                                                      -----------

District of Columbia - 0.91%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-10 .......................       250      250,000
                                                      -----------


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL BONDS (Continued)
Illinois - 8.06%
 Village of Bedford Park, Cook County, Illinois,
   Water Revenue Bonds, Series 2000A,
   6.0%, 12-15-12 ........................    $  955 $  1,045,725
 Bloomington-Normal Airport Authority of McLean
   County, Illinois, Central Illinois Regional
   Airport, Passenger Facility Charge Revenue
   Bonds, Series 2001,
   6.05%, 12-15-19 .......................       645      604,688
 School District Number 116, Champaign County,
   Illinois (Urbana), General Obligation School
   Building Bonds, Series 1999C,
   0.0%, 1-1-11 ..........................       850      553,562
                                                      -----------
                                                        2,203,975
                                                      -----------
Indiana - 5.28%
 Dyer (Indiana) Redevelopment Authority,
   Economic Development Lease Rental Bonds,
   Series 1999,
   6.5%, 1-15-24 .........................     1,000    1,038,750
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-16 (A) .....................       400      405,500
                                                      -----------
                                                        1,444,250
                                                      -----------

Iowa - 1.27%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-13 ..........................       340      346,800
                                                      -----------

               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
MUNICIPAL BONDS (Continued)
Kansas - 2.01%
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   2001 Series A-1 (AMT),
   5.25%, 12-1-32 ........................    $  500  $   548,750
                                                      -----------

Maryland - 4.10%
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-22 (A) ...................       650      653,250
 Maryland Health and Higher Educational
   Facilities Authority, Project and
   Refunding Revenue Bonds, Doctors Community
   Hospital Issue, Series 1993,
   5.75%, 7-1-13 .........................       500      468,125
                                                      -----------
                                                        1,121,375
                                                      -----------

Massachusetts - 3.63%
 Massachusetts Industrial Finance Agency,
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project), Series 1998A,
   5.5%, 12-1-13 .........................     1,000      992,500
                                                      -----------

Minnesota - 7.19%
 City of Victoria, Minnesota, Private School Facility
   Revenue Bonds (Holy Family Catholic High School
   Project), Series 1999A,
   5.6%, 9-1-19 ..........................     1,500    1,464,375
 City of Perham, Minnesota, General Obligation
   Disposal System Revenue Bonds, Series 2001,
   6.0%, 5-1-22 ..........................       500      501,250
                                                      -----------
                                                        1,965,625
                                                      -----------

               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL BONDS (Continued)
Missouri - 7.23%
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital
   Association), Series 1998,
   5.3%, 5-15-18 .........................    $  860  $   797,650
 Tax Increment Financing Commission of Kansas City,
   Missouri, Tax Increment Revenue Bond Anticipation
   Bonds (Briarcliff West Project), Series 2001A,
   6.75%, 4-1-02 .........................       705      705,106
 Health and Educational Facilities Authority
   of the State of Missouri, Educational Facilities
   Revenue Bonds (Southwest Baptist University
   Project), Series 1998,
   5.375%, 10-1-23 .......................       500      475,000
                                                      -----------
                                                        1,977,756
                                                      -----------

Nebraska - 2.04%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2,
   Series A-5A,
   6.2%, 6-1-13 ..........................       500      556,250
                                                      -----------

New Mexico - 3.69%
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998:
   4.85%, 6-1-08 .........................       750      704,062
   5.375%, 6-1-18 ........................       355      303,969
                                                      -----------
                                                        1,008,031
                                                      -----------


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL BONDS (Continued)
Oklahoma - 3.90%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-26 .........................    $  770  $   829,675
 Tulsa Public Facilities Authority (Oklahoma),
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-14 (A) ......................       200      237,000
                                                      -----------
                                                        1,066,675
                                                      -----------

Pennsylvania - 6.57%
 Montgomery County Industrial Development
   Authority, Retirement Community Revenue Bonds
   (Adult Communities Total Services, Inc.
   Obligated Group), Series 1996B,
   5.625%, 11-15-12 ......................     1,750    1,795,938
                                                      -----------


Rhode Island - 3.94%
 Rhode Island Health and Educational Building
   Corporation, Hospital Financing Revenue Bonds,
   St. Joseph Health Services of Rhode Island
   Issue, Series 1999,

   5.4%, 10-1-09 .........................     1,100    1,076,625
                                                     ------------

South Carolina - 1.94%
 Tobacco Settlement Revenue Management Authority,
   Tobacco Settlement Asset-Backed Bonds,
   Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................       500      530,625
                                                      -----------


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL BONDS (Continued)
Texas - 9.90%
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1997 Series D (AMT) TEAMS Structure,
   5.7%, 9-1-29 ..........................    $1,000  $ 1,016,250
 Lufkin Health Facilities Development Corporation,
   Health System Revenue and Refunding Bonds (Memorial
   Health System of East Texas), Series 1995,
   6.875%, 2-15-26 (A) ...................       750      734,063
 Dallas-Fort Worth International Airport, Facility
   Improvement Corporation, American Airlines,
   Inc., Revenue Refunding Bonds, Series 2000B,
   6.05%, 5-1-29 .........................       500      486,250
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds, Series 1991
   (American Airlines, Inc. Project),
   7.0%, 12-1-11 .........................       500      468,750
                                                      -----------
                                                        2,705,313
                                                      -----------

Utah - 3.49%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-26 .........................     1,000      953,750
                                                      -----------

Wyoming - 2.92%
 Wyoming Student Loan Corporation, Student Loan
   Revenue Refunding Bonds, Series 1999A (Non-AMT),
   6.2%, 6-1-24 ..........................       750      797,813
                                                      -----------

TOTAL MUNICIPAL BONDS - 91.26%                        $24,950,150
 (Cost: $24,774,300)


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 1.40%
 du Pont (E.I.) de Nemours and Company,
   2.29395%, Master Note .................      $382  $   382,000
                                                      -----------

 Food and Kindred Products - 3.58%
 General Mills, Inc.,
   2.8163%, Master Note ..................       979      979,000
                                                      -----------

 Nondepository Institutions - 0.65%
 PACCAR Financial Corp.,
   2.5363%, Master Note ................         178      178,000
                                                      -----------

Total Commercial Paper - 5.63%                          1,539,000

Municipal Obligations
 Colorado - 1.46%
 Colorado Agricultural Development Authority,
 Adjustable Rate Industrial Development Revenue Bonds
 (Royal Crest Dairy, Inc. Project), Series 1998
 (UMB Bank Colorado),
 3.05%, 10-3-01 .........................       400      400,000
                                                      -----------

 Texas - 1.83%
 Bexar County Housing Finance Corporation, Multifamily
   Housing Revenue Bonds (Mitchell Village Apartments
   Project), Series 2000A-1 (Fannie Mae),
   2.2%, 10-3-01 .........................       500      500,000
                                                      -----------


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligations (Continued)
 Washington - 1.46%
 Washington Health Care Facilities Authority,
   Variable Rate Demand Revenue Bonds (Fred
   Hutchinson Cancer Research Center, Seattle),
   Series 1991B (Morgan Guaranty Trust Company
   of New York),
   2.65%, 10-1-01 ........................      $400  $   400,000
                                                      -----------

Total Municipal Obligations - 4.75%                     1,300,000

TOTAL SHORT-TERM SECURITIES - 10.38%                  $ 2,839,000
 (Cost: $2,839,000)

TOTAL INVESTMENT SECURITIES - 101.64%                 $27,789,150
 (Cost: $27,613,300)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.64%)      (447,986)

NET ASSETS - 100.00%                                  $27,341,164


               See Notes to Schedule of Investments on page 125.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2001


Notes to Schedule of Investments

(A) These securities serve as collateral for the following open futures contracts at September 30, 2001:

                  Number of    Expiration        Market
Type              Contracts       Date           Value
------           ----------    ---------       ---------
Treasury
Bond                  8         12-19-01        $844,000

Municipal
Bond Index            7         12-19-01         743,094
                                              ----------
                                              $1,587,094
                                              ==========

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL BOND FUND
September 30, 2001
(In Thousands, Except for Per Share and Share Amounts)


ASSETS
 Investment securities--at value (Notes 1 and 3)...........    $27,789
 Receivables:
   Interest.................................................       451
   Fund shares sold ........................................        11
                                                               -------
    Total assets ..........................................     28,251
                                                               -------
LIABILITIES
 Payable for investment securities purchased ..............        703
 Payable to Fund shareholders .............................        174
 Dividends payable ........................................          7
 Accrued transfer agency and dividend disbursing (Note 2)..          5
 Variation margin payable .................................          3
 Accrued accounting services fee (Note 2)..................          2
 Accrued distribution fee (Note 2).........................          2
 Accrued management fee (Note 2)...........................          1
 Accrued service fee (Note 2)..............................          1
 Other ....................................................         12
                                                               -------
    Total liabilities .....................................        910
                                                               -------
      Total net assets .....................................   $27,341
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $     25
   Additional paid-in capital...............................    27,988
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized loss
    on investments ........................................       (853)
   Net unrealized appreciation in value of securities ......       176
   Net unrealized appreciation in value of open
    futures contracts......................................          5
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $27,341
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A ..................................................    $10.78
 Class B ..................................................    $10.78
 Class C ..................................................    $10.78
 Class Y ..................................................    $10.78
Capital shares outstanding:
 Class A ..................................................   132,258
 Class B ..................................................     5,169
 Class C .................................................. 2,397,916
 Class Y ..................................................       201
Capital shares authorized .................................200,000,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL BOND FUND
For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  768
                                                                ------
 Expenses (Note 2):
   Distribution fee:
    Class A................................................        ---*
    Class B................................................        ---*
    Class C................................................         96
    Class Y................................................        ---*
   Investment management fee ...............................        71
   Service fee:
    Class A................................................          2
    Class B................................................        ---*
    Class C................................................         32
   Registration fees .......................................        32
   Transfer agency and dividend disbursing:
    Class A................................................        ---*
    Class B................................................        ---*
    Class C................................................         28
   Accounting services fee .................................        12
   Audit fees ..............................................         8
   Custodian fees ..........................................         1
   Shareholder servicing - Class Y .........................        ---*
   Other ...................................................        11
                                                                ------
    Total expenses ........................................        293
                                                                ------
      Net investment income ................................       475
                                                                ------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities ..........................        (91)
 Realized net loss on futures contracts closed.............        (83)
                                                                ------
   Realized net loss on investments ........................      (174)
                                                                ------
 Unrealized appreciation in value of securities
   during the period .......................................       845
 Unrealized depreciation in value of open futures contracts
   during the period .......................................        (6)
                                                                ------
   Unrealized appreciation in value of investments
    during the period......................................        839
                                                                ------
    Net gain on investments................................        665
                                                                ------
      Net increase in net assets resulting from operations .    $1,140
                                                                ======
*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND
(In Thousands)
                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income  ................   $   475     $ 1,047
   Realized net loss on investments ......      (174)       (600)
   Unrealized appreciation ...............       839       1,634
                                             -------     -------
    Net increase in net assets
      resulting from operations ..........     1,140       2,081
                                             -------     -------
 Distributions to shareholders from (Note 1E):*
   Net investment income:
    Class A..............................        (28)        (16)
    Class B..............................         (1)         (1)
    Class C .............................       (446)     (1,030)
    Class Y .............................        ---**       ---**
                                             -------     -------
                                                (475)     (1,047)
                                             -------     -------
 Capital share transactions (Note 5) ....       (342)     (2,379)
                                             -------     -------
   Total increase (decrease) .............       323      (1,345)
NET ASSETS
 Beginning of period ....................     27,018      28,363
                                             -------     -------
 End of period ..........................    $27,341     $27,018
                                             =======     =======
 Undistributed net investment income ....       $---        $---
                                                ====        ====
 *See "Financial Highlights" on pages 129 - 132.
**Not shown due to rounding.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                   For the         period
                      six             from
                    months        9-15-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $10.52         $10.33
                     ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.23           0.26
 Net realized and
   unrealized gain
   on investments ..   0.26           0.19
                     ------         ------
Total from investment
 operations .......    0.49           0.45
                     ------         ------
Less distributions:
 Declared from net
   investment
   income ..........  (0.23)         (0.26)
 From capital gains   (0.00)         (0.00)
                     ------         ------
Total distributions   (0.23)         (0.26)
                     ------         ------
Net asset value,
 end of period ....  $10.78         $10.52
                     ======         ======
Total return** .....   4.80%          4.32%
Net assets, end of
 period (in
 millions) ........     $1             $1
Ratio of expenses
 to average net
 assets ...........    1.27%***       1.21%***
Ratio of net investment
 income to average
 net assets .......    4.42%***       4.69%***
Portfolio turnover
 rate .............    9.88%         34.78%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:


                                   For the
                    For the         period
                        six           from
                     months        8-8-00*
                      ended             to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $10.52         $10.26
                     ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.16           0.22
 Net realized and
   unrealized gain
   on investments ..   0.26           0.26
                     ------         ------
Total from investment
 operations .......    0.42           0.48
                     ------         ------
Less distributions:
 Declared from net
   investment
   income ..........  (0.16)         (0.22)
 From capital gains   (0.00)         (0.00)
                     ------         ------
Total distributions   (0.16)         (0.22)
                     ------         ------
Net asset value,
 end of period ....  $10.78         $10.52
                     ======         ======
Total return .......   4.02%          4.66%
Net assets, end of
 period (000
 omitted) .........    $56            $37
Ratio of expenses
 to average net
 assets ...........    2.74%**        2.82%**
Ratio of net investment
 income to average
 net assets .......    2.95%**        3.11%**
Portfolio turnover
 rate .............    9.88%         34.78%***
  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                      six
                     months   For the fiscal year ended March 31,
                     ended  ------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........  $10.52 $10.11 $11.24 $11.45 $10.74 $10.63
                     ------ ------ ------ ------ ------ ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.18   0.40   0.42   0.42   0.44   0.45
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.26   0.41  (1.11)  0.10   0.71   0.11
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......    0.44   0.81  (0.69)  0.52   1.15   0.56
                     ------ ------ ------ ------ ------ ------
Less distributions:
 Declared from net
   investment income  (0.18) (0.40) (0.42) (0.42) (0.44) (0.45)
 From capital gains   (0.00) (0.00) (0.02) (0.31) (0.00) (0.00)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.18) (0.40) (0.44) (0.73) (0.44) (0.45)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $10.78 $10.52 $10.11 $11.24 $11.45 $10.74
                     ====== ====== ====== ====== ====== ======
Total return .......   4.30%  8.22% -6.21%  4.64% 10.89%  5.32%
Net assets, end of
 period (in
 millions) ........    $26    $26    $28    $43    $40    $37
Ratio of expenses
 to average net
 assets ...........    2.22%* 2.13%  1.98%  1.88%  1.89%  1.92%
Ratio of net investment
 income to average
 net assets .......    3.48%* 3.94%  3.94%  3.68%  3.94%  4.18%
Portfolio turnover
 rate .............    9.88% 34.78% 16.95% 41.53% 27.86% 34.72%

 (A) See Note 5.
 *Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                    For the    For the    period    ForFor the
                       sixfiscal year ended from     the fiscal
                     months   March 31, 12-30-98**period   year
                     ended----------------   to   ended  ended
                    9-30-01   2001  2000 3-31-996-23-97*3-31-97
                   --------------- ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........  $10.52 $10.11 $11.24 $11.58 $10.74 $10.63
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment
   income...........   0.22   0.47   0.48   0.13   0.10   0.52
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.26   0.41  (1.11) (0.03)  0.29   0.11
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......    0.48   0.88  (0.63)  0.10   0.39   0.63
                     ------ ------ ------ ------ ------ ------
Less distributions:
 Declared from net
   investment income  (0.22) (0.47) (0.48) (0.13) (0.10) (0.52)
 From capital gains   (0.00) (0.00) (0.02) (0.31) (0.00) (0.00)
                     ------ ------ ------ ------ ------ ------
Total distributions   (0.22) (0.47) (0.50) (0.44) (0.10) (0.52)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $10.78 $10.52 $10.11 $11.24 $11.03 $10.74
                     ====== ====== ====== ====== ====== ======
Total return .......   4.62%  9.04% -5.69%  0.80%  3.22%  5.96%
Net assets, end of
 period (000
 omitted)..........     $2     $2     $2     $2     $0     $1
Ratio of expenses
 to average net
 assets ...........    1.60%***1.47% 1.40%  1.00%***4.95%***1.28%
Ratio of net investment
 income to average
 net assets .......    4.14%***4.61% 4.52%  4.40%***4.12%***4.83%
Portfolio turnover
 rate .............    9.88%  34.78%16.95% 41.53%***27.86%***34.72%

  *All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
 **Recommencement of operations.
***Annualized.

                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
------------------------------------------------------------------------
Science and Technology Fund

                                GOAL:  To seek long-term capital growth.

Strategy
Invests primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies have products, processes or services that are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

Founded
1997

Scheduled Dividend Frequency
Annually (December)


Performance Summary -- Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Net asset value on
    9-30-01                     $16.42
    3-31-01                      17.83
                                ------
Change per share                $(1.41)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ---------
 1-year period
  ended 9-30-01      -40.52%   -36.90%        -39.33%        -37.45%
 5-year period
  ended 9-30-01      ---       ---            ---            ---
10-year period
  ended 9-30-01      ---       ---            ---            ---
Since inception
  of Class (F)       -34.36%   -31.16%        -33.40%        -31.74%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-3-00 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period            Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-01      -37.24%   -36.64%
 5-year period
  ended 9-30-01         ---       ---
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class (D)        20.73%    20.14%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)7-31-97 for Class C shares and 6-9-98 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

Portfolio Highlights

On September 30, 2001, Science and Technology Fund had net assets totaling $125,113,782 invested in a diversified portfolio of:

   79.64% Common Stocks
   20.36% Cash and Cash Equivalents and Options


As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $39.79 Manufacturing Stocks
  20.36 Cash and Cash Equivalents and Options
  14.98 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
  14.28 Services Stocks
   6.21 Mining Stocks
   4.09 Finance, Insurance and Real Estate Stocks
   0.29 Miscellaneous Investing Institutions Stocks

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS
Business Services - 5.99%
 AOL Time Warner Inc.* ..................    64,400  $  2,131,640
 Acxiom Corporation* ....................    46,500       437,333
 Cerner Corporation* ....................     3,100       153,264
 Edwards (J. D.) & Company* .............    90,700       651,226
 Getty Images, Inc.* ....................    72,000       793,800
 Iona Technologies plc, ADR* ............    19,800       153,252
 Mercury Interactive Corporation* .......    31,000       590,085
 Micromuse Inc.* ........................    57,900       327,714
 NetIQ Corporation (A)* .................    39,500       898,230
 PeopleSoft, Inc.* ......................    31,300       563,869
 Veritas Software Corp. (A)* ............    43,000       792,705
                                                     ------------
                                                        7,493,118
                                                     ------------

Cable and Other Pay Television Services - 3.57%
 Adelphia Communications Corporation,
   Class A* ..............................   45,900     1,019,209
 Cox Communications, Inc., Class A* .....    82,700     3,452,725
                                                     ------------
                                                        4,471,934
                                                     ------------

Chemicals and Allied Products - 23.44%
 American Home Products Corporation .....    43,100     2,510,575
 Biogen, Inc. (A)* ......................    72,800     4,043,676
 Bristol-Myers Squibb Company ...........    84,000     4,667,040
 Forest Laboratories, Inc. (A)* .........    59,100     4,263,474
 Genentech, Inc. (A)* ...................    19,200       844,800
 IVAX Corporation* ......................    67,700     1,500,909
 Johnson & Johnson ......................    49,800     2,758,920
 Noven Pharmaceuticals, Inc.* ...........    38,200       684,353
 Pfizer Inc. ............................    75,000     3,007,500
 Pharmacyclics, Inc.* ...................    50,500       896,375
 QLT Inc.* ..............................    52,500       809,550
 Schering-Plough Corporation ............    52,000     1,929,200
 Transkaryotic Therapies, Inc.* .........    52,250     1,415,975
                                                     ------------
                                                       29,332,347
                                                     ------------

               See Notes to Schedule of Investments on page 140.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Communication - 11.41%
 Research In Motion Limited (A)* ........   156,700  $  2,521,303
 Sprint Corporation - FON Group .........   167,900     4,031,279
 Sprint Corporation - PCS Group (A)* ....   108,200     2,844,578
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................  181,100       631,134
 Vodafone Group Plc, ADR ................    78,500     1,723,860
 USA Networks, Inc.* ....................   140,000     2,517,200
                                                     ------------
                                                       14,269,354
                                                     ------------

Depository Institutions - 4.09%
 Concord EFS, Inc. (A)* .................    93,000     4,556,070
 Euronet Worldwide, Inc.* ...............    50,300       556,569
                                                     ------------
                                                        5,112,639
                                                     ------------

Educational Services - 1.48%
 Edison Schools Inc.* ...................   122,400     1,848,852
                                                     ------------

Electronic and Other Electric Equipment - 4.69%
 Agere Systems Inc.* ....................   260,600     1,076,278
 LSI Logic Corporation* .................    59,300       696,775
 Lattice Semiconductor Corporation (A)* .    52,600       822,664
 McData Corporation, Class A* ...........    72,665       609,660
 Micron Technology, Inc. (A)* ...........    37,300       702,359
 Nortel Networks Corporation ............    81,320       456,205
 QUALCOMM Incorporated (A)* .............    19,800       941,094
 Sony Corporation, ADR ..................    16,800       557,760
                                                     ------------
                                                        5,862,795
                                                     ------------

Engineering and Management Services - 4.28%
 Gene Logic Inc.* .......................    40,000       526,600
 ICOS Corporation* ......................    42,900     2,112,825
 Incyte Pharmaceuticals, Inc.* ..........    45,000       615,375

               See Notes to Schedule of Investments on page 140.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Engineering and Management Services (Continued)
 KPMG Consulting, Inc.* .................    26,300  $    284,040
 Paychex, Inc. ..........................    57,600     1,815,264
                                                      -----------
                                                        5,354,104
                                                      -----------

Health Services - 2.53%
 Health Management Associates, Inc., Class A*32,500       674,700
 Tenet Healthcare Corporation* ..........    41,800     2,493,370
                                                      -----------
                                                        3,168,070
                                                      -----------

Holding and Other Investment Offices - 0.29%
 IGEN International, Inc. (A)* ..........    13,400       368,701
                                                      -----------

Industrial Machinery and Equipment - 5.29%
 Baker Hughes Incorporated ..............    39,700     1,149,315
 Cisco Systems, Inc.* ...................    95,000     1,156,625
 Cooper Cameron Corporation* ............    13,600       446,080
 Hewlett-Packard Company ................    56,500       909,650
 Pall Corporation .......................    32,100       624,345
 RSA Security Inc.* .....................    51,400       691,587
 Symbol Technologies, Inc. ..............   156,275     1,639,325
                                                      -----------
                                                        6,616,927
                                                      -----------

Instruments and Related Products - 6.11%
 Applera Corporation-Celera Genomics
   Group* ................................   12,000       289,200
 Beckman Coulter, Inc. ..................    17,200       761,100
 Boston Scientific Corporation* .........    61,600     1,262,800
 Garmin Ltd.* ...........................    25,800       416,799
 Guidant Corporation* ...................   127,750     4,918,375
                                                     ------------
                                                        7,648,274
                                                     ------------

               See Notes to Schedule of Investments on page 140.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 6.21%
 Apache Corporation .....................    65,500  $  2,816,500
 Burlington Resources Incorporated ......    35,809     1,225,026
 Noble Affiliates, Inc. .................    50,800     1,574,292
 Phillips Petroleum Company .............    14,400       776,736
 Unocal Corporation .....................    42,200     1,371,500
                                                     ------------
                                                        7,764,054
                                                     ------------

Primary Metal Industries - 0.26%
 Lone Star Technologies, Inc.* ..........    26,700       331,080
                                                     ------------

TOTAL COMMON STOCKS - 79.64%                         $ 99,642,249
 (Cost: $123,729,876)

                                           Number of
                                           Contracts

OPTIONS
Biogen, Inc., October 55 Put Options .....      430       103,200
Micron Technology, Inc., October 35
 Put Options ............................       373       607,990
Research In Motion Limited, October 20
 Put Options ............................       104        44,881
Sprint Corporation - PCS Group,
 November 22.5 Put Options ..............     1,082        89,590

TOTAL OPTIONS - 0.68%                                $    845,661
 (Cost: $486,148)




               See Notes to Schedule of Investments on page 140.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES
Chemicals and Allied Products - 1.34%
 du Pont (E.I.) de Nemours and Company,
   2.29395%, Master Note .................    $1,679 $  1,679,000
                                                     ------------

Communication - 3.99%
 BellSouth Corporation,
   3.45%, 10-12-01 .......................     5,000    4,994,729
                                                     ------------

Depository Institutions - 4.00%
 Barclays U.S. Funding Corp.,
   3.48%, 10-2-01 ........................     5,000    4,999,517
                                                     ------------

Food and Kindred Products - 1.77%
 General Mills, Inc.,
   2.8163%, Master Note ..................     2,209    2,209,000
                                                      -----------

General Merchandise Stores - 2.72%
 Wal-Mart Stores, Inc.,
   2.15%, 10-2-01 ........................     3,400    3,399,797
                                                     ------------

Instruments and Related Products - 3.19%
 Emerson Electric Co.,
   2.42%, 10-12-01 .......................     4,000    3,997,042
                                                     ------------

Nondepository Institutions - 4.57%
 PACCAR Financial Corp.,
   2.5363%, Master Note ..................     5,718    5,718,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 21.58%                 $ 26,997,085
 (Cost: $26,997,085)

               See Notes to Schedule of Investments on page 140.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 101.90%                $127,484,995
 (Cost: $151,213,109)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.90%)    (2,371,213)

NET ASSETS - 100.00%                                 $125,113,782


Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security serves as cover for the following written call options outstanding at September 30, 2001. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
--------------------------------------------------------------------
Biogen, Inc.                430    Jan./60     $  176,764 $  189,200
Concord EFS, Inc.           930    Dec./55        183,204    148,800
Forest Laboratories, Inc.   591    Jan./75        158,683    259,449
Genentech, Inc.             192    Dec./45         91,581     82,560
IGEN International, Inc.     24    Oct./30          2,328      3,000
IGEN International, Inc.     31    Dec./30          7,347     10,540
Lattice Semiconductor
  Corporation               526    Dec./25         90,757     18,410
Micron Technology, Inc.     373    Jan./22.5       57,815     70,963
Micron Technology, Inc.     373    Oct./40         89,622      3,730
NetIQ Corporation           395    Jan./30         73,862     92,825
QUALCOMM Incorporated       198    Jan./65         41,975     37,620
Research In Motion Limited  339    Oct./22.5      109,700      5,709
Sprint Corporation -
  PCS Group               1,082    Nov./25        195,018    334,726
Veritas Software Corp.      430    Nov./40         94,158      4,300
                                                --------------------
                                                $1,372,814$1,261,832
                                                ====================

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SCIENCE AND TECHNOLOGY FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)...........   $127,485
 Cash  ....................................................          1
 Receivables:
   Fund shares sold ........................................       236
   Investment securities sold...............................       115
   Dividends and interest...................................        36
                                                              --------
    Total assets ..........................................    127,873
                                                              --------
LIABILITIES
 Outstanding call options at market (Note 6) ..............      1,262
 Payable for investment securities purchased...............        974
 Payable to Fund shareholders .............................        436
 Accrued transfer agency and dividend disbursing (Note 2)..         50
 Accrued management fee (Note 2)...........................          9
 Accrued distribution fee (Note 2).........................          7
 Accrued accounting services fee (Note 2)..................          4
 Accrued service fee (Note 2)..............................          2
 Other ....................................................         15
                                                              --------
    Total liabilities .....................................      2,759
                                                              --------
      Total net assets .....................................  $125,114
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $     76
   Additional paid-in capital...............................   168,670
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss ...........      (843)
   Accumulated undistributed net realized loss
    on investment transactions ............................    (19,172)
   Net unrealized depreciation in value of securities ......   (24,088)
   Net unrealized appreciation in value of written
    call options ..........................................        111
   Net unrealized appreciation in value of purchased
    put options ...........................................        360
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $125,114
Net asset value per share (net assets divided by              ========
 shares outstanding):
 Class A ..................................................    $16.56
 Class B ..................................................    $16.37
 Class C ..................................................    $16.42
 Class Y ..................................................    $16.86
Capital shares outstanding:
 Class A ..................................................       415
 Class B ..................................................       210
 Class C ..................................................     6,861
 Class Y ..................................................       126
Capital shares authorized ..................................  400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SCIENCE AND TECHNOLOGY FUND
For the Six Months Ended September 30, 2001
(In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ............................... $     708
   Dividends (net of foreign withholding taxes of $4) ......       241
                                                             ---------
    Total income ..........................................        949
 Expenses (Note 2):                                          ---------
   Investment management fee ...............................       631
   Distribution fee:
    Class A................................................        ---*
    Class B................................................         14
    Class C................................................        510
    Class Y................................................          2
   Transfer agency and dividend disbursing:
    Class A................................................         20
    Class B................................................         14
    Class C................................................        299
   Service fee:
    Class A................................................          9
    Class B................................................          5
    Class C................................................        170
   Accounting services fee .................................        24
   Custodian fees ..........................................        10
   Audit fees ..............................................         8
   Shareholder servicing - Class Y .........................         2
   Legal fees ..............................................         1
   Other ...................................................        72
                                                             ---------
    Total expenses ........................................      1,791
                                                             ---------
      Net investment loss ..................................      (842)
                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities...........................    (17,964)
 Realized net loss on written call options ................       (143)
 Realized net gain on purchased put options ...............        142
                                                              --------
   Realized net loss on investments ........................   (17,965)
                                                              --------
 Unrealized appreciation in value of securities
   during the period .......................................     7,660
 Unrealized appreciation in value of written
   call options during the period ..........................        12
 Unrealized appreciation in value of purchased
   put options during the period............................       360
                                                              --------
   Unrealized appreciation in value of investments
    during the period......................................      8,032
                                                             ---------
    Net loss on investments................................     (9,933)
      Net decrease in net assets resulting                   ---------
       from operations ....................................   $(10,775)
                                                             =========
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SCIENCE AND TECHNOLOGY FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ................... $    (842)   $   (864)
   Realized net gain (loss) on
    investments .........................    (17,965)     42,562
   Unrealized appreciation (depreciation)      8,032    (176,877)
                                            --------    --------
    Net decrease in net assets
      resulting from operations ..........   (10,775)   (135,179)
                                            --------    --------
 Distributions to shareholders from
   realized net gain on investment
   transactions (Note 1E):*
   Class A................................       ---      (1,046)
   Class B................................       ---        (736)
   Class C ...............................       ---     (46,068)
   Class Y ...............................       ---        (361)
                                            --------    --------
                                                 ---     (48,211)
                                            --------    --------
 Capital share transactions (Note 5) ....     (8,356)     42,654
                                            --------    --------
   Total decrease.........................   (19,131)   (140,736)
NET ASSETS
 Beginning of period ....................    144,245     284,981
                                            --------    --------
 End of period ..........................   $125,114    $144,245
                                            ========    ========
 Undistributed net investment loss             $(843)        $(1)
                                               =====        ====

*See "Financial Highlights" on pages 144 - 147.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                   For the
                   For the         period
                      six             from
                    months        7-3-00*
                     ended              to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period $17.93         $34.91
                     ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.08)          0.02
 Net realized and
   unrealized loss
   on investments ..  (1.29)         (9.35)
                     ------         ------
Total from investment
 operations .......   (1.37)         (9.33)
                     ------         ------
Less distributions
 from capital gains   (0.00)         (7.65)
                     ------         ------
Net asset value,
 end of period ....  $16.56         $17.93
                     ======         ======
Total return** .....  -7.64%        -31.95%
Net assets, end of
 period (in
 millions) ........     $7             $6
Ratio of expenses
 to average net
 assets ...........    1.79%***       1.70%***
Ratio of net investment
 income (loss) to average
 net assets .......   -0.53%***       0.26%***
Portfolio turnover
 rate .............   47.28%        111.25%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                   For the
                    For the         period
                      six            from
                     months        7-3-00*
                     ended             to
                    9-30-01        3-31-01
                    -------       --------
Net asset value,
 beginning of period $17.80         $34.91
                     ------         ------
Loss from investment
 operations:
 Net investment
   loss ............  (0.14)         (0.06)
 Net realized and
   unrealized loss
   on investments ..  (1.29)         (9.40)
                     ------         ------
Total from investment
 operations .......   (1.43)         (9.46)
                     ------         ------
Less distributions
 from capital gains   (0.00)         (7.65)
                     ------         ------
Net asset value,
 end of period ....  $16.37         $17.80
                     ======         ======
Total return .......  -8.03%        -32.37%
Net assets, end of
 period (in
 millions) ........     $3             $3
Ratio of expenses
 to average net
 assets ...........    2.74%**        2.53%**
Ratio of net investment
 loss to average
 net assets .......   -1.47%**       -0.55%**
Portfolio turnover
 rate .............   47.28%        111.25%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class C Shares (A)
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                    For the                        period
                      six      For the fiscal       from
                    months year ended March 31,7-31-97*
                     ended ----------------------     to
                    9-30-01   2001   2000   19993-31-98
                    ------- ------ ------ ------ ------
Net asset value,
 beginning of period $17.83 $45.03 $17.45 $12.01 $10.00
                     ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment
   loss ............  (0.12) (0.12) (0.95) (0.09) (0.07)
 Net realized and
   unrealized gain (loss)
   on investments ..  (1.29)(19.43) 28.77   5.53   2.08
                     ------ ------ ------ ------ ------
Total from investment
 operations .......   (1.41)(19.55) 27.82   5.44   2.01
                     ------ ------ ------ ------ ------
Less distributions from
 capital gains ....   (0.00) (7.65) (0.24) (0.00) (0.00)
                     ------ ------ ------ ------ ------
Net asset value,
 end of period ....  $16.42 $17.83 $45.03 $17.45 $12.01
                     ====== ====== ====== ====== ======
Total return .......  -7.85%-47.49%159.75% 45.30% 20.10%
Net assets, end of
 period (in
 millions) ........   $113   $134   $283    $44     $8
Ratio of expenses
 to average net
 assets ...........    2.45%**2.27%  2.20%  2.57%  3.20%**
Ratio of net investment
 loss to average net
 assets ...........   -1.17%**-0.44%-1.68% -1.26% -1.66%**
Portfolio
 turnover rate ....   47.28%111.25% 44.19% 51.00% 26.64%

(A) See Note 5.
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the For the fiscal        For the
                             six     year ended         period from
                            months    March 31,         6-9-98*
                            ended  --------------     to
                            9-30-01   2001   2000        3-31-99
                            ---------------------       -----------
Net asset value,
 beginning of period         $18.21 $45.36 $17.65         $12.20
                             ------ ------ ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.13) (0.01) (6.09)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.22)(19.49) 34.04           5.44
                             ------ ------ ------         ------
Total from investment
 operations .......           (1.35)(19.50) 27.95           5.45
                             ------ ------ ------         ------
Less distributions from
 capital gains ....           (0.00) (7.65) (0.24)         (0.00)
                             ------ ------ ------         ------
Net asset value,
 end of period ....          $16.86 $18.21 $45.36         $17.65
                             ====== ====== ======         ======
Total return .......          -7.41%-47.00%158.67%         44.67%
Net assets, end of
 period (000
 omitted) .........         $2,126 $1,466 $2,108            $53
Ratio of expenses
 to average net
 assets ...........            1.43%**1.35%  1.36%          0.62%**
Ratio of net investment
 income (loss) to average net
 assets ...........           -0.18%**0.47% -0.96%          0.54%**
Portfolio
 turnover rate ....           47.28%111.25% 44.19%         51.00%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND
-----------------------------------------------------------------
Small Cap Growth Fund

                                GOAL:  To seek growth of capital.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category. The Fund emphasizes relatively new or unseasoned companies in the early stages of development or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------

Net asset value on
9-30-01                          $8.60
3-31-01                           9.38
                                ------
Change per share                $(0.78)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01      -33.06%   -28.97%        -31.51%        -29.63%
 5-year period
  ended 9-30-01      ---       ---            ---            ---
10-year period
  ended 9-30-01      ---       ---            ---            ---
Since inception
  of Class (F)       -31.73%   -28.40%        -29.62%        -28.06%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)7-3-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-01      -29.40%   -28.86%
 5-year period
  ended 9-30-01       11.98%    12.93%
10-year period
  ended 9-30-01         ---       ---
Since inception
  of Class(D)         17.07%    12.87%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in small cap stocks may carry more risk than investing in stocks of larger, more well-established companies.

Portfolio Highlights

On September 30, 2001, Small Cap Growth Fund had net assets totaling $431,729,490 invested in a diversified portfolio of:

   85.66%  Common Stocks
   14.06%  Cash and Cash Equivalents
    0.28%  Corporate Debt Security

As a shareholder of Small Cap Growth Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $35.47 Services Stocks
  27.69 Manufacturing Stocks
  14.06 Cash and Cash Equivalents
   7.28 Wholesale and Retail Trade Stocks
   5.06 Transportation, Communication, Electric and Sanitary Services Stocks
   3.99 Mining Stocks
   3.84 Agriculture, Forestry and Fisheries Stocks
   2.33 Finance, Insurance and Real Estate Stocks
   0.28 Corporate Debt Security

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS
Automotive Dealers and Service Stations - 3.05%
 O'Reilly Automotive, Inc.* .............   460,000  $ 13,181,300
                                                     ------------

Business Services - 21.79%
 Acxiom Corporation* ....................   806,400     7,584,192
 Catalina Marketing Corporation* ........   319,500     8,946,000
 Cerner Corporation* ....................   176,500     8,726,160
 CheckFree Corporation* .................   370,000     6,277,050
 Citrix Systems, Inc.* ..................   302,000     5,978,090
 Dendrite International, Inc.* ..........   893,200     7,118,804
 Digital Insight Corporation* ...........   738,800     8,474,036
 FactSet Research Systems, Inc. .........   338,000     8,199,880
 Getty Images, Inc.* ....................   620,000     6,835,500
 MemberWorks Incorporated* ..............   380,800     7,834,960
 OTG Software, Inc.* ....................   483,000     2,678,235
 ProBusiness Services, Inc.* ............   182,500     2,717,425
 Sanchez Computer Associates, Inc.* .....   468,000     3,524,040
 Take-Two Interactive Software, Inc.* ... 459,400 3,259,443 Transaction Systems Architects, Inc.,
   Class A* ..............................  952,800     5,912,124
                                                     ------------
                                                       94,065,939
                                                     ------------

Chemicals and Allied Products - 1.45%
 Pharmacyclics, Inc.* ...................   352,500     6,256,875
                                                     ------------

Coal Mining - 0.60%
 Peabody Energy Corporation .............   106,800     2,573,880
                                                     ------------

Communication - 3.47%
 Emmis Communications Corporation,
   Class A* ..............................  191,800     2,764,797
 Illuminet Holdings, Inc.* ..............   188,900     7,237,703
 Western Wireless Corporation, Class A* .   147,000     4,966,395
                                                     ------------
                                                       14,968,895
                                                     ------------
               See Notes to Schedule of Investments on page 154.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Educational Services - 3.19%
 ITT Educational Services, Inc.* ........   430,900  $ 13,788,800
                                                     ------------

Electronic and Other Electric Equipment - 8.35%
 Advanced Fibre Communications, Inc.* ...   644,400     9,398,574
 Cree, Inc.* ............................   411,900     6,089,941
 Genesis Microchip Incorporated* ........   111,500     3,132,035
 Tekelec* ...............................   458,100     6,051,501
 Tellium, Inc.* .........................   466,400     2,297,020
 TriQuint Semiconductor, Inc.* ..........   568,100     9,072,557
                                                     ------------
                                                       36,041,628
                                                     ------------

Engineering and Management Services - 6.42%
 Affymetrix, Inc.* ......................   379,673     6,091,853
 Gene Logic Inc.* .......................   421,100     5,543,782
 MAXIMUS, Inc.* .........................   404,700    16,078,731
                                                     ------------
                                                       27,714,366
                                                     ------------

Food and Kindred Products - 4.55%
 American Italian Pasta Company,
   Class A* ..............................  453,832    19,628,234
                                                     ------------

Forestry - 3.84%
 Amsurg Corp.* ..........................   602,509    16,596,110
                                                     ------------

Health Services - 4.07%
 American Healthways, Inc.* .............   500,000    17,587,500
                                                     ------------

Industrial Machinery and Equipment - 1.64%
 Lam Research Corporation* ..............   417,500     7,080,800
                                                     ------------


               See Notes to Schedule of Investments on page 154.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS (Continued)
Instruments and Related Products - 4.71%
 Credence Systems Corporation* ..........   204,900  $  2,456,751
 Urologix, Inc.* ........................   358,200     4,853,610
 VISX, Incorporated* ....................   985,800    13,042,134
                                                     ------------
                                                       20,352,495
                                                     ------------

Nondepository Institutions - 2.33%
 Financial Federal Corporation* .........   410,000    10,045,000
                                                     ------------

Oil and Gas Extraction - 3.39%
 Global Industries, Ltd.* ...............   767,100     4,161,518
 Newfield Exploration Company* ..........   359,000    10,482,800
                                                     ------------
                                                       14,644,318
                                                     ------------

Railroad Transportation - 1.59%
 Kansas City Southern Industries, Inc.* .   571,500     6,858,000
                                                     ------------

Rubber and Miscellaneous Plastics Products - 1.81%
 AptarGroup, Inc. .......................   245,000     7,791,000
                                                     ------------

Stone, Clay and Glass Products - 1.24%
 Cabot Microelectronics Corporation* ....   111,100     5,366,686
                                                     ------------

Transportation Equipment - 3.94%
 Gentex Corporation* ....................   714,700    17,009,860
                                                     ------------

Wholesale Trade -- Durable Goods - 4.23%
 MSC Industrial Direct Co., Inc., Class A*  893,800    14,238,234
 Packard BioScience Company* ............   507,400     4,023,682
                                                     ------------
                                                       18,261,916
                                                     ------------

               See Notes to Schedule of Investments on page 154.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                                            Value

TOTAL COMMON STOCKS - 85.66%                         $369,813,602
 (Cost: $422,299,046)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITY - 0.28%
Communication
 Kestrel Solutions, Inc.,
   5.5%, 7-15-05, Convertible (A) ........   $ 3,000 $  1,215,000
                                                     ------------
 (Cost: $3,000,000)

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 1.16%
 Glaxo Wellcome PLC,
   2.58%, 10-29-01 .......................     5,000    4,989,967
                                                     ------------

 Communication - 1.85%
 BellSouth Corporation,
   3.45%, 10-12-01 .......................     3,000    2,996,838
 SBC Communications Inc.,
   2.45%, 10-15-01 .......................     5,000    4,995,236
                                                     ------------
                                                        7,992,074
                                                     ------------

 Depository Institutions - 3.47%
 Barclays U.S. Funding Corp.,
   3.48%, 10-2-01 ........................    10,000    9,999,033
 Svenska Handelsbanken Inc.,
   3.5%, 10-2-01 .........................     5,000    4,999,514
                                                     ------------
                                                       14,998,547
                                                     ------------

               See Notes to Schedule of Investments on page 154.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 2.08%
 Kansas City Power & Light Co.,
   3.1%, 10-4-01 .........................   $ 4,400 $  4,398,863
 Tampa Electric Co.,
   2.5%, 10-10-01 ........................     4,600    4,597,125
                                                     ------------
                                                        8,995,988
                                                     ------------

 Food and Kindred Products - 1.34%
 Coca-Cola Company (The),
   2.9%, 10-12-01 ........................     5,000    4,995,569
 General Mills, Inc.,
   2.8163%, Master Note ..................       799      799,000
                                                     ------------
                                                        5,794,569
                                                     ------------

 General Merchandise Stores - 2.32%
 Wal-Mart Stores, Inc.,
   2.15%, 10-2-01 ........................    10,000    9,999,403
                                                     ------------

Total Commercial Paper - 12.22%                        52,770,548

Repurchase Agreement - 1.49%
 J.P. Morgan Securities Inc., 3.05% Repurchase
   Agreement dated 9-28-01, to be
   repurchased at $6,435,635 on 10-1-01**.     6,434    6,434,000
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 13.71%                 $ 59,204,548
 (Cost: $59,204,548)


               See Notes to Schedule of Investments on page 154.

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 99.65%                 $430,233,150
 (Cost: $484,503,594)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%       1,496,340

NET ASSETS - 100.00%                                 $431,729,490


Notes to Schedule of Investments

 *No income dividends were paid during the preceding 12 months.
**Collateralized by $6,509,166 U.S. Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $6,556,905.

 (A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the value of this security amounted to 0.28% of net assets.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
SMALL CAP GROWTH FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)


ASSETS
 Investment securities--at value (Notes 1 and 3)...........   $430,233
 Cash  ....................................................          2
 Receivables:
   Investment securities sold...............................     3,848
   Fund shares sold ........................................       305
   Dividends and interest...................................        46
                                                              --------
    Total assets ..........................................    434,434
                                                              --------
LIABILITIES
 Payable to Fund shareholders .............................      1,860
 Payable for investment securities purchased ..............        636
 Accrued transfer agency and dividend disbursing (Note 2) .        105
 Accrued management fee (Note 2)...........................         30
 Accrued distribution fee (Note 2) ........................         24
 Accrued service fee (Note 2)..............................          8
 Accrued accounting services fee (Note 2)..................          6
 Other ....................................................         36
                                                              --------
    Total liabilities .....................................      2,705
                                                              --------
      Total net assets .....................................  $431,729
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $    499
   Additional paid-in capital...............................   553,533
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........    (4,124)
   Accumulated undistributed net realized loss on
    investment transactions ...............................    (63,909)
   Net unrealized depreciation in value of investments .....   (54,270)
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $431,729
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A ..................................................     $8.68
 Class B ..................................................     $8.57
 Class C ..................................................     $8.60
 Class Y ..................................................     $9.34
Capital shares outstanding:
 Class A ..................................................       694
 Class B ..................................................       636
 Class C ..................................................    45,213
 Class Y ..................................................     3,388
Capital shares authorized ..................................  400,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
SMALL CAP GROWTH FUND
For the Six Months Ended September 30, 2001
(In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ...............................  $  1,527
   Dividends ...............................................        77
                                                              --------
    Total income ..........................................      1,604
                                                              --------
 Expenses (Note 2):
   Investment management fee ...............................     2,287
   Distribution fee:
    Class A ...............................................       ---*
    Class B ...............................................         23
    Class C ...............................................      1,842
    Class Y ...............................................         39
   Transfer agency and dividend disbursing:
    Class A ...............................................         13
    Class B ...............................................         15
    Class C ...............................................        651
   Service fee:
    Class A ...............................................         13
    Class B ...............................................          8
    Class C ...............................................        613
   Registration fees .......................................        48
   Accounting services fee .................................        39
   Shareholder servicing - Class Y .........................        23
   Custodian fees ..........................................        16
   Audit fees ..............................................        12
   Legal fees ..............................................         3
   Other ...................................................        81
                                                              --------
    Total expenses ........................................      5,726
                                                              --------
      Net investment loss ..................................    (4,122)
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTES 1 AND 3)
 Realized net loss on investments .........................    (44,869)
 Unrealized appreciation in value of investments
   during the period .......................................     8,129
                                                              --------
    Net loss on investments................................    (36,740)
                                                              --------
      Net decrease in net assets resulting from
       operations .........................................   $(40,862)
                                                              ========
*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP GROWTH FUND
(In Thousands)

                                         For the sixFor the fiscal
                                        months ended  year ended
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ................... $  (4,122)   $ (5,174)
   Realized net gain (loss) on
    investments .........................    (44,869)     20,079
   Unrealized appreciation (depreciation)      8,129    (292,313)
                                            --------    --------
    Net decrease in net assets
      resulting from operations ..........   (40,862)   (277,408)
                                            --------    --------
 Distributions to shareholders from realized
   net gain on investment transactions
   (Note 1E):*
   Class A ...............................       ---      (1,030)
   Class B ...............................       ---      (1,447)
   Class C ...............................       ---    (187,675)
   Class Y ...............................       ---      (4,749)
                                            --------    --------
                                                 ---    (194,901)
                                            --------    --------
 Capital share transactions (Note 5) ....    (16,866)    144,420
                                            --------    --------
   Total decrease ........................   (57,728)   (327,889)
NET ASSETS
 Beginning of period ....................    489,457     817,346
                                            --------    --------
 End of period ..........................   $431,729    $489,457
                                            ========    ========
 Undistributed net investment loss ......    $(4,124)        $(2)
                                             =======         ===

*See "Financial Highlights" on pages 158 - 161.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months        7-3-00*
                      ended             to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period  $9.43         $19.64
                      -----         ------
Loss from investment
 operations:
 Net investment
   loss ............  (0.09)         (0.02)
 Net realized and
   unrealized loss
   on investments ..  (0.66)         (4.74)
                      -----         ------
Total from investment
 operations .......   (0.75)         (4.76)
                      -----         ------
Less distribution
 from capital gains   (0.00)         (5.45)
                      -----         ------
Net asset value,
 end of period ....   $8.68         $ 9.43
                      =====         ======
Total return** .....  -7.95%        -28.30%
Net assets, end of
 period (in
 millions) ........     $6             $4
Ratio of expenses
 to average net
 assets ...........    1.41%***       1.49%***
Ratio of net investment
 loss to average
 net assets .......   -0.81%***      -0.39%***
Portfolio turnover
 rate .............   14.11%         47.85%****

   *Commencement of operations.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Annualized.
****For the fiscal year ended March 31, 2001.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                   For the
                    For the         period
                        six           from
                     months        7-6-00*
                      ended             to
                    9-30-01        3-31-01
                   --------       --------
Net asset value,
 beginning of period  $9.36         $19.26
                      -----         ------
Loss from investment
 operations:
 Net investment
   loss ............  (0.09)         (0.06)
 Net realized and
   unrealized loss
   on investments ..  (0.70)         (4.39)
                      -----         ------
Total from investment
 operations .......   (0.79)         (4.45)
                      -----         ------
Less distributions
 from capital gains   (0.00)         (5.45)
                      -----         ------
Net asset value,
 end of period ....   $8.57         $ 9.36
                      =====         ======
Total return .......  -8.44%        -27.29%
Net assets, end of
 period (in
 millions) ........     $5             $5
Ratio of expenses
 to average net
 assets ...........    2.41%**        2.31%**
Ratio of net investment
 loss to average
 net assets .......   -1.81%**       -1.18%**
Portfolio turnover
 rate .............   14.11%         47.85%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended March 31, 2001.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND(A)
Class C Shares(B)
For a Share of Capital Stock Outstanding Throughout Each Period:*

                    For the
                      six
                     months  For the fiscal year ended March 31,
                     ended  ------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    ------- ------ ------ ------ ------ ------
Net asset value,
 beginning of
 period ...........   $9.38 $21.64 $14.74 $14.29 $ 9.08 $10.50
                      ----- ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment
   loss ............  (0.09) (0.10) (0.18) (0.11) (0.13) (0.03)
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.69) (6.71) 10.22   2.91   5.91  (1.09)
                      ----- ------ ------ ------ ------ ------
Total from investment
 operations .......   (0.78) (6.81) 10.04   2.80   5.78  (1.12)
                      ----- ------ ------ ------ ------ ------
Less distribution
 from capital gains   (0.00) (5.45) (3.14) (2.35) (0.57) (0.30)
                      ----- ------ ------ ------ ------ ------
Net asset value,
 end of period ....   $8.60 $ 9.38 $21.64 $14.74 $14.29 $ 9.08
                      ===== ====== ====== ====== ====== ======
Total return .......  -8.32%-35.17% 73.38% 21.61% 65.37%-10.97%
Net assets, end of
 period (in
 millions) ........   $389   $459   $801   $425   $330   $198
Ratio of expenses
 to average net
 assets ...........    2.19%**2.12%  2.11%  2.10%  2.13%  2.12%
Ratio of net investment
 loss to average
 net assets .......   -1.59%**-0.81%-0.90% -0.90% -1.12% -0.27%
Portfolio turnover
 rate..............   14.11% 47.85% 82.24% 51.41% 33.46% 37.20%

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(B)See Note 5.
 *Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SMALL CAP GROWTH FUND(A)
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                    For the
                      six
                     months For the fiscal year ended March 31,
                     ended -------------------------------------
                    9-30-01   2001   2000   1999   1998   1997
                    -------------- ------ ------ ------ ------
Net asset value,
 beginning of
 period ........... $10.14 $22.65 $15.21 $14.55 $ 9.16 $10.52
                     ------ ------ ------ ------ ------ ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ... (0.11) (0.20) (0.15)  0.00  (0.03)  0.01
 Net realized and
   unrealized gain (loss)
   on investments .. (0.69) (6.86) 10.73   3.01   5.99  (1.07)
                     ------ ------ ------ ------ ------ ------
Total from investment
 operations .......  (0.80) (7.06) 10.58   3.01   5.96  (1.06)
                     ------ ------ ------ ------ ------ ------
Less distribution
 from capital gains  (0.00) (5.45) (3.14) (2.35) (0.57) (0.30)
                     ------ ------ ------ ------ ------ ------
Net asset value,
 end of period .... $ 9.34 $10.14 $22.65 $15.21 $14.55 $ 9.16
                     ====== ====== ====== ====== ====== ======
Total return ....... -7.89%-34.67% 74.71% 22.73% 66.78%-10.37%
Net assets, end of
 period (000
 omitted)..........$31,638 $21,027 $16,770 $7,942   $633   $264
Ratio of expenses
 to average net
 assets ...........   1.31%**1.30%  1.30%  1.18%  1.30%  1.17%
Ratio of net investment
 income (loss) to average
 net assets .......  -0.71%**-0.02%-0.09%  0.08% -0.30%  0.31%
Portfolio turnover
 rate .............  14.11% 47.85% 82.24% 51.41% 33.46% 37.20%

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
 *Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
**Annualized.

                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND
-----------------------------------------------------------------
Tax-Managed Equity Fund

                                GOAL:  To seek long-term growth of capital
                                        while minimizing taxable gains and
                                        income to shareholders.

Strategy
Invests primarily in a diversified portfolio of common stocks issued by large to medium sized U.S. and foreign companies. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that will likely grow over time.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2001
-------------------------------------------
Net asset value on
   9-30-01                      $ 6.25
   3-31-01                        7.19
                                ------
Change per share                $(0.94)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                     Class B
                  -----------------------    ------------------------
                      With      Without        With        Without
Period           Sales Load(B)Sales Load(C)  CDSC(D)       CDSC(E)
------            ----------   ----------   -----------    ----------
 1-year period
  ended 9-30-01    -38.06%     -34.28%         -37.52%      -34.92%
 5-year period
  ended 9-30-01      ---         ---             ---          ---
10-year period
  ended 9-30-01      ---         ---             ---          ---
Since inception
  of Class (F)     -34.47%     -31.30%         -35.30%      -33.09%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)6-30-00 for Class A shares and 7-13-00 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return(A)

Period             Class C(B)
------             ---------
 1-year period
  ended 9-30-01     -34.88%
 5-year period
  ended 9-30-01         ---
10-year period
  ended 9-30-01         ---
Since inception
  of Class (C)      -32.32%


(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C)7-6-00 for Class C shares (the date on which shares were first acquired by shareholders).

Portfolio Highlights

On September 30, 2001, Tax-Managed Equity Fund had net assets totaling $4,914,197 invested in a diversified portfolio of:

   96.95% Common Stock
    3.05% Cash and Cash Equivalents



As a shareholder of Tax-Managed Equity Fund, for every $100 you had invested on September 30, 2001, your Fund owned:

 $29.60 Manufacturing Stocks
  20.38 Finance, Insurance and Real Estate Stocks
  14.64 Services Stocks
  13.25 Transportation, Communication, Electric and Sanitary Services Stocks
  10.48 Mining Stocks
   8.60 Wholesale and Retail Trade Stocks
   3.05 Cash and Cash Equivalents

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS
Amusement and Recreation Services - 1.33%
 Walt Disney Company (The) ..............     3,500    $   65,170
                                                       ----------

Apparel and Accessory Stores - 1.00%
 Abercrombie & Fitch, Class A* ..........     2,800        49,252
                                                       ----------

Business Services - 7.72%
 AOL Time Warner Inc.* ..................     4,900       162,190
 Amdocs Limited* ........................     2,100        55,965
 eBay Inc.* .............................     2,500       114,263
 Interpublic Group of Companies, Inc. (The)   2,300        46,920
                                                       ----------
                                                          379,338
                                                       ----------

Cable and Other Pay Television Services - 2.63%
 Cox Communications, Inc., Class A* .....     3,100       129,425
                                                       ----------

Chemicals and Allied Products - 15.68%
 Amgen Inc.* ............................     2,600       152,815
 King Pharmaceuticals, Inc.* ............     1,600        67,120
 Merck & Co., Inc. ......................     1,400        93,240
 Pfizer Inc. ............................     3,100       124,310
 Pharmacia Corporation ..................     3,000       121,680
 Schering-Plough Corporation ............     5,700       211,470
                                                       ----------
                                                          770,635
                                                       ----------

Communication - 9.28%
 AT&T Wireless Services, Inc.* ..........     6,700       100,098
 Fox Entertainment Group, Inc., Class A*      2,000        38,200
 SBC Communications Inc. ................     3,600       169,632
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   14,000        48,790
 WorldCom, Inc. - WorldCom group* .......     6,600        99,165
                                                       ----------
                                                         455,885
                                                       ----------
               See Notes to Schedule of Investments on page 167.

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
     September 30, 2001

                                              Shares       Value
COMMON STOCKS (Continued)
Eating and Drinking Places - 1.16%
 Starbucks Corporation* .................     3,800    $   56,791
                                                       ----------

Electronic and Other Electric Equipment - 1.83%
 Texas Instruments Incorporated .........     3,600        89,928
                                                       ----------

Food Stores - 3.66%
 Kroger Co. (The)* ......................     7,300       179,872
                                                       ----------

Furniture and Fixtures - 2.25%
 Lear Corporation* ......................     4,100       110,782
                                                       ----------

General Merchandise Stores - 2.78%
 Target Corporation .....................     4,300       136,525
                                                       ----------

Health Services - 5.59%
 HCA - The Healthcare Company ...........     6,200       274,722
                                                       ----------

Instruments and Related Products - 4.52%
 Medtronic, Inc. ........................     5,100       221,850
                                                       ----------

Insurance Carriers - 12.88%
 American International Group, Inc.  ....     3,700       288,600
 Berkshire Hathaway Inc., Class B* ......       100       233,000
 MGIC Investment Corporation ............     1,700       111,078
                                                       ----------
                                                          632,678
                                                       ----------

Nondepository Institutions - 5.23%
 Financial Federal Corporation* .........     6,900       169,050
 Morgan Stanley Dean Witter & Co. .......     1,900        88,065
                                                       ----------
                                                          257,115
                                                       ----------
               See Notes to Schedule of Investments on page 167.

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
     September 30, 2001

                                              Shares       Value

COMMON STOCKS (Continued)
Oil and Gas Extraction - 10.48%
 Anadarko Petroleum Corporation .........     4,200    $  201,936
 Apache Corporation .....................     4,100       176,300
 Burlington Resources Incorporated ......     4,000       136,840
                                                       ----------
                                                          515,076
                                                       ----------

Printing and Publishing - 2.38%
 New York Times Company (The), Class A ..     3,000       117,090
                                                       ----------

Security and Commodity Brokers - 2.27%
 Charles Schwab Corporation (The) .......     3,500        40,250
 Goldman Sachs Group, Inc. (The) ........     1,000        71,350
                                                     ------------
                                                          111,600
                                                     ------------

Transportation Equipment - 2.94%
 Lockheed Martin Corporation ............     3,300       144,375
                                                       ----------

Water Transportation - 1.34%
 Carnival Corporation ...................     3,000        66,060
                                                      -----------

TOTAL COMMON STOCKS - 96.95%                           $4,764,169
 (Cost: $5,535,942)

TOTAL SHORT-TERM SECURITIES - 3.19%                    $  157,000
 (Cost: $157,000)

TOTAL INVESTMENT SECURITIES - 100.14%                  $4,921,169
 (Cost: $5,692,942)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.14%)        (6,972)

NET ASSETS - 100.00%                                   $4,914,197


               See Notes to Schedule of Investments on page 167.

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
     September 30, 2001


Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
 See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
TAX-MANAGED EQUITY FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)...........     $4,921
 Cash .....................................................          1
 Dividends and interest receivable ........................          1
                                                                ------
    Total assets ..........................................      4,923
                                                                ------
LIABILITIES
 Payable to Fund shareholders .............................          4
 Accrued transfer agency and dividend disbursing (Note 2)..          1
 Other ....................................................          4
                                                                ------
    Total liabilities .....................................          9
                                                                ------
      Total net assets .....................................    $4,914
                                                                ======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................    $    8
   Additional paid-in capital...............................     7,675
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss............       (61)
   Accumulated undistributed net realized loss on
    investment transactions ...............................     (1,936)
   Net unrealized depreciation in value of investments .....      (772)
                                                                ------
    Net assets applicable to outstanding units
      of capital ...........................................    $4,914
                                                                ======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A ..................................................     $6.25
 Class B ..................................................     $6.17
 Class C ..................................................     $6.18
Capital shares outstanding:
 Class A ..................................................       563
 Class B ..................................................        51
 Class C ..................................................       175
Capital shares authorized ..................................  400,000

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
TAX-MANAGED EQUITY FUND

For the Six Months Ended September 30, 2001
(In Thousands)


INVESTMENT LOSS
 Income (Note 1B):
      Dividends ............................................     $  15
      Interest and amortization ............................         4
                                                                 -----
    Total income ..........................................         19
                                                                 -----
 Expenses (Note 2):
   Registration fees .......................................        51
   Investment management fee ...............................        19
   Distribution fee:
    Class A ...............................................        ---*
    Class B ...............................................          1
    Class C ...............................................          6
   Service fee:
    Class A ...............................................          5
    Class B ...............................................        ---*
    Class C ...............................................          2
   Audit fees ..............................................         7
   Transfer agency and dividend disbursing:
    Class A ...............................................          2
    Class B ...............................................          1
    Class C ...............................................          2
   Other ...................................................         3
                                                                 -----
   Total....................................................        99
    Less expenses in excess of voluntary waiver of
      investment management fee (Note 2) ...................       (19)
                                                                 -----
      Total expenses .......................................        80
                                                                 -----
       Net investment loss ................................        (61)
                                                                 -----
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES
 1 AND 3)
 Realized net loss on investments .........................       (672)
 Unrealized depreciation in value of investments
   during the period .......................................       (45)
                                                                 -----
    Net loss on investments................................       (717)
                                                                 -----
      Net decrease in net assets resulting from
       operations .........................................      $(778)
                                                                 =====

*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
TAX-MANAGED EQUITY FUND
 (In Thousands)

                                                    For the fiscal
                                                      period from
                                         For the six    June 30,
                                        months ended 2000* through
                                       September 30,   March 31,
                                                2001        2001
                                         -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment loss ...................    $  (61)     $  (18)
   Realized net loss on investments ......      (672)     (1,264)
   Unrealized depreciation ...............       (45)       (727)
                                              ------      ------
    Net decrease in net assets resulting
      from operations ....................      (778)     (2,009)
                                              ------      ------
 Capital share transactions (Note 5) ....        (46)      4,747
                                              ------      ------
   Total increase (decrease) .............      (824)      2,738
NET ASSETS
 Beginning of period ....................      5,738       3,000
                                              ------      ------
 End of period ..........................     $4,914      $5,738
                                              ======      ======
 Undistributed net investment income (loss)     $(61)       $---
                                                ====        ====

*Commencement of operations.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                     six            from
                                    months       6-30-00*
                                    ended              to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $7.19         $10.00
                                     -----         ------
Loss from investment operations:
 Net investment loss ..........      (0.07)         (0.00)
 Net realized and unrealized loss
   on investments ..............     (0.87)         (2.81)
                                     -----         ------
Total from investment operations     (0.94)         (2.81)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.00)
 From capital gains............      (0.00)         (0.00)
                                     -----         ------
Total distributions ............     (0.00)         (0.00)
                                     -----         ------
Net asset value,
 end of period ................      $6.25         $ 7.19
                                     =====         ======
Total return** .................    -13.07%        -28.10%
Net assets, end of period (in
 millions) ....................        $4          $4
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       2.45%***       1.27%***
Ratio of net investment loss to
 average net assets including
 voluntary expense waiver .....      -1.83%***      -0.09%***
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       3.03%***       1.80%***
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -2.41%***      -0.62%***
Portfolio turnover rate ........     20.98%         73.46%
  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                   For the         period
                                       six           from
                                    months       7-13-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   -------       --------
Net asset value,
 beginning of period ..........      $7.12         $10.06
                                     -----         ------
Loss from investment operations:
 Net investment loss ..........      (0.09)         (0.05)
 Net realized and unrealized loss
   on investments ..............     (0.86)         (2.89)
                                     -----         ------
Total from investment operations     (0.95)         (2.94)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.00)
 From capital gains............      (0.00)         (0.00)
                                     -----         ------
Total distributions ............     (0.00)         (0.00)
                                     -----         ------
Net asset value,
 end of period ................      $6.17         $ 7.12
                                     =====         ======
Total return ...................    -13.34%        -29.22%
Net assets, end of period (000
 omitted) .....................      $312        $296
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       3.41%**        2.45%**
Ratio of net investment loss to
 average net assets including
 voluntary expense waiver .....      -2.79%**       -1.74%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       4.23%**        3.48%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -3.61%**       -2.77%**
Portfolio turnover rate ........     20.98%         73.46%

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
TAX-MANAGED EQUITY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                                   For the         period
                                       six           from
                                    months        7-6-00*
                                     ended             to
                                   9-30-01        3-31-01
                                   --------       --------
Net asset value,
 beginning of period ..........      $7.13         $10.01
                                     -----         ------
Loss from investment operations:
 Net investment loss ..........      (0.13)         (0.06)
 Net realized and unrealized loss
   on investments ..............     (0.82)         (2.82)
                                     -----         ------
Total from investment operations     (0.95)         (2.88)
                                     -----         ------
Less distributions:
 From net investment income ...      (0.00)         (0.00)
 From capital gains............      (0.00)         (0.00)
                                     -----         ------
Total distributions ............     (0.00)         (0.00)
                                     -----         ------
Net asset value,
 end of period ................      $6.18         $ 7.13
                                     =====         ======
Total return ...................    -13.32%        -28.77%
Net assets, end of period (in
 millions) ....................        $1          $2
Ratio of expenses to average net
 assets including voluntary expense
 waiver .......................       3.23%**        2.35%**
Ratio of net investment loss to
 average net assets including
 voluntary expense waiver .....      -2.60%**       -1.52%**
Ratio of expenses to average net
 assets excluding voluntary expense
 waiver .......................       4.01%**        3.34%**
Ratio of net investment loss to
 average net assets excluding
 voluntary expense waiver .....      -3.37%**       -2.50%**
Portfolio turnover rate ........     20.98%         73.46%
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001

Note 1 - Significant Accounting Policies

W&R Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon
     as the Fund is informed of the ex-dividend date.   Interest income is
     recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.  Options -- See Note 6 -- Options

G.  Futures -- See Note 7 -- Futures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Funds already amortize premiums and discounts on debt securities; therefore there is no impact to the Funds as a result of the adoption of the provision.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

                                                              Annual
     Fund                     Net Assets Breakpoints          Rate
     ------------------------------------------------------------
     W&R Asset
       Strategy Fund      Up to $1 Billion                 .700%
                          Over $1 Billion up to
                            $2 Billion                     .650%
                          Over $2 Billion up to
                            $3 Billion                     .600%
                          Over $3 Billion                  .550%

     W&R Core Equity Fund Up to $1 Billion                 .700%
                          Over $1 Billion up to
                            $2 Billion                     .650%
                          Over $2 Billion up to
                            $3 Billion                     .600%
                          Over $3 Billion                  .550%

     W&R High
       Income Fund        Up to $500 Million               .625%
                          Over $500 Million up to
                            $1 Billion                     .600%
                          Over $1 Billion up to
                            $1.5 Billion                   .550%
                          Over $1.5 Billion                .500%

     W&R International    Up to $1 Billion                 .850%
      Growth Fund         Over $1 Billion up to
                            $2 Billion                     .830%
                          Over $2 Billion up to
                            $3 Billion                     .800%
                          Over $3 Billion                  .760%

     W&R Large Cap Growth Up to $1 Billion                 .700%
      Fund                Over $1 Billion up to
                            $2 Billion                     .650%
                          Over $2 Billion up to
                            $3 Billion                     .600%
                          Over $3 Billion                  .550%

     W&R Limited-Term     Up to $500 Million               .500%
      Bond Fund           Over $500 Million up to
                            $1 Billion                     .450%
                          Over $1 Billion up to
                            $1.5 Billion                   .400%
                          Over $1.5 Billion                .350%

     W&R Mid Cap Growth   Up to $1 Billion                 .850%
      Fund                Over $1 Billion up to
                            $2 Billion                     .830%
                          Over $2 Billion up to
                            $3 Billion                     .800%
                          Over $3 Billion                  .760%

     W&R Money Market
       Fund               All levels                       .400%

     W&R Municipal Bond
       Fund               Up to $500 Million               .525%
                          Over $500 Million up to
                            $1 Billion                     .500%
                          Over $1 Billion up to
                            $1.5 Billion                   .450%
                          Over $1.5 Billion                .400%

     W&R Science and      Up to $1 Billion                 .850%
      Technology Fund     Over $1 Billion up to
                            $2 Billion                     .830%
                          Over $2 Billion up to
                            $3 Billion                     .800%
                          Over $3 Billion                  .760%

     W&R Small Cap Growth Up to $1 Billion                 .850%
      Fund                Over $1 Billion up to
                            $2 Billion                     .830%
                          Over $2 Billion up to
                            $3 Billion                     .800%
                          Over $3 Billion                  .760%

     W&R Tax-Managed      Up to $1 Billion                 .650%
      Equity Fund         Over $1 Billion up to
                            $2 Billion                     .600%
                          Over $2 Billion up to
                            $3 Billion                     .550%
                          Over $3 Billion                  .500%

The fee is accrued and paid daily. However, WRIMCO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended September 30, 2001, WRIMCO voluntarily waived its fee as shown in the following table:

          High Income Fund                 $61,825
          Large Cap Growth Fund             10,803
          Limited-Term Bond Fund            53,573
          Mid Cap Growth Fund               81,594
          Money Market Fund                 27,388
          Tax-Managed Equity Fund           19,101

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

        Average Net Asset Level           Annual Fee Rate
             (in millions)                for Each Level
        -----------------------           ---------------

          From  $    0 to $   10          $      0
          From  $   10 to $   25          $ 11,000
          From  $   25 to $   50          $ 22,000
          From  $   50 to $  100          $ 33,000
          From  $  100 to $  200          $ 44,000
          From  $  200 to $  350          $ 55,000
          From  $  350 to $  550          $ 66,000
          From  $  550 to $  750          $ 77,000
          From  $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Asset Strategy Fund pays the Agent a monthly fee of $1.4125; High Income Fund, Limited-Term Bond Fund and Municipal Bond Fund each pay the Agent a monthly fee of $1.6125; and Core Equity Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund each pay the Agent a monthly fee of $1.3375. Money Market Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended September 30, 2001, W&R received the following amounts in gross sales commissions and deferred sales charges:

                                                 CDSC
                           Gross Sales     --------------------
                           Commissions Class A  Class B  Class C
     Asset Strategy Fund       $35,189    $--- $1,512     $1,985
     Core Equity Fund           53,399     ---  1,566      5,487
     High Income Fund           14,045     ---    790        262
     International Growth Fund  26,245     ---  2,012      2,132
     Large Cap Growth Fund      55,348     ---  6,863      1,120
     Limited-Term Bond Fund     11,202     ---     99        558
     Mid Cap Growth Fund        56,611     ---  4,272        681
     Money Market Fund             ---     ---  1,715        483
     Municipal Bond Fund         4,048     ---    ---        673
     Science and Technology
       Fund                     47,397     ---  3,291      2,066
     Small Cap Growth Fund      74,922     ---  5,495      5,389
     Tax-Managed Equity Fund     7,631     ---    130        176

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended September 30, 2001, W&R paid the following amounts:

     Asset Strategy Fund                  $ 43,029
     Core Equity Fund                      103,255
     High Income Fund                       13,976
     International Growth Fund              34,193
     Large Cap Growth Fund                  45,143
     Limited-Term Bond Fund                 10,571
     Mid Cap Growth Fund                    46,085
     Money Market Fund                         ---
     Municipal Bond Fund                     6,234
     Science and Technology Fund            69,082
     Small Cap Growth Fund                 116,118
     Tax-Managed Equity Fund                 5,985

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Under the Class Y Plan, each Fund may pay the Distributor a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate the Distributor for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Corporation paid Directors' fees of $22,872, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2001 are summarized as follows:

                                   Asset           Core           High
                                Strategy         Equity         Income
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities ...............$ 29,753,729   $ 57,007,770    $ 8,186,519
Purchases of bullion .......    147,212            ---            ---
Purchases of U.S. Government
 securities ...............   8,850,566            ---            ---
Purchases of short-term
 securities ............... 102,288,865    263,484,776     90,614,981
Purchases of options .......    578,125            ---            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities ....  22,670,842     89,635,681      7,537,052
Proceeds from sales
 of bullion ...............         ---            ---            ---
Proceeds from maturities
 and sales of U.S.
 Government securities ....   5,492,520            ---            ---
Proceeds from maturities
 and sales of short-term
 securities ............... 112,321,252    267,372,309     91,700,761
Proceeds from options ......    542,514            ---            ---

                           International      Large Cap       Limited-
                                  Growth         Growth      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities ...............$ 61,557,656    $13,347,234    $ 2,307,692
Purchases of U.S. Government
 securities ...............         ---            ---      3,512,512
Purchases of short-term
 securities ............... 421,826,364     48,794,285     10,080,144
Purchases of options .......        ---            ---            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities ....  67,051,870     15,429,889      2,050,000
Proceeds from maturities
 and sales of U.S.
 Government securities ....         ---            ---      1,199,608
Proceeds from maturities
 and sales of short-term
 securities ............... 428,649,805     49,183,000      9,204,000
Proceeds from options ......        ---            ---            ---

                                 Mid Cap      Municipal    Science and
                                  Growth           Bond     Technology
                                    Fund           Fund           Fund
                             -----------     ----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities ...............$  6,508,559     $2,470,523   $ 57,412,832
Purchases of U.S. Government
 securities ...............         ---            ---            ---
Purchases of short-term
 securities ............... 466,640,476      5,181,000    650,938,303
Purchases of options .......     10,351            ---      3,741,826
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities ....   2,480,571      3,361,545     53,919,423
Proceeds from maturities
 and sales of U.S.
 Government securities ....         ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities ............... 469,106,000      5,386,000    665,318,000
Proceeds from options ......    111,627            ---      4,575,177

                               Small Cap    Tax-Managed
                                  Growth         Equity
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities ...............$   65,550,570   $1,226,719
Purchases of U.S. Government
 securities ...............         ---            ---
Purchases of short-term
 securities ...............1,249,193,352     2,276,000
Purchases of options .......        ---            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities ....  93,968,456      1,185,320
Proceeds from maturities
 and sales of U.S.
 Government securities ....         ---            ---
Proceeds from maturities
 and sales of short-term
 securities ...............1,239,835,367     2,380,000
Proceeds from options ......        ---            ---

For Federal income tax purposes, cost of investments owned at September 30, 2001 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                                                          Appreciation
                            CostAppreciationDepreciation(Depreciation)
                     ------------------------------------------------
Asset Strategy Fund $ 56,471,154 $ 2,340,967 $   161,280  $ 2,179,687
Core Equity Fund     334,873,834  78,043,108  48,386,440   29,656,668
High Income Fund      18,790,029     374,155   1,008,933     (634,778)
International Growth
 Fund                111,250,753   4,947,543  16,973,897  (12,026,354)
Large Cap Growth Fund 25,109,542   1,113,119   4,689,602   (3,576,483)
Limited-Term Bond Fund23,568,498     687,705      59,602      628,103
Mid Cap Growth Fund   19,608,600     418,045   3,193,230   (2,775,185)
Money Market Fund     17,993,260         ---         ---          ---
Municipal Bond Fund   27,729,044     525,025     464,919       60,106
Science and Technology
 Fund                151,213,109  10,598,999  34,327,113  (23,728,114)
Small Cap Growth Fund484,510,466  79,988,790 134,266,106  (54,277,316)
Tax-Managed Equity Fund5,692,942     210,172     981,945     (771,773)

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, Asset Strategy Fund and Core Equity Fund realized capital gain net income of $3,438,795 and $53,160,991, respectively, during the fiscal year ended March 31, 2001. For Federal income tax purposes, High Income Fund realized capital losses of $2,581,600 during the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $3,556,222 at March 31, 2001 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $501,692 at March 31, 2007; $472,930 at March 31, 2008; and $2,581,600 at March 31, 2009.
For Federal income tax purposes, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Science and Technology Fund and Small Cap Growth Fund realized capital gain net income of $12,709,825, $158,575, $404,630, $43,058,545 and $34,517,880, respectively, during the period ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Limited-Term Bond Fund realized capital losses of $159,953 for the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Remaining capital loss carryovers aggregated $307,905 at March 31, 2001, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $83,452 at March 31, 2005; $64,500 at March 31, 2006; and $159,953 at March 31, 2009. For Federal
income tax purposes, Municipal Bond Fund realized capital losses of $519,288 during the year ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at March 31, 2009. For Federal income tax purposes, Tax-Managed Equity Fund realized capital losses of $59,107 during the period ended March 31, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at March 31, 2009. A portion of the capital gain net income of Asset Strategy Fund, Core Equity Fund, International Growth Fund, and Science and Technology Fund was paid to shareholders during the year ended March 31, 2001. Remaining capital gain net income for Asset Strategy Fund, Core Equity Fund, International Growth Fund and Science and Technology Fund will be distributed to shareholders. The capital gain net income for Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund has been distributed to shareholders.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through March 31, 2001, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Municipal Bond Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund incurred net capital losses of $710,496, $12,786,589, $3,542,535, $453, $1,838,996, $43,824, $1,297,246, $19,032,811 and $1,195,887,
respectively, which have been deferred to the fiscal year ending March 31, 2002. In addition, during the year ended March 31, 2001, High Income Fund, Limited-Term Bond Fund and Municipal Bond Fund recognized post-October losses of $239,041, $127,534 and $79,105, respectively, that had been deferred from the year ended March 31, 2000.

NOTE 5 -- Multiclass Operations

Each Fund within the Corporation (other than Money Market Fund which offers only Class A, Class B and Class C shares) is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares were combined with Class C shares effective March 24, 2000 and were redesignated Class C shares.

Transactions in capital stock for the six months ended September 30, 2001 are summarized below. Amounts are in thousands.

                              Asset          Core          High
                           Strategy        Equity        Income
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A ............          109           225            49
 Class B ............           78           186            43
 Class C ............          500         1,447           212
 Class Y ............            7            41             1
Shares issued from
 reinvestment of
 dividends:
 Class A ............            3           ---             3
 Class B ............            2           ---             3
 Class C ............           36           ---            83
 Class Y ............            1           ---           ---*
Shares redeemed:
 Class A ............          (29)         (106)           (6)
 Class B ............          (26)          (76)          (13)
 Class C ............         (615)       (5,348)         (378)
 Class Y ............           (1)          (32)          ---*
                                ---         -----         ----
Increase (decrease) in
 outstanding capital shares
                                 65        (3,663)           (3)
                                ===         =====           ===
Value issued from sale
 of shares:
 Class A ............       $1,302      $  2,085        $  413
 Class B ............          936         1,791           362
 Class C ............        5,942        13,748         1,802
 Class Y ............           89           403             5
Value issued from
 reinvestment of
 dividends:
 Class A ............           37           ---            26
 Class B ............           19           ---            26
 Class C ............          435           ---           697
 Class Y ............            8           ---             1
Value redeemed:
 Class A ............         (347)         (972)          (53)
 Class B ............         (310)         (681)         (107)
 Class C ............       (7,330)      (49,543)       (3,182)
 Class Y ............          (13)         (310)           (1)
                             ------       --------       ------
Increase (decrease) in
 outstanding capital        $  768      $(33,479)        $  (11)
                             ======       ========       ======
*Not shown due to rounding.

                      International     Large Cap      Limited-
                             Growth        Growth     Term Bond
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A ............          189           342           141
 Class B ............           42            51            46
 Class C ............          249           209           426
 Class Y ............          178           111             7
Shares issued from
 reinvestment of
 dividends:
 Class A ............          ---           ---             2
 Class B ............          ---           ---             1
 Class C ............          ---           ---            39
 Class Y ............          ---           ---             5
Shares redeemed:
 Class A ............         (137)         (547)           (8)
 Class B ............          (17)          (41)          (17)
 Class C ............       (1,454)         (277)         (293)
 Class Y ............         (155)         (114)          (20)
                              -----           ---          ---
Increase (decrease) in
 outstanding capital shares (1,105)         (266)          329
                              =====           ===          ===
Value issued from sale
 of shares:
 Class A ............     $  2,228        $3,243        $1,450
 Class B ............          487           489           475
 Class C ............        2,893         1,975         4,383
 Class Y ............        2,007         1,031            66
Value issued from
 reinvestment of
 dividends:
 Class A ............          ---           ---            24
 Class B ............          ---           ---            13
 Class C ............          ---           ---           396
 Class Y ............          ---           ---            47
Value redeemed:
 Class A ............       (1,581)       (5,184)          (78)
 Class B ............         (183)         (384)         (176)
 Class C ............      (16,262)       (2,505)       (3,007)
 Class Y ............       (1,766)       (1,038)         (207)
                           --------       -------        ------
Increase (decrease)
 in outstanding capital   $(12,177)      $(2,373)       $3,386
                           ========       =======       ======

                            Mid Cap         Money     Municipal
                             Growth        Market          Bond
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A ............          330         5,422            17
 Class B ............           58           791             2
 Class C ............          166        13,593           122
 Class Y ............          107           n/a           ---
Shares issued from
 reinvestment of
 dividends:
 Class A ............          ---            86             3
 Class B ............          ---             5           ---*
 Class C ............          ---            97            37
 Class Y ............          ---           n/a           ---*
Shares redeemed:
 Class A ............         (238)       (5,409)           (1)
 Class B ............          (23)         (371)           (1)
 Class C ............         (141)      (11,453)         (212)
 Class Y ............         (119)          n/a            ---
                                ---        ------         ----
Increase (decrease) in
 outstanding capital shares    140         2,761           (33)
                               ====        ======           ===
Value issued from sale
 of shares:
 Class A ............       $3,072       $ 5,422        $  181
 Class B ............          535           791            23
 Class C ............        1,532        13,593         1,307
 Class Y ............          945           n/a           ---
Value issued from
 reinvestment of
 dividends:
 Class A ............          ---            86            28
 Class B ............          ---             5             1
 Class C ............          ---            97           392
 Class Y ............          ---           n/a           ---*
Value redeemed:
 Class A ............       (2,220)       (5,409)           (7)
 Class B ............         (204)         (371)           (6)
 Class C ............       (1,262)      (11,453)       (2,261)
 Class Y ............       (1,023)          n/a           ---
                             ------       -------         -----
Increase (decrease) in
 outstanding capital        $1,375       $ 2,761         $(342)
                             ======       =======         =====
*Not shown due to rounding.

                        Science and     Small Cap   Tax-Managed
                         Technology        Growth        Equity
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A ............          196         1,551            66
 Class B ............           51           188            15
 Class C ............          387         1,502            41
 Class Y ............           77        11,682           ---
Shares issued from
 reinvestment of
 dividends:
 Class A ............          ---           ---           ---
 Class B ............          ---           ---           ---
 Class C ............          ---           ---           ---
 Class Y ............          ---           ---           ---
Shares redeemed:
 Class A ............         (105)       (1,284)          (23)
 Class B ............          (19)          (83)           (6)
 Class C ............       (1,030)       (5,288)         (104)
 Class Y ............          (31)      (10,367)          ---
                              -----        ------           ---
Increase (decrease) in
 outstanding capital
 shares                       (474)       (2,099)          (11)
                              =====        ======           ===
Value issued from sale
 of shares:
 Class A ............      $ 3,655      $ 16,300          $473
 Class B ............          958         1,934           111
 Class C ............        7,227        15,392           297
 Class Y ............        1,431       133,472           ---
Value issued from
 reinvestment of
 dividends:
 Class A ............          ---           ---           ---
 Class B ............          ---           ---           ---
 Class C ............          ---           ---           ---
 Class Y ............          ---           ---           ---
Value redeemed:
 Class A ............       (1,962)      (13,293)         (160)
 Class B ............         (341)         (817)          (46)
 Class C ............      (18,700)      (52,686)         (721)
 Class Y ............         (624)     (117,168)          ---
                            -------      --------          ----
Increase (decrease) in
 outstanding capital       $(8,356)     $(16,866)         $(46)
                            =======      ========          ====

Transactions in capital stock for the fiscal period ended March 31, 2001 are summarized below. Amounts are in thousands.

                              Asset          Core          High
                           Strategy        Equity        Income
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A ............          236           515            71
 Class B ............          154           445            80
 Class C ............        1,013         3,310           269
 Class Y ............           11            82             1
Shares issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............           24            39             2
 Class B ............           11            55             2
 Class C ............          780         8,511           185
 Class Y ............            8            36           ---*
Shares redeemed:
 Class A ............          (54)         (131)          (21)
 Class B ............           (6)          (23)           (2)
 Class C ............         (711)       (7,842)         (753)
 Class Y ............           (6)          (28)          ---*
                              -----         -----           ---
Increase (decrease) in
 outstanding capital shares
                              1,460         4,969          (166)
                              =====         =====           ===
Value issued from sale
 of shares:
 Class A ............      $ 3,253       $ 6,097       $   611
 Class B ............        2,098         5,544           696
 Class C ............       14,492        41,573         2,351
 Class Y ............          150         1,031             7
Value issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............          300           426            17
 Class B ............          144           600            19
 Class C ............        9,813        93,199         1,622
 Class Y ............          105           404             1
Value redeemed:
 Class A ............         (678)       (1,389)          (180)
 Class B ............          (82)         (249)           (14)
 Class C ............      (10,041)      (96,735)        (6,635)
 Class Y ............          (90)         (371)            (1)
                            -------        -------      -------
Increase (decrease) in
 outstanding capital       $19,464        $50,130       $(1,506)
                            =======        =======      =======
*Not shown due to rounding.

                      International     Large Cap      Limited-
                             Growth        Growth     Term Bond
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A ............          420         2,035            49
 Class B ............          156           282            42
 Class C ............          900           922           249
 Class Y ............          362            30            58
Shares issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............           66            19           ---*
 Class B ............           39             1             1
 Class C ............        3,184             4            87
 Class Y ............           57           ---*            8
Shares redeemed:
 Class A ............          (38)         (365)           (1)
 Class B ............          (23)          (31)           (1)
 Class C ............       (1,996)         (225)         (504)
 Class Y ............          (85)           (1)          (11)
                              -----         -----           ---
Increase (decrease) in
 outstanding capital shares  3,042         2,671           (23)
                              =====         =====           ===
Value issued from sale
 of shares:
 Class A ............      $ 7,120       $24,251        $  491
 Class B ............        3,011         3,285           419
 Class C ............       18,702        10,939         2,499
 Class Y ............        5,880           335           578
Value issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............          909           215             5
 Class B ............          536            11            10
 Class C ............       43,808            44           855
 Class Y ............          849             3            82
Value redeemed:
 Class A ............         (577)       (4,225)           (6)
 Class B ............         (320)         (355)          (15)
 Class C ............      (36,667)       (2,492)       (4,967)
 Class Y ............       (2,038)          (11)         (112)
                            -------       -------        ------
Increase (decrease)
in outstanding capital     $41,213       $32,000        $ (161)
                            =======       =======        ======
*Not shown due to rounding.

                            Mid Cap         Money     Municipal
                             Growth        Market          Bond
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A ............        1,017         3,165           113
 Class B ............          204           653             4
 Class C ............          622        22,623            94
 Class Y ............           19           n/a           ---*
Shares issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............           31           146             1
 Class B ............            4             5           ---*
 Class C ............            9            83           156
 Class Y ............            1           n/a           ---*
Shares redeemed:
 Class A ............          (75)       (1,502)           (1)
 Class B ............          (24)         (227)          ---
 Class C ............         (220)      (12,744)         (603)
 Class Y ............          ---*          n/a           ---
                              -----        ------           ---
Increase (decrease) in
 outstanding capital shares  1,588        12,202          (236)
                              =====        ======           ===
Value issued from sale
 of shares:
 Class A ............      $11,044       $ 3,165       $ 1,176
 Class B ............        2,209           653            37
 Class C ............        6,846        22,623         1,687
 Class Y ............          218           n/a           ---*
Value issued from
 reinvestment of
 dividends and/or
 capital gains distribution:
 Class A ............          323           146            11
 Class B ............           40             5           ---*
 Class C ............           95            83           898
 Class Y ............            6           n/a           ---*
Value redeemed:
 Class A ............         (761)       (1,502)          (13)
 Class B ............         (244)         (227)          ---
 Class C ............       (2,396)      (12,744)       (6,175)
 Class Y ............          ---*          n/a           ---
                            -------       -------       -------
Increase (decrease) in
 outstanding capital       $17,380       $12,202       $(2,379)
                            =======       =======       =======
*Not shown due to rounding.

                        Science and     Small Cap   Tax-Managed
                         Technology        Growth        Equity
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A ............          313           408           466
 Class B ............          161           444            45
 Class C ............        1,361         2,809           454
 Class Y ............           71         2,450           ---
Shares issued from reinvestment
 of dividends and/or
 capital gains distribution:
 Class A ............           44            93           ---
 Class B ............           31           130           ---
 Class C ............        1,930        16,665           ---
 Class Y ............           15           398           ---
Shares redeemed:
 Class A ............          (34)          (74)         (246)
 Class B ............          (15)          (43)           (4)
 Class C ............       (2,067)       (7,479)         (215)
 Class Y ............          (52)       (1,515)          ---
                              -----        ------           ---
Increase (decrease) in
 outstanding capital shares
                              1,758        14,286           500
                              =====        ======           ===
Value issued from sale
 of shares:
 Class A ............      $ 8,557      $  6,082        $4,220
 Class B ............        4,693         6,938           399
 Class C ............       41,214        43,656         4,099
 Class Y ............        2,138        33,613           ---
Value issued from reinvestment
 of dividends and/or
 capital gains distribution:
 Class A ............        1,046         1,030           ---
 Class B ............          736         1,430           ---
 Class C ............       45,259       183,313           ---
 Class Y ............          361         4,728           ---
Value redeemed:
 Class A ............         (854)       (1,032)       (2,120)
 Class B ............         (367)         (584)          (31)
 Class C ............      (58,506)     (112,387)       (1,820)
 Class Y ............       (1,623)      (22,367)          ---
                            -------      --------        ------
Increase (decrease) in
 outstanding capital
                           $42,654      $144,420        $4,747
                            =======      ========        ======

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a put written is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

For Asset Strategy Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2001                891       $220,704
     Options written               1,706        542,514
     Options terminated
       in closing purchase
       transactions               (2,324)      (702,238)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----       --------
     Outstanding at
       September 30, 2001            273       $ 60,980
                                   =====       ========

For Mid Cap Growth Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2001                 21       $  6,258
     Options written                 559        105,122
     Options terminated
       in closing purchase
       transactions                 (244)       (43,975)
     Options exercised               (29)        (6,075)
     Options expired                  (7)        (2,709)
                                   -----       --------

     Outstanding at
       September 30, 2001            300       $ 58,621
                                   =====       ========

For Mid Cap Growth Fund, transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2001                ---         $  ---
     Options written                  40          6,505
     Options terminated
       in closing purchase
       transactions                  ---            ---
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----       --------
     Outstanding at
       September 30, 2001             40         $6,505
                                   =====       ========

For Science and Technology Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2001                930     $  259,750
     Options written              13,876      4,329,925
     Options terminated
       in closing purchase
       transactions               (7,986)    (2,908,603)
     Options exercised              (444)      (208,007)
     Options expired                (462)      (100,251)
                                  ------     ----------
     Outstanding at
       September 30, 2001          5,914     $1,372,814
                                  ======     ==========

NOTE 7 -- Futures

The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
W&R Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Core Equity Fund, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund (collectively the "Funds") comprising W&R Funds, Inc. as of September 30, 2001, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2001, and the financial highlights for the six-month period ended September 30, 2001 and for each of the five fiscal years in the period ended March 31, 2001. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising W&R Funds, Inc. as of September 30, 2001, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2001, and the financial highlights for the six-month period ended September 30, 2001 and for each of the five fiscal years in the period ended March 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Kansas City, Missouri
November 2, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.




Householding

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Michael L. Avery, Vice President
Bryan J. Bailey, Vice President
Daniel P. Becker, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Grant P. Sarris, Vice President
Daniel C. Schulte, Vice President
Kimberly A. Scott, Vice President
Mark G. Seferovich, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President

W&R Funds, Inc.

Asset Strategy Fund
Core Equity Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund
Money Market Fund
Municipal Bond Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund









------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-01)
printed on recycled paper

For more complete information regarding any of the mutual funds in W&R Funds, including charges and expenses, please obtain the Corporation's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.